Shareholder Report			12 Months Ended
		Mar. 01, 2025	Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			GMO TRUST
Entity Central Index Key			0000772129
Entity Investment Company Type			N-1A
Document Period End Date			Feb. 28, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000179795
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class III
Trading Symbol			GCCHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$104	0.78%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned +67.33% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI ACWI
2017	$10,000	$10,000
2017	$10,245	$10,179
2017	$10,470	$10,404
2017	$10,570	$10,451
2017	$11,270	$10,743
2017	$11,420	$10,784
2017	$11,930	$10,993
2017	$12,235	$11,221
2017	$12,010	$11,438
2017	$12,468	$11,623
2018	$12,633	$12,278
2018	$12,328	$11,763
2018	$12,349	$11,502
2018	$12,463	$11,621
2018	$12,421	$11,635
2018	$11,872	$11,572
2018	$12,232	$11,921
2018	$11,909	$12,015
2018	$11,825	$12,067
2018	$11,052	$11,163
2018	$11,219	$11,326
2018	$10,497	$10,528
2019	$11,531	$11,360
2019	$11,685	$11,664
2019	$11,446	$11,810
2019	$11,770	$12,209
2019	$10,990	$11,485
2019	$11,897	$12,237
2019	$11,709	$12,273
2019	$11,194	$11,982
2019	$11,698	$12,234
2019	$11,969	$12,568
2019	$12,144	$12,875
2019	$13,274	$13,329
2020	$12,960	$13,181
2020	$12,347	$12,117
2020	$9,536	$10,481
2020	$10,762	$11,604
2020	$11,590	$12,108
2020	$12,027	$12,495
2020	$12,817	$13,156
2020	$14,176	$13,961
2020	$14,227	$13,511
2020	$14,334	$13,183
2020	$16,815	$14,808
2020	$18,965	$15,495
2021	$19,459	$15,425
2021	$20,229	$15,782
2021	$20,570	$16,204
2021	$20,635	$16,912
2021	$20,947	$17,167
2021	$21,376	$17,402
2021	$21,231	$17,521
2021	$21,419	$17,960
2021	$20,762	$17,218
2021	$23,203	$18,097
2021	$21,588	$17,661
2021	$21,135	$18,368
2022	$19,647	$17,466
2022	$20,818	$17,014
2022	$21,961	$17,383
2022	$19,103	$15,992
2022	$20,474	$16,010
2022	$17,388	$14,661
2022	$19,958	$15,685
2022	$19,951	$15,107
2022	$17,264	$13,661
2022	$18,404	$14,485
2022	$20,823	$15,609
2022	$18,970	$14,995
2023	$21,527	$16,069
2023	$20,418	$15,609
2023	$20,107	$16,090
2023	$19,521	$16,321
2023	$18,836	$16,147
2023	$20,143	$17,084
2023	$21,082	$17,709
2023	$18,539	$17,215
2023	$17,021	$16,503
2023	$14,598	$16,007
2023	$15,961	$17,484
2023	$17,674	$18,324
2024	$15,433	$18,431
2024	$15,690	$19,222
2024	$16,554	$19,815
2024	$15,611	$19,171
2024	$16,932	$19,950
2024	$15,040	$20,394
2024	$15,911	$20,723
2024	$16,011	$21,250
2024	$16,518	$21,743
2024	$15,126	$21,255
2024	$14,562	$22,050
2024	$13,145	$21,528
2025	$13,382	$22,251
2025	$12,377	$22,117
2025	$11,874	$21,243
2025	$11,730	$21,441
2025	$12,707	$22,674
2025	$13,634	$23,692
2025	$14,561	$24,013
2025	$16,328	$24,606
2025	$16,902	$25,498
2025	$18,123	$26,068
2025	$18,181	$26,065
2025	$18,311	$26,337
2026	$20,112	$27,118
2026	$20,710	$27,467

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 4/5/2017 (commencement of operations)
Class III	67.33%	0.47%	8.52%
MSCI ACWI	24.19%	11.72%	12.02%

Performance Inception Date			Apr. 05, 2017
AssetsNet			$ 625,814,331
Holdings Count | Holding			105
Advisory Fees Paid, Amount			$ 2,895,477
InvestmentCompanyPortfolioTurnover	[1]		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213399
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class R6
Trading Symbol			GCCAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	0.78%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class R6 shares of GMO Climate Change Fund returned +67.26% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,560	$9,686
2020	$9,108	$8,904
2020	$7,031	$7,702
2020	$7,939	$8,527
2020	$8,542	$8,897
2020	$8,864	$9,182
2020	$9,447	$9,667
2020	$10,446	$10,259
2020	$10,484	$9,928
2020	$10,563	$9,687
2020	$12,394	$10,881
2020	$13,981	$11,386
2021	$14,346	$11,334
2021	$14,910	$11,597
2021	$15,162	$11,907
2021	$15,210	$12,427
2021	$15,440	$12,615
2021	$15,753	$12,787
2021	$15,649	$12,875
2021	$15,788	$13,197
2021	$15,307	$12,652
2021	$17,100	$13,298
2021	$15,912	$12,978
2021	$15,576	$13,497
2022	$14,483	$12,834
2022	$15,343	$12,503
2022	$16,187	$12,773
2022	$14,081	$11,751
2022	$15,088	$11,765
2022	$12,820	$10,773
2022	$14,713	$11,525
2022	$14,708	$11,101
2022	$12,724	$10,038
2022	$13,565	$10,644
2022	$15,347	$11,470
2022	$13,981	$11,018
2023	$15,870	$11,808
2023	$15,051	$11,470
2023	$14,821	$11,823
2023	$14,388	$11,993
2023	$13,882	$11,865
2023	$14,847	$12,554
2023	$15,536	$13,013
2023	$13,663	$12,650
2023	$12,547	$12,126
2023	$10,757	$11,762
2023	$11,764	$12,847
2023	$13,028	$13,465
2024	$11,372	$13,543
2024	$11,562	$14,125
2024	$12,200	$14,560
2024	$11,504	$14,087
2024	$12,479	$14,660
2024	$11,082	$14,986
2024	$11,726	$15,228
2024	$11,805	$15,615
2024	$12,174	$15,977
2024	$11,151	$15,619
2024	$10,734	$16,203
2024	$9,689	$15,819
2025	$9,864	$16,350
2025	$9,127	$16,252
2025	$8,750	$15,610
2025	$8,644	$15,755
2025	$9,366	$16,661
2025	$10,050	$17,409
2025	$10,735	$17,645
2025	$12,035	$18,081
2025	$12,454	$18,736
2025	$13,356	$19,155
2025	$13,398	$19,153
2025	$13,493	$19,353
2026	$14,818	$19,927
2026	$15,266	$20,183

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/16/2020 (commencement of operations)
Class R6	67.26%	0.47%	7.16%
MSCI ACWI	24.19%	11.72%	12.16%

Performance Inception Date			Jan. 16, 2020
AssetsNet			$ 625,814,331
Holdings Count | Holding			105
Advisory Fees Paid, Amount			$ 2,895,477
InvestmentCompanyPortfolioTurnover	[2]		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213398
Shareholder Report [Line Items]
Fund Name			GMO Climate Change Fund
Class Name			Class I
Trading Symbol			GCCLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.86%

Expenses Paid, Amount			$ 115
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Climate Change Fund returned +67.24% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,568	$9,449
2020	$7,386	$8,173
2020	$8,335	$9,049
2020	$8,977	$9,442
2020	$9,315	$9,744
2020	$9,927	$10,259
2020	$10,977	$10,887
2020	$11,016	$10,536
2020	$11,099	$10,280
2020	$13,018	$11,547
2020	$14,683	$12,083
2021	$15,066	$12,028
2021	$15,659	$12,307
2021	$15,924	$12,636
2021	$15,970	$13,188
2021	$16,211	$13,387
2021	$16,540	$13,570
2021	$16,429	$13,663
2021	$16,569	$14,005
2021	$16,065	$13,427
2021	$17,948	$14,112
2021	$16,696	$13,772
2021	$16,345	$14,323
2022	$15,197	$13,620
2022	$16,100	$13,268
2022	$16,980	$13,555
2022	$14,770	$12,470
2022	$15,827	$12,485
2022	$13,441	$11,432
2022	$15,429	$12,231
2022	$15,424	$11,781
2022	$13,342	$10,653
2022	$14,225	$11,296
2022	$16,089	$12,172
2022	$14,656	$11,693
2023	$16,631	$12,531
2023	$15,772	$12,172
2023	$15,532	$12,547
2023	$15,078	$12,727
2023	$14,547	$12,591
2023	$15,554	$13,322
2023	$16,276	$13,810
2023	$14,312	$13,424
2023	$13,141	$12,869
2023	$11,270	$12,482
2023	$12,320	$13,634
2023	$13,639	$14,289
2024	$11,907	$14,373
2024	$12,105	$14,989
2024	$12,773	$15,452
2024	$12,045	$14,950
2024	$13,060	$15,557
2024	$11,603	$15,904
2024	$12,271	$16,160
2024	$12,348	$16,571
2024	$12,740	$16,955
2024	$11,664	$16,575
2024	$11,234	$17,195
2024	$10,135	$16,788
2025	$10,318	$17,351
2025	$9,541	$17,247
2025	$9,153	$16,565
2025	$9,042	$16,720
2025	$9,796	$17,681
2025	$10,506	$18,475
2025	$11,221	$18,725
2025	$12,585	$19,188
2025	$13,023	$19,883
2025	$13,966	$20,328
2025	$14,004	$20,326
2025	$14,106	$20,538
2026	$15,490	$21,147
2026	$15,957	$21,418

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 2/25/2020 (commencement of operations)
Class I	67.24%	0.38%	8.09%
MSCI ACWI	24.19%	11.72%	13.51%

Performance Inception Date			Feb. 25, 2020
AssetsNet			$ 625,814,331
Holdings Count | Holding			105
Advisory Fees Paid, Amount			$ 2,895,477
InvestmentCompanyPortfolioTurnover	[3]		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000228647
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets ex-China Fund
Class Name			Class III
Trading Symbol			GMAUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$107	0.81%

Expenses Paid, Amount			$ 107
Expense Ratio, Percent			0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets ex-China Fund returned +64.37% (net) for the fiscal year ended February 28, 2026, as compared with +65.82% for the MSCI Emerging Markets ex-China Index.

Stock selection within sectors and country allocation contributed positively to the portfolio’s benchmark relative performance. Areas of strong stock selection included Financials and Consumer Discretionary. Country allocation contributors included underweight positioning toward India and Saudi Arabia.

Information Technology, Industrials, and Materials were the largest detractors, largely from stock selection decisions. Information Technology detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted. Indonesia was also a modest detractor; value lost from the overweight allocation was nearly offset by positive stock selection within the country.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI Emerging Markets ex-China Index
2021	$50,000,000	$50,000,000
2021	$47,675,000	$47,667,293
2021	$50,228,144	$49,797,609
2022	$48,768,609	$49,107,537
2022	$41,898,727	$47,850,583
2022	$39,508,109	$48,053,601
2022	$36,815,518	$45,074,320
2022	$37,419,464	$45,126,486
2022	$32,663,392	$39,442,698
2022	$33,868,674	$41,337,467
2022	$33,615,166	$41,545,815
2022	$29,939,299	$37,238,442
2022	$31,536,400	$38,409,592
2022	$35,567,178	$42,004,173
2022	$33,936,906	$40,208,998
2023	$36,760,583	$42,638,257
2023	$35,177,213	$40,709,095
2023	$35,731,392	$41,654,618
2023	$35,916,119	$41,995,978
2023	$35,995,287	$42,587,623
2023	$37,393,931	$44,173,892
2023	$39,499,023	$46,089,446
2023	$37,493,318	$43,821,000
2023	$37,279,376	$42,700,846
2023	$36,423,608	$41,110,665
2023	$40,033,878	$45,362,200
2023	$43,119,637	$48,263,273
2024	$42,668,123	$47,062,704
2024	$43,655,811	$48,734,828
2024	$44,135,545	$50,033,327
2024	$43,684,030	$49,386,963
2024	$44,339,600	$49,335,517
2024	$45,168,012	$52,327,708
2024	$45,668,142	$52,767,215
2024	$46,918,467	$53,724,441
2024	$47,262,307	$54,399,548
2024	$44,980,463	$52,289,508
2024	$44,511,591	$50,580,141
2024	$43,211,860	$49,981,842
2025	$43,805,837	$51,042,234
2025	$41,949,658	$49,102,534
2025	$42,655,006	$49,123,273
2025	$43,805,837	$51,019,210
2025	$46,218,871	$53,522,327
2025	$49,003,140	$57,243,582
2025	$49,526,329	$57,710,732
2025	$50,281,303	$57,580,050
2025	$52,168,740	$61,044,504
2025	$55,150,889	$65,805,369
2025	$54,244,919	$64,261,789
2025	$56,972,855	$67,282,636
2026	$63,085,822	$74,306,956
2026	$68,954,270	$81,421,848

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 11/17/2021 (commencement of operations)
Class III	64.37%	7.80%
MSCI Emerging Markets ex-China Index	65.82%	12.06%

Performance Inception Date			Nov. 17, 2021
AssetsNet			$ 97,821,630
Holdings Count | Holding			173
Advisory Fees Paid, Amount			$ 436,091
InvestmentCompanyPortfolioTurnover	[4]		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$97,821,630
Number of Portfolio Holdings	173
Portfolio Turnover Rate	85%Footnote Reference*
Total Advisory Fees Paid, Net	$436,091
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	30.7
South Korea	22.5
India	10.3
Brazil	8.0
Thailand	7.6
Hungary	4.5
Indonesia	3.4
Mexico	3.2
Saudi Arabia	2.4
United States	1.6
Other (each less than 1%)	5.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	23.4
Banks	18.7
Technology Hardware & Equipment	11.5
Materials	9.1
Automobiles & Components	7.1
Transportation	6.2
Energy	5.7
Financial Services	4.0
Capital Goods	3.4
Utilities	2.9
Consumer Durables & Apparel	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	1.6
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000228643
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets ex-China Fund
Class Name			Class VI
Trading Symbol			GMAQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$90	0.68%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets ex-China Fund returned +64.55% (net) for the fiscal year ended February 28, 2026, as compared with +65.82% for the MSCI Emerging Markets ex-China Index.

Stock selection within sectors and country allocation contributed positively to the portfolio’s benchmark relative performance. Areas of strong stock selection included Financials and Consumer Discretionary. Country allocation contributors included underweight positioning toward India and Saudi Arabia.

Information Technology, Industrials, and Materials were the largest detractors, largely from stock selection decisions. Information Technology detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted. Indonesia was also a modest detractor; value lost from the overweight allocation was nearly offset by positive stock selection within the country.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	MSCI Emerging Markets ex-China Index
2021	$300,000,000	$300,000,000
2021	$297,750,000	$295,663,532
2021	$286,050,000	$286,594,293
2021	$301,391,477	$299,402,582
2022	$292,633,609	$295,253,600
2022	$251,562,225	$287,696,302
2022	$237,217,440	$288,916,927
2022	$220,909,685	$271,004,335
2022	$224,684,628	$271,317,977
2022	$196,146,057	$237,144,834
2022	$203,420,044	$248,536,920
2022	$201,898,578	$249,789,590
2022	$179,837,317	$223,891,986
2022	$189,422,554	$230,933,399
2022	$213,766,015	$252,545,414
2022	$203,771,859	$241,752,126
2023	$220,884,892	$256,357,776
2023	$211,377,651	$244,758,901
2023	$214,705,185	$250,443,756
2023	$215,814,363	$252,496,142
2023	$216,289,725	$256,053,345
2023	$224,687,788	$265,590,608
2023	$237,410,445	$277,107,662
2023	$225,523,860	$263,468,887
2023	$224,238,824	$256,734,084
2023	$219,098,679	$247,173,300
2023	$240,783,665	$272,735,177
2023	$259,358,916	$290,177,556
2024	$256,644,892	$282,959,270
2024	$262,581,819	$293,012,732
2024	$265,635,096	$300,819,812
2024	$262,921,072	$296,933,619
2024	$266,887,284	$296,624,303
2024	$271,866,600	$314,614,518
2024	$275,060,609	$317,257,008
2024	$282,575,927	$323,012,222
2024	$284,642,639	$327,071,225
2024	$270,927,185	$314,384,846
2024	$268,108,941	$304,107,468
2024	$260,338,882	$300,510,260
2025	$263,911,285	$306,885,748
2025	$252,970,800	$295,223,523
2025	$257,213,029	$295,348,212
2025	$264,134,560	$306,747,324
2025	$278,647,448	$321,797,035
2025	$295,616,363	$344,170,668
2025	$298,536,004	$346,979,355
2025	$303,303,499	$346,193,640
2025	$314,654,678	$367,023,287
2025	$332,589,541	$395,647,456
2025	$327,367,998	$386,366,851
2025	$343,649,090	$404,529,361
2026	$380,687,643	$446,762,302
2026	$416,254,465	$489,539,800

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 10/18/2021 (commencement of operations)
Class VI	64.55%	7.79%
MSCI Emerging Markets ex-China Index	65.82%	11.87%

Performance Inception Date			Oct. 18, 2021
AssetsNet			$ 97,821,630
Holdings Count | Holding			173
Advisory Fees Paid, Amount			$ 436,091
InvestmentCompanyPortfolioTurnover	[5]		85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$97,821,630
Number of Portfolio Holdings	173
Portfolio Turnover Rate	85%Footnote Reference*
Total Advisory Fees Paid, Net	$436,091
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	30.7
South Korea	22.5
India	10.3
Brazil	8.0
Thailand	7.6
Hungary	4.5
Indonesia	3.4
Mexico	3.2
Saudi Arabia	2.4
United States	1.6
Other (each less than 1%)	5.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	23.4
Banks	18.7
Technology Hardware & Equipment	11.5
Materials	9.1
Automobiles & Components	7.1
Transportation	6.2
Energy	5.7
Financial Services	4.0
Capital Goods	3.4
Utilities	2.9
Consumer Durables & Apparel	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	1.6
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013268
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class II
Trading Symbol			GMEMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$132	1.03%

Expenses Paid, Amount			$ 132
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class II shares of GMO Emerging Markets Fund returned +56.01% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class II	MSCI Emerging Markets Index
2016	$10,000	$10,000
2016	$11,434	$11,323
2016	$11,513	$11,385
2016	$11,263	$10,960
2016	$11,724	$11,398
2016	$12,377	$11,972
2016	$12,679	$12,269
2016	$12,794	$12,427
2016	$12,710	$12,457
2016	$12,183	$11,883
2016	$12,200	$11,910
2017	$12,936	$12,561
2017	$13,447	$12,946
2017	$13,851	$13,273
2017	$14,061	$13,563
2017	$14,411	$13,964
2017	$14,564	$14,105
2017	$15,202	$14,945
2017	$15,423	$15,279
2017	$15,085	$15,218
2017	$15,657	$15,752
2017	$15,639	$15,783
2017	$16,100	$16,350
2018	$17,499	$17,712
2018	$16,762	$16,896
2018	$16,587	$16,559
2018	$15,897	$16,508
2018	$15,533	$15,923
2018	$14,926	$15,262
2018	$15,428	$15,597
2018	$14,893	$15,175
2018	$15,123	$15,095
2018	$13,966	$13,780
2018	$14,506	$14,348
2018	$14,028	$13,966
2019	$15,411	$15,191
2019	$15,326	$15,225
2019	$15,435	$15,353
2019	$15,701	$15,676
2019	$14,903	$14,539
2019	$15,863	$15,446
2019	$15,748	$15,257
2019	$14,840	$14,513
2019	$15,309	$14,790
2019	$15,868	$15,414
2019	$15,920	$15,393
2019	$17,127	$16,541
2020	$15,991	$15,770
2020	$15,309	$14,938
2020	$12,969	$12,638
2020	$14,100	$13,795
2020	$14,373	$13,901
2020	$15,026	$14,923
2020	$16,006	$16,256
2020	$16,096	$16,615
2020	$15,656	$16,349
2020	$15,721	$16,686
2020	$17,107	$18,229
2020	$18,062	$19,569
2021	$18,610	$20,169
2021	$18,966	$20,323
2021	$19,137	$20,016
2021	$19,313	$20,515
2021	$19,876	$20,750
2021	$19,607	$21,027
2021	$18,806	$19,612
2021	$19,272	$20,125
2021	$18,495	$19,325
2021	$18,692	$19,516
2021	$17,775	$18,720
2021	$18,419	$19,072
2022	$18,143	$18,711
2022	$16,097	$18,151
2022	$14,839	$17,741
2022	$13,986	$16,754
2022	$14,207	$16,828
2022	$13,300	$15,710
2022	$13,088	$15,671
2022	$12,989	$15,737
2022	$11,491	$13,892
2022	$11,425	$13,461
2022	$13,099	$15,457
2022	$12,595	$15,240
2023	$13,708	$16,443
2023	$12,752	$15,377
2023	$12,980	$15,843
2023	$13,020	$15,663
2023	$12,682	$15,400
2023	$13,114	$15,985
2023	$13,968	$16,980
2023	$13,130	$15,934
2023	$13,101	$15,517
2023	$12,812	$14,914
2023	$13,943	$16,108
2023	$14,814	$16,738
2024	$14,499	$15,960
2024	$14,991	$16,720
2024	$15,091	$17,087
2024	$15,255	$17,211
2024	$15,608	$17,308
2024	$15,677	$17,991
2024	$15,634	$18,044
2024	$15,922	$18,335
2024	$16,509	$19,560
2024	$15,800	$18,690
2024	$15,538	$18,018
2024	$15,298	$17,994
2025	$15,537	$18,315
2025	$15,424	$18,404
2025	$15,782	$18,520
2025	$15,835	$18,764
2025	$16,762	$19,564
2025	$17,703	$20,741
2025	$18,133	$21,145
2025	$18,756	$21,416
2025	$19,466	$22,948
2025	$20,103	$23,907
2025	$19,844	$23,335
2025	$20,465	$24,033
2026	$22,487	$26,161
2026	$24,063	$27,599

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class II	56.01%	4.88%	9.18%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

AssetsNet			$ 530,049,469
Holdings Count | Holding			209
Advisory Fees Paid, Amount			$ 2,892,491
InvestmentCompanyPortfolioTurnover	[6]		91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013269
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class III
Trading Symbol			GMOEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$126	0.98%

Expenses Paid, Amount			$ 126
Expense Ratio, Percent			0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets Fund returned +56.14% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI Emerging Markets Index
2016	$50,000,000	$50,000,000
2016	$57,293,035	$56,616,373
2016	$57,621,551	$56,924,075
2016	$56,373,193	$54,800,689
2016	$58,738,502	$56,990,918
2016	$61,942,353	$59,858,802
2016	$63,477,208	$61,346,422
2016	$64,069,224	$62,135,248
2016	$63,630,694	$62,283,402
2016	$60,999,514	$59,416,437
2016	$61,084,214	$59,547,639
2017	$64,781,535	$62,806,266
2017	$67,336,047	$64,728,884
2017	$69,375,175	$66,362,862
2017	$70,428,351	$67,815,769
2017	$72,176,175	$69,820,700
2017	$72,938,047	$70,523,555
2017	$76,146,218	$74,727,430
2017	$77,248,156	$76,394,254
2017	$75,561,515	$76,090,494
2017	$78,440,049	$78,757,906
2017	$78,350,095	$78,916,003
2017	$80,660,292	$81,748,863
2018	$87,675,230	$88,562,285
2018	$83,972,263	$84,477,853
2018	$83,121,270	$82,793,520
2018	$79,671,300	$82,540,320
2018	$77,831,317	$79,615,583
2018	$74,795,343	$76,307,796
2018	$77,335,389	$77,984,069
2018	$74,640,054	$75,875,445
2018	$75,791,907	$75,472,749
2018	$69,986,569	$68,900,387
2018	$72,727,978	$71,739,753
2018	$70,316,840	$69,831,339
2019	$77,234,419	$75,954,231
2019	$76,830,299	$76,124,997
2019	$77,377,050	$76,763,900
2019	$78,708,268	$78,379,921
2019	$74,714,613	$72,692,564
2019	$79,540,279	$77,229,391
2019	$78,975,596	$76,285,032
2019	$74,435,396	$72,565,622
2019	$76,753,287	$73,950,884
2019	$79,572,991	$77,069,159
2019	$79,835,845	$76,963,116
2019	$85,882,679	$82,704,973
2020	$80,206,954	$78,849,709
2020	$76,771,647	$74,691,715
2020	$65,046,794	$63,187,487
2020	$70,722,519	$68,973,808
2020	$72,091,663	$69,503,579
2020	$75,377,609	$74,612,719
2020	$80,306,773	$81,280,249
2020	$80,757,091	$83,076,915
2020	$78,555,535	$81,744,418
2020	$78,880,764	$83,428,596
2020	$85,835,681	$91,144,696
2020	$90,634,677	$97,845,059
2021	$93,401,556	$100,844,772
2021	$95,185,805	$101,616,102
2021	$96,039,142	$100,081,433
2021	$96,944,196	$102,573,237
2021	$99,762,792	$103,749,180
2021	$98,418,140	$105,132,817
2021	$94,401,407	$98,057,542
2021	$96,734,866	$100,624,225
2021	$92,845,767	$96,625,347
2021	$93,831,005	$97,578,346
2021	$89,241,868	$93,601,713
2021	$92,476,436	$95,358,010
2022	$91,098,207	$93,552,979
2022	$80,829,053	$90,756,662
2022	$74,505,416	$88,706,860
2022	$70,235,610	$83,772,422
2022	$71,343,598	$84,141,260
2022	$66,803,550	$78,550,110
2022	$65,734,381	$78,357,145
2022	$65,239,724	$78,684,263
2022	$57,709,950	$69,459,935
2022	$57,380,179	$67,303,319
2022	$65,789,343	$77,285,591
2022	$63,257,906	$76,199,294
2023	$68,860,082	$82,216,100
2023	$64,074,890	$76,885,013
2023	$65,183,654	$79,213,647
2023	$65,417,078	$78,315,943
2023	$63,724,754	$77,000,531
2023	$65,883,926	$79,924,227
2023	$70,175,657	$84,899,622
2023	$65,972,124	$79,669,785
2023	$65,855,359	$77,586,246
2023	$64,377,116	$74,571,645
2023	$70,065,546	$80,539,621
2023	$74,436,633	$83,688,254
2024	$72,911,164	$79,802,304
2024	$75,370,593	$83,598,690
2024	$75,868,705	$85,437,239
2024	$76,709,269	$86,053,545
2024	$78,483,794	$86,539,595
2024	$78,857,378	$89,953,028
2024	$78,644,974	$90,220,731
2024	$80,097,853	$91,677,384
2024	$83,035,196	$97,799,147
2024	$79,466,167	$93,449,702
2024	$78,171,209	$90,092,034
2024	$76,966,449	$89,968,316
2025	$78,178,777	$91,576,069
2025	$77,588,996	$92,019,725
2025	$79,391,105	$92,602,244
2025	$79,685,996	$93,819,140
2025	$84,371,480	$97,821,685
2025	$89,089,729	$103,703,426
2025	$91,232,467	$105,724,486
2025	$94,415,758	$107,080,593
2025	$97,960,041	$114,740,550
2025	$101,176,149	$119,535,651
2025	$99,863,452	$116,676,976
2025	$102,999,266	$120,167,146
2026	$113,192,440	$130,805,257
2026	$121,147,248	$137,993,480

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III	56.14%	4.94%	9.25%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

AssetsNet			$ 530,049,469
Holdings Count | Holding			209
Advisory Fees Paid, Amount			$ 2,892,491
InvestmentCompanyPortfolioTurnover	[7]		91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013272
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class VI
Trading Symbol			GEMMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$109	0.85%

Expenses Paid, Amount			$ 109
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets Fund returned +56.32% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care.

Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	MSCI Emerging Markets Index
2016	$300,000,000	$300,000,000
2016	$343,766,578	$339,698,237
2016	$345,755,968	$341,544,447
2016	$338,196,286	$328,804,135
2016	$352,519,894	$341,945,510
2016	$371,907,485	$359,152,811
2016	$381,205,173	$368,078,532
2016	$384,658,599	$372,811,489
2016	$382,134,941	$373,700,409
2016	$366,328,873	$356,498,623
2016	$366,859,772	$357,285,834
2017	$389,143,106	$376,837,594
2017	$404,496,867	$388,373,305
2017	$416,725,526	$398,177,169
2017	$423,111,604	$406,894,616
2017	$433,709,775	$418,924,199
2017	$438,329,491	$423,141,329
2017	$457,607,780	$448,364,579
2017	$464,431,636	$458,365,527
2017	$454,332,329	$456,542,966
2017	$471,528,446	$472,547,436
2017	$471,119,015	$473,496,019
2017	$485,079,338	$490,493,177
2018	$527,412,011	$531,373,712
2018	$505,197,836	$506,867,121
2018	$500,028,500	$496,761,120
2018	$479,211,443	$495,241,919
2018	$468,313,923	$477,693,497
2018	$450,011,679	$457,846,777
2018	$465,341,854	$467,904,417
2018	$449,242,482	$455,252,673
2018	$456,242,209	$452,836,493
2018	$421,383,568	$413,402,319
2018	$437,762,930	$430,438,516
2018	$423,309,858	$418,988,036
2019	$465,105,741	$455,725,385
2019	$462,791,782	$456,749,983
2019	$465,973,476	$460,583,397
2019	$474,216,954	$470,279,525
2019	$450,065,008	$436,155,386
2019	$479,134,117	$463,376,344
2019	$475,945,187	$457,710,194
2019	$448,598,703	$435,393,733
2019	$462,708,325	$443,705,306
2019	$479,727,147	$462,414,956
2019	$481,327,207	$461,778,694
2019	$517,792,022	$496,229,840
2020	$483,656,891	$473,098,252
2020	$463,024,100	$448,150,291
2020	$392,326,449	$379,124,924
2020	$426,613,292	$413,842,847
2020	$434,957,436	$417,021,472
2020	$454,831,668	$447,676,315
2020	$484,478,679	$487,681,494
2020	$487,224,465	$498,461,490
2020	$474,105,709	$490,466,510
2020	$476,088,777	$500,571,578
2020	$518,190,828	$546,868,177
2020	$547,058,501	$587,070,353
2021	$563,946,920	$605,068,631
2021	$574,679,747	$609,696,611
2021	$580,046,160	$600,488,600
2021	$585,412,574	$615,439,420
2021	$602,616,664	$622,495,080
2021	$594,567,044	$630,796,905
2021	$570,209,255	$588,345,252
2021	$584,460,528	$603,745,348
2021	$561,025,102	$579,752,080
2021	$567,042,306	$585,470,074
2021	$539,331,498	$561,610,275
2021	$558,857,191	$572,148,061
2022	$550,757,812	$561,317,875
2022	$488,607,470	$544,539,970
2022	$450,424,681	$532,241,161
2022	$424,638,901	$502,634,530
2022	$431,581,226	$504,847,558
2022	$403,977,218	$471,300,658
2022	$397,552,666	$470,142,870
2022	$394,692,575	$472,105,578
2022	$349,099,357	$416,759,608
2022	$347,248,710	$403,819,917
2022	$398,225,628	$463,713,546
2022	$382,822,976	$457,195,767
2023	$416,827,822	$493,296,599
2023	$387,834,217	$461,310,078
2023	$394,635,186	$475,281,883
2023	$396,066,969	$469,895,660
2023	$385,865,515	$462,003,188
2023	$399,109,508	$479,545,363
2023	$425,091,802	$509,397,734
2023	$399,542,806	$478,018,712
2023	$398,999,210	$465,517,478
2023	$390,160,345	$447,429,871
2023	$424,558,310	$483,237,726
2023	$451,117,465	$502,129,523
2024	$441,816,074	$478,813,823
2024	$456,737,056	$501,592,141
2024	$459,837,520	$512,623,433
2024	$464,875,773	$516,321,270
2024	$475,727,396	$519,237,567
2024	$478,052,744	$539,718,168
2024	$476,801,383	$541,324,386
2024	$485,656,546	$550,064,304
2024	$503,563,656	$586,794,879
2024	$481,917,699	$560,698,214
2024	$474,046,443	$540,552,203
2024	$466,671,167	$539,809,899
2025	$474,234,388	$549,456,415
2025	$470,759,394	$552,118,348
2025	$481,797,608	$555,613,465
2025	$483,637,311	$562,914,839
2025	$512,050,492	$586,930,107
2025	$540,668,084	$622,220,557
2025	$553,803,856	$634,346,917
2025	$573,055,913	$642,483,556
2025	$594,765,680	$688,443,302
2025	$614,427,355	$717,213,903
2025	$606,439,799	$700,061,856
2025	$625,483,755	$721,002,878
2026	$687,579,350	$784,831,539
2026	$735,875,924	$827,960,882

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	56.32%	5.07%	9.39%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

AssetsNet			$ 530,049,469
Holdings Count | Holding			209
Advisory Fees Paid, Amount			$ 2,892,491
InvestmentCompanyPortfolioTurnover	[8]		91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213362
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class R6
Trading Symbol			GEMNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$132	1.03%

Expenses Paid, Amount			$ 132
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Emerging Markets Fund returned +56.01% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$10,871	$10,916
2020	$11,083	$11,000
2020	$11,585	$11,808
2020	$12,341	$12,863
2020	$12,410	$13,148
2020	$12,075	$12,937
2020	$12,121	$13,203
2020	$13,190	$14,424
2020	$13,926	$15,485
2021	$14,353	$15,960
2021	$14,624	$16,082
2021	$14,756	$15,839
2021	$14,892	$16,233
2021	$15,326	$16,419
2021	$15,119	$16,638
2021	$14,501	$15,519
2021	$14,861	$15,925
2021	$14,261	$15,292
2021	$14,409	$15,443
2021	$13,705	$14,813
2021	$14,200	$15,091
2022	$13,992	$14,806
2022	$12,412	$14,363
2022	$11,441	$14,039
2022	$10,782	$13,258
2022	$10,957	$13,316
2022	$10,257	$12,431
2022	$10,090	$12,401
2022	$10,018	$12,453
2022	$8,857	$10,993
2022	$8,806	$10,651
2022	$10,103	$12,231
2022	$9,709	$12,059
2023	$10,573	$13,011
2023	$9,835	$12,168
2023	$10,006	$12,536
2023	$10,038	$12,394
2023	$9,781	$12,186
2023	$10,114	$12,649
2023	$10,771	$13,436
2023	$10,125	$12,608
2023	$10,107	$12,279
2023	$9,880	$11,802
2023	$10,752	$12,746
2023	$11,424	$13,244
2024	$11,181	$12,629
2024	$11,560	$13,230
2024	$11,638	$13,521
2024	$11,764	$13,619
2024	$12,036	$13,696
2024	$12,089	$14,236
2024	$12,057	$14,278
2024	$12,279	$14,509
2024	$12,727	$15,478
2024	$12,185	$14,789
2024	$11,983	$14,258
2024	$11,794	$14,238
2025	$11,983	$14,493
2025	$11,896	$14,563
2025	$12,167	$14,655
2025	$12,213	$14,848
2025	$12,929	$15,481
2025	$13,654	$16,412
2025	$13,981	$16,732
2025	$14,467	$16,946
2025	$15,010	$18,159
2025	$15,506	$18,918
2025	$15,301	$18,465
2025	$15,779	$19,018
2026	$17,339	$20,701
2026	$18,560	$21,839

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 3/31/2020 (commencement of operations)
Class R6	56.01%	4.88%	11.02%
MSCI Emerging Markets Index	49.96%	6.31%	14.12%

Performance Inception Date			Mar. 31, 2020
AssetsNet			$ 530,049,469
Holdings Count | Holding			209
Advisory Fees Paid, Amount			$ 2,892,491
InvestmentCompanyPortfolioTurnover	[9]		91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213363
Shareholder Report [Line Items]
Fund Name			GMO Emerging Markets Fund
Class Name			Class I
Trading Symbol			GEMEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$145	1.13%

Expenses Paid, Amount			$ 145
Expense Ratio, Percent			1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Emerging Markets Fund returned +55.87% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$9,102	$9,289
2020	$8,714	$8,799
2020	$7,382	$7,444
2020	$8,025	$8,125
2020	$8,181	$8,188
2020	$8,552	$8,790
2020	$9,108	$9,575
2020	$9,156	$9,787
2020	$8,909	$9,630
2020	$8,943	$9,828
2020	$9,732	$10,737
2020	$10,275	$11,526
2021	$10,587	$11,880
2021	$10,790	$11,971
2021	$10,887	$11,790
2021	$10,987	$12,083
2021	$11,305	$12,222
2021	$11,152	$12,385
2021	$10,697	$11,551
2021	$10,962	$11,854
2021	$10,517	$11,383
2021	$10,629	$11,495
2021	$10,107	$11,026
2021	$10,473	$11,233
2022	$10,316	$11,021
2022	$9,150	$10,691
2022	$8,437	$10,450
2022	$7,951	$9,869
2022	$8,077	$9,912
2022	$7,560	$9,253
2022	$7,439	$9,231
2022	$7,386	$9,269
2022	$6,529	$8,183
2022	$6,492	$7,928
2022	$7,445	$9,104
2022	$7,158	$8,976
2023	$7,792	$9,685
2023	$7,248	$9,057
2023	$7,374	$9,332
2023	$7,397	$9,226
2023	$7,208	$9,071
2023	$7,450	$9,415
2023	$7,936	$10,001
2023	$7,459	$9,385
2023	$7,446	$9,140
2023	$7,279	$8,785
2023	$7,919	$9,488
2023	$8,414	$9,859
2024	$8,238	$9,401
2024	$8,514	$9,848
2024	$8,568	$10,065
2024	$8,665	$10,137
2024	$8,862	$10,195
2024	$8,905	$10,597
2024	$8,879	$10,628
2024	$9,042	$10,800
2024	$9,373	$11,521
2024	$8,969	$11,009
2024	$8,820	$10,613
2024	$8,684	$10,598
2025	$8,820	$10,788
2025	$8,752	$10,840
2025	$8,955	$10,909
2025	$8,986	$11,052
2025	$9,513	$11,524
2025	$10,044	$12,216
2025	$10,284	$12,455
2025	$10,638	$12,614
2025	$11,042	$13,517
2025	$11,400	$14,082
2025	$11,253	$13,745
2025	$11,606	$14,156
2026	$12,751	$15,409
2026	$13,642	$16,256

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/14/2020 (commencement of operations)
Class I	55.87%	4.80%	5.20%
MSCI Emerging Markets Index	49.96%	6.31%	8.26%

Performance Inception Date			Jan. 14, 2020
AssetsNet			$ 530,049,469
Holdings Count | Holding			209
Advisory Fees Paid, Amount			$ 2,892,491
InvestmentCompanyPortfolioTurnover	[10]		91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011881
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class III
Trading Symbol			GMOIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$86	0.68%

Expenses Paid, Amount			$ 86
Expense Ratio, Percent			0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO International Equity Fund returned +52.42% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI EAFE Index
2016	$10,000	$10,000
2016	$10,686	$10,651
2016	$10,925	$10,959
2016	$10,919	$10,859
2016	$10,539	$10,495
2016	$10,917	$11,027
2016	$10,944	$11,035
2016	$11,130	$11,170
2016	$10,977	$10,942
2016	$10,808	$10,724
2016	$11,128	$11,091
2017	$11,411	$11,412
2017	$11,553	$11,575
2017	$11,859	$11,894
2017	$12,130	$12,197
2017	$12,527	$12,644
2017	$12,583	$12,622
2017	$12,883	$12,986
2017	$13,048	$12,981
2017	$13,446	$13,304
2017	$13,765	$13,506
2017	$13,771	$13,648
2017	$13,992	$13,867
2018	$14,815	$14,563
2018	$13,974	$13,905
2018	$13,776	$13,631
2018	$13,840	$13,966
2018	$13,589	$13,652
2018	$13,039	$13,486
2018	$13,423	$13,818
2018	$13,111	$13,551
2018	$13,158	$13,668
2018	$11,929	$12,580
2018	$11,788	$12,565
2018	$11,116	$11,955
2019	$12,126	$12,740
2019	$12,295	$13,065
2019	$12,313	$13,147
2019	$12,688	$13,517
2019	$11,799	$12,868
2019	$12,513	$13,631
2019	$12,139	$13,458
2019	$11,873	$13,110
2019	$12,448	$13,485
2019	$13,066	$13,970
2019	$13,242	$14,127
2019	$13,841	$14,586
2020	$13,603	$14,282
2020	$12,577	$12,991
2020	$10,523	$11,257
2020	$11,331	$11,984
2020	$11,844	$12,506
2020	$12,245	$12,932
2020	$12,685	$13,233
2020	$13,105	$13,914
2020	$12,961	$13,552
2020	$12,396	$13,011
2020	$14,009	$15,028
2020	$14,873	$15,726
2021	$14,762	$15,559
2021	$15,293	$15,908
2021	$15,988	$16,274
2021	$16,408	$16,763
2021	$17,221	$17,365
2021	$16,801	$17,115
2021	$16,730	$17,244
2021	$16,857	$17,548
2021	$16,257	$17,039
2021	$16,557	$17,458
2021	$15,729	$16,645
2021	$16,678	$17,498
2022	$16,538	$16,652
2022	$16,070	$16,358
2022	$15,930	$16,463
2022	$15,008	$15,398
2022	$15,483	$15,513
2022	$14,037	$14,074
2022	$14,402	$14,775
2022	$13,708	$14,073
2022	$12,600	$12,757
2022	$13,392	$13,443
2022	$15,054	$14,957
2022	$14,939	$14,969
2023	$16,025	$16,181
2023	$15,769	$15,844
2023	$16,032	$16,236
2023	$16,323	$16,695
2023	$15,631	$15,988
2023	$16,731	$16,716
2023	$17,378	$17,257
2023	$16,858	$16,595
2023	$16,524	$16,029
2023	$15,894	$15,379
2023	$17,304	$16,806
2023	$18,000	$17,699
2024	$18,063	$17,801
2024	$18,448	$18,127
2024	$19,297	$18,703
2024	$18,912	$18,244
2024	$20,012	$18,950
2024	$19,320	$18,644
2024	$20,062	$19,191
2024	$20,667	$19,815
2024	$20,978	$19,998
2024	$19,815	$18,911
2024	$19,728	$18,803
2024	$20,335	$18,376
2025	$21,326	$19,341
2025	$21,915	$19,717
2025	$22,316	$19,637
2025	$23,446	$20,536
2025	$24,379	$21,476
2025	$25,157	$21,949
2025	$25,034	$21,641
2025	$26,270	$22,564
2025	$26,740	$22,996
2025	$27,111	$23,266
2025	$28,496	$23,411
2025	$29,283	$24,113
2026	$31,179	$25,371
2026	$33,404	$26,545

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	52.42%	16.92%	12.82%
MSCI EAFE Index	34.63%	10.78%	10.26%

AssetsNet			$ 1,149,440,871
Holdings Count | Holding			192
Advisory Fees Paid, Amount			$ 5,119,140
InvestmentCompanyPortfolioTurnover	[11]		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011882
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class IV
Trading Symbol			GMCFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$78	0.62%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class IV shares of GMO International Equity Fund returned +52.48% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	MSCI EAFE Index
2016	$125,000,000	$125,000,000
2016	$133,510,349	$133,133,424
2016	$136,505,991	$136,987,780
2016	$136,437,909	$135,743,359
2016	$131,672,113	$131,186,787
2016	$136,440,380	$137,835,431
2016	$136,782,336	$137,933,291
2016	$139,107,635	$139,627,718
2016	$137,261,074	$136,771,654
2016	$135,140,948	$134,047,705
2016	$139,142,564	$138,631,385
2017	$142,686,695	$142,652,761
2017	$144,458,760	$144,692,624
2017	$148,286,421	$148,675,821
2017	$151,688,786	$152,458,858
2017	$156,650,569	$158,054,719
2017	$157,359,395	$157,775,178
2017	$161,109,787	$162,326,325
2017	$163,177,125	$162,265,161
2017	$168,167,251	$166,302,404
2017	$172,159,352	$168,827,657
2017	$172,230,640	$170,598,535
2017	$175,065,792	$173,336,829
2018	$185,316,403	$182,031,315
2018	$174,772,917	$173,815,157
2018	$172,356,702	$170,389,571
2018	$173,162,107	$174,579,494
2018	$170,013,705	$170,655,315
2018	$163,131,152	$168,570,370
2018	$167,959,477	$172,719,782
2018	$164,053,443	$169,384,142
2018	$164,643,033	$170,854,181
2018	$149,313,691	$157,255,548
2018	$147,544,920	$157,057,392
2018	$139,094,779	$149,433,212
2019	$151,760,443	$159,253,988
2019	$153,884,027	$163,313,589
2019	$154,111,554	$164,343,405
2019	$158,889,619	$168,963,973
2019	$147,740,801	$160,849,324
2019	$156,690,192	$170,391,777
2019	$151,952,626	$168,228,344
2019	$148,685,644	$163,870,232
2019	$155,903,394	$168,566,102
2019	$163,577,002	$174,622,531
2019	$165,856,291	$176,591,085
2019	$173,344,331	$182,330,242
2020	$170,359,699	$178,521,762
2020	$157,478,652	$162,383,799
2020	$131,795,101	$140,710,713
2020	$141,927,144	$149,800,996
2020	$148,367,667	$156,324,059
2020	$153,394,417	$161,646,826
2020	$158,955,307	$165,414,635
2020	$164,232,812	$173,918,749
2020	$162,342,363	$169,399,762
2020	$155,253,177	$162,635,823
2020	$175,575,510	$187,846,553
2020	$186,391,638	$196,580,664
2021	$184,992,054	$194,486,316
2021	$191,660,659	$198,848,511
2021	$200,387,476	$203,420,671
2021	$205,656,498	$209,541,500
2021	$215,865,227	$217,057,888
2021	$210,596,206	$213,939,806
2021	$209,758,350	$215,550,666
2021	$211,350,603	$219,352,827
2021	$203,808,353	$212,986,995
2021	$207,579,478	$218,225,493
2021	$197,187,934	$208,068,465
2021	$209,182,224	$218,722,361
2022	$207,426,603	$208,152,833
2022	$201,545,273	$204,472,382
2022	$199,701,871	$205,786,621
2022	$188,202,555	$192,473,314
2022	$194,259,447	$193,916,246
2022	$176,000,990	$175,923,224
2022	$180,633,359	$184,689,463
2022	$171,910,089	$175,917,712
2022	$158,076,218	$159,461,137
2022	$168,033,081	$168,036,099
2022	$188,916,059	$186,962,988
2022	$187,441,772	$187,113,225
2023	$201,092,224	$202,265,113
2023	$197,885,742	$198,044,534
2023	$201,183,838	$202,952,883
2023	$204,848,388	$208,682,823
2023	$196,145,080	$199,851,763
2023	$210,070,373	$208,946,929
2023	$218,119,230	$215,707,724
2023	$211,588,715	$207,443,441
2023	$207,390,526	$200,357,658
2023	$199,553,907	$192,234,791
2023	$217,186,300	$210,077,610
2023	$225,984,118	$221,238,825
2024	$226,774,964	$222,512,029
2024	$231,717,748	$226,584,984
2024	$242,295,308	$233,781,208
2024	$237,451,379	$228,043,868
2024	$251,390,032	$236,877,146
2024	$242,690,730	$233,053,040
2024	$251,971,178	$239,890,005
2024	$259,582,390	$247,690,317
2024	$263,488,143	$249,977,580
2024	$248,866,604	$236,383,550
2024	$247,865,129	$235,042,448
2024	$255,407,455	$229,697,135
2025	$267,873,894	$241,768,108
2025	$275,394,969	$246,456,790
2025	$280,340,333	$245,462,493
2025	$294,661,284	$256,705,975
2025	$306,406,524	$268,450,996
2025	$316,091,195	$274,365,992
2025	$314,594,148	$270,514,740
2025	$330,157,842	$282,047,418
2025	$335,968,288	$287,445,392
2025	$340,741,155	$290,826,826
2025	$358,172,493	$292,632,590
2025	$368,123,575	$301,411,306
2026	$392,003,630	$317,140,219
2026	$419,918,214	$331,813,390

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class IV†	52.48%	16.99%	12.88%
MSCI EAFE Index	34.63%	10.78%	10.26%

AssetsNet			$ 1,149,440,871
Holdings Count | Holding			192
Advisory Fees Paid, Amount			$ 5,119,140
InvestmentCompanyPortfolioTurnover	[12]		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213358
Shareholder Report [Line Items]
Fund Name			GMO International Equity Fund
Class Name			Class I
Trading Symbol			GMOUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.77%

Expenses Paid, Amount			$ 97
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class I shares of GMO International Equity Fund returned +52.23% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI EAFE Index
2021	$10,000	$10,000
2021	$10,050	$10,078
2021	$9,810	$9,933
2021	$9,763	$10,008
2021	$9,833	$10,184
2021	$9,484	$9,889
2021	$9,663	$10,132
2021	$9,174	$9,660
2021	$9,730	$10,155
2022	$9,645	$9,664
2022	$9,373	$9,494
2022	$9,288	$9,555
2022	$8,748	$8,936
2022	$9,028	$9,003
2022	$8,179	$8,168
2022	$8,392	$8,575
2022	$7,989	$8,168
2022	$7,341	$7,404
2022	$7,801	$7,802
2022	$8,767	$8,681
2022	$8,701	$8,688
2023	$9,330	$9,391
2023	$9,183	$9,195
2023	$9,330	$9,423
2023	$9,500	$9,689
2023	$9,094	$9,279
2023	$9,736	$9,701
2023	$10,106	$10,015
2023	$9,805	$9,631
2023	$9,611	$9,302
2023	$9,241	$8,925
2023	$10,059	$9,754
2023	$10,464	$10,272
2024	$10,500	$10,331
2024	$10,723	$10,520
2024	$11,215	$10,854
2024	$10,987	$10,588
2024	$11,629	$10,998
2024	$11,224	$10,821
2024	$11,648	$11,138
2024	$11,999	$11,500
2024	$12,179	$11,606
2024	$11,501	$10,975
2024	$11,450	$10,913
2024	$11,800	$10,665
2025	$12,372	$11,225
2025	$12,713	$11,443
2025	$12,945	$11,397
2025	$13,597	$11,919
2025	$14,137	$12,464
2025	$14,586	$12,739
2025	$14,513	$12,560
2025	$15,227	$13,095
2025	$15,494	$13,346
2025	$15,713	$13,503
2025	$16,513	$13,587
2025	$16,967	$13,994
2026	$18,067	$14,725
2026	$19,352	$15,406

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 5/24/2021 (commencement of operations)
Class I†	52.23%	14.86%
MSCI EAFE Index	34.63%	9.49%

Performance Inception Date			May 24, 2021
AssetsNet			$ 1,149,440,871
Holdings Count | Holding			192
Advisory Fees Paid, Amount			$ 5,119,140
InvestmentCompanyPortfolioTurnover	[13]		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013282
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class III
Trading Symbol			GTMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$92	0.73%

Expenses Paid, Amount			$ 92
Expense Ratio, Percent			0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class III shares of GMO International Opportunistic Value Fund returned +51.36% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI World ex USA Index	MSCI World ex USA Value Index
2016	$10,000	$10,000	$10,000
2016	$10,728	$10,679	$10,711
2016	$10,898	$11,022	$11,192
2016	$10,836	$10,898	$10,981
2016	$10,457	$10,566	$10,478
2016	$10,869	$11,086	$11,003
2016	$10,947	$11,097	$11,178
2016	$11,086	$11,232	$11,284
2016	$10,886	$11,013	$11,315
2016	$10,679	$10,837	$11,302
2016	$10,997	$11,191	$11,805
2017	$11,384	$11,524	$12,120
2017	$11,505	$11,657	$12,178
2017	$11,843	$11,953	$12,474
2017	$12,109	$12,207	$12,672
2017	$12,488	$12,614	$12,930
2017	$12,576	$12,626	$13,018
2017	$13,032	$13,001	$13,473
2017	$13,226	$12,998	$13,391
2017	$13,567	$13,335	$13,818
2017	$13,875	$13,518	$13,923
2017	$13,891	$13,654	$14,050
2017	$14,125	$13,900	$14,290
2018	$14,939	$14,547	$15,007
2018	$14,117	$13,856	$14,248
2018	$13,944	$13,595	$13,915
2018	$14,002	$13,929	$14,348
2018	$13,694	$13,665	$13,800
2018	$13,094	$13,515	$13,643
2018	$13,462	$13,847	$14,023
2018	$13,066	$13,585	$13,544
2018	$13,075	$13,691	$13,800
2018	$11,896	$12,603	$12,873
2018	$11,767	$12,592	$12,809
2018	$11,125	$11,941	$12,137
2019	$12,176	$12,793	$13,024
2019	$12,212	$13,122	$13,254
2019	$12,229	$13,189	$13,168
2019	$12,547	$13,562	$13,491
2019	$11,867	$12,921	$12,712
2019	$12,574	$13,689	$13,398
2019	$12,237	$13,524	$13,114
2019	$11,970	$13,191	$12,598
2019	$12,450	$13,561	$13,205
2019	$12,957	$14,000	$13,639
2019	$13,135	$14,175	$13,710
2019	$13,718	$14,627	$14,204
2020	$13,423	$14,344	$13,697
2020	$12,493	$13,070	$12,420
2020	$10,560	$11,225	$10,119
2020	$11,324	$12,007	$10,679
2020	$11,830	$12,518	$10,990
2020	$12,254	$12,947	$11,369
2020	$12,746	$13,291	$11,421
2020	$12,995	$13,977	$12,110
2020	$12,801	$13,584	$11,522
2020	$12,248	$13,050	$11,086
2020	$13,853	$15,052	$13,181
2020	$14,747	$15,737	$13,746
2021	$14,577	$15,569	$13,667
2021	$15,058	$15,965	$14,352
2021	$15,680	$16,373	$14,892
2021	$16,132	$16,888	$15,223
2021	$16,857	$17,538	$15,856
2021	$16,518	$17,297	$15,444
2021	$16,412	$17,412	$15,376
2021	$16,526	$17,691	$15,529
2021	$15,996	$17,183	$15,279
2021	$16,261	$17,694	$15,618
2021	$15,419	$16,866	$14,682
2021	$16,338	$17,723	$15,570
2022	$16,228	$16,941	$15,809
2022	$15,776	$16,677	$15,647
2022	$15,698	$16,871	$15,812
2022	$14,816	$15,763	$15,018
2022	$15,224	$15,894	$15,418
2022	$13,713	$14,398	$13,856
2022	$13,977	$15,114	$14,167
2022	$13,446	$14,408	$13,668
2022	$12,361	$13,074	$12,440
2022	$13,174	$13,795	$13,233
2022	$14,835	$15,264	$14,599
2022	$14,728	$15,190	$14,692
2023	$15,698	$16,435	$15,864
2023	$15,395	$16,052	$15,588
2023	$15,663	$16,408	$15,519
2023	$15,956	$16,874	$16,025
2023	$15,126	$16,138	$15,146
2023	$16,108	$16,906	$16,002
2023	$16,814	$17,453	$16,721
2023	$16,287	$16,778	$16,193
2023	$16,135	$16,212	$16,033
2023	$15,408	$15,528	$15,311
2023	$16,545	$16,987	$16,540
2023	$17,362	$17,915	$17,407
2024	$17,085	$17,993	$17,353
2024	$17,254	$18,300	$17,370
2024	$18,084	$18,899	$18,113
2024	$17,843	$18,416	$17,911
2024	$18,770	$19,120	$18,633
2024	$17,976	$18,803	$18,110
2024	$18,786	$19,393	$18,981
2024	$19,407	$20,040	$19,526
2024	$19,699	$20,262	$19,865
2024	$18,798	$19,229	$18,975
2024	$18,615	$19,275	$18,971
2024	$18,274	$18,757	$18,564
2025	$19,026	$19,690	$19,442
2025	$20,054	$20,036	$20,087
2025	$20,516	$19,921	$20,473
2025	$20,951	$20,828	$21,315
2025	$21,953	$21,809	$22,200
2025	$22,468	$22,320	$22,630
2025	$22,481	$22,050	$22,706
2025	$23,890	$23,022	$24,004
2025	$24,373	$23,511	$24,414
2025	$24,553	$23,764	$24,572
2025	$25,506	$24,012	$25,325
2025	$26,734	$24,733	$26,404
2026	$28,414	$25,900	$27,814
2026	$30,355	$27,145	$29,437

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	51.36%	15.05%	11.75%
MSCI World ex USA Index	35.48%	11.20%	10.50%
MSCI World ex USA Value Index	46.55%	15.45%	11.40%

AssetsNet			$ 339,816,620
Holdings Count | Holding			175
Advisory Fees Paid, Amount			$ 1,726,795
InvestmentCompanyPortfolioTurnover	[14]		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013283
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class IV
Trading Symbol			GMAZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$79	0.63%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class IV shares of GMO International Opportunistic Value Fund returned +51.39% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$125,000,000	$125,000,000	$125,000,000
2023	$123,653,017	$124,385,373	$124,262,278
2023	$118,085,489	$119,135,120	$118,662,797
2023	$126,795,977	$130,331,085	$128,188,980
2023	$133,053,248	$137,455,460	$134,910,013
2024	$131,019,077	$138,047,380	$134,492,115
2024	$132,313,550	$140,404,187	$134,622,625
2024	$138,600,986	$144,999,463	$140,378,265
2024	$136,751,740	$141,294,592	$138,813,329
2024	$143,871,337	$146,698,884	$144,406,662
2024	$137,768,825	$144,266,896	$140,353,450
2024	$143,983,079	$148,793,051	$147,110,056
2024	$148,760,657	$153,757,169	$151,332,002
2024	$151,008,928	$155,459,715	$153,955,325
2024	$144,076,757	$147,532,988	$147,062,275
2024	$142,671,587	$147,885,685	$147,031,724
2024	$140,200,476	$143,915,404	$143,875,877
2025	$145,881,538	$151,072,596	$150,680,093
2025	$153,794,444	$153,725,962	$155,678,818
2025	$157,243,660	$152,840,657	$158,672,982
2025	$160,591,428	$159,802,921	$165,194,860
2025	$168,301,440	$167,327,049	$172,053,003
2025	$172,284,875	$171,250,710	$175,388,675
2025	$172,391,158	$169,180,629	$175,976,365
2025	$183,232,032	$176,631,184	$186,035,497
2025	$186,951,940	$180,385,527	$189,212,274
2025	$188,333,620	$182,328,835	$190,435,735
2025	$195,667,152	$184,233,156	$196,274,025
2025	$205,062,119	$189,758,847	$204,634,995
2026	$217,878,502	$198,715,886	$215,567,425
2026	$232,830,948	$208,264,518	$228,141,647

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 9/25/2023 (commencement of operations)
Class IV†	51.39%	29.19%
MSCI World ex USA Index	35.48%	23.39%
MSCI World ex USA Value Index	46.55%	28.11%

Performance Inception Date			Sep. 25, 2023
AssetsNet			$ 339,816,620
Holdings Count | Holding			175
Advisory Fees Paid, Amount			$ 1,726,795
InvestmentCompanyPortfolioTurnover	[15]		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213365
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class R6
Trading Symbol			GMBCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.69%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class R6 shares of GMO International Opportunistic Value Fund returned +51.29% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI World ex USA Index	MSCI World ex USA Value Index
2024	$10,000	$10,000	$10,000
2024	$9,795	$9,787	$9,855
2024	$10,304	$10,161	$10,252
2024	$9,868	$9,992	$9,964
2024	$10,307	$10,306	$10,444
2024	$10,649	$10,650	$10,744
2024	$10,810	$10,768	$10,930
2024	$10,321	$10,219	$10,441
2024	$10,220	$10,243	$10,439
2024	$10,033	$9,968	$10,214
2025	$10,446	$10,464	$10,698
2025	$11,011	$10,648	$11,052
2025	$11,258	$10,586	$11,265
2025	$11,497	$11,068	$11,728
2025	$12,048	$11,590	$12,215
2025	$12,338	$11,861	$12,452
2025	$12,338	$11,718	$12,493
2025	$13,113	$12,234	$13,208
2025	$13,378	$12,494	$13,433
2025	$13,477	$12,629	$13,520
2025	$14,001	$12,761	$13,934
2025	$14,676	$13,143	$14,528
2026	$15,591	$13,764	$15,304
2026	$16,659	$14,425	$16,197

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 4/8/2024 (commencement of operations)
Class R6†	51.29%	30.97%
MSCI World ex USA Index	35.48%	21.37%
MSCI World ex USA Value Index	46.55%	29.03%

Performance Inception Date			Apr. 08, 2024
AssetsNet			$ 339,816,620
Holdings Count | Holding			175
Advisory Fees Paid, Amount			$ 1,726,795
InvestmentCompanyPortfolioTurnover	[16]		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213364
Shareholder Report [Line Items]
Fund Name			GMO International Opportunistic Value Fund
Class Name			Class I
Trading Symbol			IOVFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.51%

Expenses Paid, Amount			$ 190
Expense Ratio, Percent			1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class I shares of GMO International Opportunistic Value Fund returned +51.15% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$10,000	$10,000	$10,000
2023	$9,986	$10,000	$10,038
2023	$9,885	$9,662	$9,939
2023	$9,447	$9,255	$9,491
2023	$10,144	$10,124	$10,253
2023	$10,646	$10,678	$10,790
2024	$10,476	$10,724	$10,757
2024	$10,572	$10,907	$10,767
2024	$11,081	$11,264	$11,228
2024	$10,934	$10,976	$11,102
2024	$11,495	$11,396	$11,550
2024	$11,008	$11,207	$11,226
2024	$11,497	$11,558	$11,766
2024	$11,878	$11,944	$12,104
2024	$12,058	$12,076	$12,313
2024	$11,504	$11,461	$11,762
2024	$11,392	$11,488	$11,760
2024	$11,189	$11,180	$11,507
2025	$11,642	$11,736	$12,051
2025	$12,273	$11,942	$12,451
2025	$12,549	$11,873	$12,691
2025	$12,816	$12,414	$13,212
2025	$13,423	$12,998	$13,761
2025	$13,739	$13,303	$14,028
2025	$13,748	$13,142	$14,075
2025	$14,605	$13,721	$14,879
2025	$14,901	$14,013	$15,133
2025	$15,012	$14,164	$15,231
2025	$15,588	$14,311	$15,698
2025	$16,345	$14,741	$16,367
2026	$17,358	$15,437	$17,241
2026	$18,552	$16,178	$18,247

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 8/14/2023 (commencement of operations)
Class I†	51.15%	27.50%
MSCI World ex USA Index	35.48%	20.82%
MSCI World ex USA Value Index	46.55%	26.67%

Performance Inception Date			Aug. 14, 2023
AssetsNet			$ 339,816,620
Holdings Count | Holding			175
Advisory Fees Paid, Amount			$ 1,726,795
InvestmentCompanyPortfolioTurnover	[17]		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222625
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class III
Trading Symbol			GMAKX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$89	0.70%

Expenses Paid, Amount			$ 89
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class III shares of GMO-Usonian Japan Value Creation Fund returned +53.11% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$10,000	$10,000
2022	$9,934	$9,511
2022	$9,950	$9,473
2022	$9,329	$9,360
2022	$8,839	$8,463
2022	$8,844	$8,685
2022	$8,476	$8,054
2022	$8,853	$8,492
2022	$8,432	$8,285
2022	$7,766	$7,487
2022	$7,788	$7,662
2022	$8,651	$8,402
2022	$8,717	$8,478
2023	$9,199	$8,982
2023	$9,033	$8,656
2023	$9,295	$8,994
2023	$9,445	$9,028
2023	$9,461	$9,116
2023	$9,869	$9,475
2023	$10,161	$9,783
2023	$9,993	$9,588
2023	$9,944	$9,389
2023	$9,684	$8,975
2023	$10,221	$9,692
2023	$10,615	$10,138
2024	$10,828	$10,541
2024	$11,036	$10,802
2024	$11,378	$11,068
2024	$11,075	$10,616
2024	$11,316	$10,752
2024	$11,137	$10,655
2024	$11,914	$11,330
2024	$12,130	$11,368
2024	$12,305	$11,378
2024	$11,404	$10,885
2024	$11,704	$10,983
2024	$11,484	$10,915
2025	$11,633	$11,094
2025	$11,725	$10,967
2025	$12,179	$11,058
2025	$12,697	$11,631
2025	$13,220	$12,083
2025	$13,577	$12,305
2025	$13,501	$12,185
2025	$14,238	$13,053
2025	$14,633	$13,344
2025	$14,366	$13,585
2025	$14,964	$13,602
2025	$15,092	$13,714
2026	$15,900	$14,541
2026	$17,953	$15,871

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 12/30/2021 (commencement of operations)
Class III	53.11%	15.09%
Tokyo Stock Price Index (TR)	44.71%	11.73%

Performance Inception Date			Dec. 30, 2021
AssetsNet			$ 296,301,318
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 1,020,275
InvestmentCompanyPortfolioTurnover	[18]		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222627
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class VI
Trading Symbol			GMAHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$76	0.60%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund returned +53.22% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	Tokyo Stock Price Index (TR)
2020	$300,000,000	$300,000,000
2020	$299,550,000	$297,807,029
2020	$293,550,000	$292,099,818
2020	$323,250,000	$325,453,450
2020	$350,534,002	$338,382,940
2021	$348,863,346	$334,471,407
2021	$356,457,237	$338,903,001
2021	$372,708,163	$344,944,425
2021	$372,252,530	$338,813,004
2021	$373,619,430	$345,493,420
2021	$360,861,693	$342,190,531
2021	$365,994,098	$338,514,021
2021	$371,536,993	$348,872,735
2021	$376,264,757	$358,043,699
2021	$364,852,914	$345,382,237
2021	$344,800,676	$334,313,329
2021	$353,083,060	$340,943,581
2022	$350,766,008	$324,272,438
2022	$351,300,712	$322,984,858
2022	$329,377,837	$319,117,168
2022	$312,089,065	$288,543,393
2022	$312,267,300	$296,119,292
2022	$299,256,162	$274,594,116
2022	$312,778,737	$289,513,856
2022	$297,732,255	$282,480,916
2022	$274,410,209	$255,262,373
2022	$275,162,533	$261,247,709
2022	$305,631,658	$286,471,530
2022	$308,125,771	$289,055,076
2023	$324,970,485	$306,252,137
2023	$319,292,491	$295,130,580
2023	$328,377,281	$306,644,043
2023	$333,676,741	$307,805,477
2023	$334,244,540	$310,804,814
2023	$348,818,056	$323,057,631
2023	$359,055,587	$333,540,573
2023	$353,310,698	$326,906,049
2023	$351,587,231	$320,123,368
2023	$342,395,408	$305,991,201
2023	$361,353,543	$330,435,419
2023	$375,314,139	$345,648,057
2024	$382,852,161	$359,402,731
2024	$390,191,814	$368,279,490
2024	$402,490,692	$377,372,593
2024	$391,778,766	$361,946,781
2024	$400,308,633	$366,598,307
2024	$393,960,825	$363,271,492
2024	$421,403,840	$386,277,574
2024	$429,226,186	$387,580,884
2024	$435,443,949	$387,923,661
2024	$403,352,271	$371,123,726
2024	$414,183,212	$374,459,295
2024	$406,437,177	$372,151,932
2025	$411,728,798	$378,230,965
2025	$415,188,704	$373,925,900
2025	$431,063,566	$377,010,089
2025	$449,380,715	$396,558,373
2025	$467,901,387	$411,973,151
2025	$480,723,391	$419,534,129
2025	$477,961,353	$415,428,750
2025	$504,274,924	$445,024,316
2025	$518,254,009	$454,958,539
2025	$508,797,569	$463,170,185
2025	$530,177,346	$463,744,378
2025	$534,823,026	$467,586,772
2026	$563,435,843	$495,772,332
2026	$636,151,122	$541,112,963

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 9/14/2020 (commencement of operations)
Class VI	53.22%	12.28%	14.77%
Tokyo Stock Price Index (TR)	44.71%	9.81%	11.42%

Performance Inception Date			Sep. 14, 2020
AssetsNet			$ 296,301,318
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 1,020,275
InvestmentCompanyPortfolioTurnover	[19]		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222630
Shareholder Report [Line Items]
Fund Name			GMO-Usonian Japan Value Creation Fund
Class Name			Class I
Trading Symbol			GMIIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.82%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class I shares of GMO-Usonian Japan Value Creation Fund returned +52.93% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$9,519	$9,770
2021	$9,653	$9,665
2021	$9,799	$9,961
2021	$9,920	$10,223
2021	$9,618	$9,861
2021	$9,085	$9,545
2021	$9,304	$9,735
2022	$9,243	$9,259
2022	$9,257	$9,222
2022	$8,679	$9,111
2022	$8,218	$8,238
2022	$8,223	$8,455
2022	$7,880	$7,840
2022	$8,234	$8,266
2022	$7,838	$8,065
2022	$7,218	$7,288
2022	$7,238	$7,459
2022	$8,041	$8,179
2022	$8,101	$8,253
2023	$8,544	$8,744
2023	$8,395	$8,426
2023	$8,639	$8,755
2023	$8,773	$8,788
2023	$8,788	$8,874
2023	$9,167	$9,224
2023	$9,435	$9,523
2023	$9,278	$9,334
2023	$9,233	$9,140
2023	$8,996	$8,737
2023	$9,490	$9,434
2023	$9,853	$9,869
2024	$10,051	$10,262
2024	$10,244	$10,515
2024	$10,562	$10,775
2024	$10,281	$10,334
2024	$10,500	$10,467
2024	$10,338	$10,372
2024	$11,054	$11,029
2024	$11,254	$11,066
2024	$11,412	$11,076
2024	$10,574	$10,596
2024	$10,859	$10,691
2024	$10,648	$10,626
2025	$10,787	$10,799
2025	$10,872	$10,676
2025	$11,289	$10,764
2025	$11,770	$11,322
2025	$12,251	$11,763
2025	$12,583	$11,978
2025	$12,508	$11,861
2025	$13,193	$12,706
2025	$13,555	$12,990
2025	$13,306	$13,224
2025	$13,862	$13,241
2025	$13,981	$13,350
2026	$14,726	$14,155
2026	$16,627	$15,450

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 6/7/2021 (commencement of operations)
Class I	52.93%	11.35%
Tokyo Stock Price Index (TR)	44.71%	9.64%

Performance Inception Date			Jun. 07, 2021
AssetsNet			$ 296,301,318
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 1,020,275
InvestmentCompanyPortfolioTurnover	[20]		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011437
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class III
Trading Symbol			GQETX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.51%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +15.46% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	S&P 500 Index
2016	$10,000	$10,000
2016	$10,606	$10,678
2016	$10,506	$10,720
2016	$10,769	$10,912
2016	$10,885	$10,941
2016	$11,270	$11,344
2016	$11,254	$11,360
2016	$11,264	$11,362
2016	$11,018	$11,155
2016	$11,018	$11,568
2016	$11,174	$11,797
2017	$11,387	$12,020
2017	$12,025	$12,498
2017	$12,205	$12,512
2017	$12,500	$12,641
2017	$12,947	$12,818
2017	$12,996	$12,899
2017	$13,129	$13,164
2017	$13,322	$13,204
2017	$13,405	$13,476
2017	$14,006	$13,791
2017	$14,375	$14,214
2017	$14,422	$14,372
2018	$15,301	$15,195
2018	$14,829	$14,635
2018	$14,322	$14,263
2018	$14,416	$14,318
2018	$14,735	$14,662
2018	$14,906	$14,753
2018	$15,705	$15,302
2018	$16,308	$15,800
2018	$16,450	$15,890
2018	$15,619	$14,804
2018	$15,871	$15,106
2018	$14,488	$13,742
2019	$15,399	$14,843
2019	$15,847	$15,320
2019	$16,409	$15,617
2019	$16,878	$16,250
2019	$16,039	$15,217
2019	$17,006	$16,289
2019	$17,381	$16,523
2019	$17,122	$16,262
2019	$17,302	$16,566
2019	$17,864	$16,925
2019	$18,504	$17,539
2019	$19,080	$18,069
2020	$18,965	$18,061
2020	$17,532	$16,575
2020	$15,946	$14,527
2020	$17,733	$16,390
2020	$18,310	$17,170
2020	$18,503	$17,512
2020	$19,358	$18,499
2020	$20,532	$19,829
2020	$19,909	$19,076
2020	$19,182	$18,568
2020	$21,482	$20,601
2020	$22,602	$21,393
2021	$22,222	$21,177
2021	$22,937	$21,761
2021	$24,120	$22,714
2021	$25,497	$23,926
2021	$25,895	$24,093
2021	$26,204	$24,656
2021	$26,975	$25,241
2021	$27,470	$26,009
2021	$26,192	$24,799
2021	$27,784	$26,537
2021	$26,912	$26,353
2021	$28,524	$27,534
2022	$27,474	$26,109
2022	$26,311	$25,327
2022	$26,695	$26,268
2022	$25,072	$23,977
2022	$25,222	$24,021
2022	$23,515	$22,038
2022	$25,238	$24,070
2022	$23,980	$23,089
2022	$21,978	$20,962
2022	$23,661	$22,659
2022	$25,354	$23,926
2022	$24,182	$22,547
2023	$25,808	$23,964
2023	$24,916	$23,379
2023	$26,280	$24,238
2023	$27,119	$24,616
2023	$27,863	$24,723
2023	$29,352	$26,357
2023	$30,138	$27,203
2023	$29,592	$26,770
2023	$28,110	$25,494
2023	$28,016	$24,958
2023	$30,463	$27,237
2023	$31,440	$28,474
2024	$32,294	$28,953
2024	$33,924	$30,499
2024	$34,843	$31,480
2024	$33,530	$30,194
2024	$34,701	$31,692
2024	$36,080	$32,829
2024	$36,514	$33,228
2024	$37,621	$34,034
2024	$38,224	$34,761
2024	$37,051	$34,446
2024	$38,312	$36,468
2024	$37,389	$35,599
2025	$39,327	$36,590
2025	$38,937	$36,113
2025	$37,010	$34,078
2025	$36,792	$33,847
2025	$38,363	$35,977
2025	$40,118	$37,807
2025	$39,643	$38,655
2025	$40,795	$39,439
2025	$42,146	$40,878
2025	$43,369	$41,835
2025	$44,321	$41,938
2025	$44,752	$41,964
2026	$45,404	$42,572
2026	$44,957	$42,249

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III	15.46%	14.41%	16.22%
S&P 500 Index	16.99%	14.19%	15.50%

AssetsNet			$ 12,115,464,727
Holdings Count | Holding			50
Advisory Fees Paid, Amount			$ 36,868,284
InvestmentCompanyPortfolioTurnover	[21]		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011438
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class IV
Trading Symbol			GQEFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$50	0.46%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class IV shares of GMO Quality Fund returned +15.53% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	S&P 500 Index
2016	$125,000,000	$125,000,000
2016	$132,627,564	$133,479,775
2016	$131,378,222	$133,997,240
2016	$134,665,965	$136,403,583
2016	$136,112,572	$136,757,015
2016	$140,920,774	$141,799,073
2016	$140,720,223	$141,998,166
2016	$140,853,924	$142,025,013
2016	$137,778,803	$139,434,310
2016	$137,778,803	$144,598,243
2016	$139,785,044	$147,456,388
2017	$142,441,777	$150,253,111
2017	$150,411,977	$156,219,049
2017	$152,659,982	$156,401,275
2017	$156,338,536	$158,007,503
2017	$161,924,488	$160,231,111
2017	$162,605,701	$161,231,199
2017	$164,286,820	$164,546,544
2017	$166,696,727	$165,050,257
2017	$167,660,690	$168,454,938
2017	$175,234,684	$172,385,901
2017	$179,847,935	$177,672,940
2017	$180,406,931	$179,648,424
2018	$191,465,795	$189,934,007
2018	$185,567,734	$182,933,587
2018	$179,227,319	$178,284,646
2018	$180,406,931	$178,968,736
2018	$184,388,122	$183,278,656
2018	$186,526,169	$184,406,723
2018	$196,545,033	$191,269,164
2018	$204,080,797	$197,501,729
2018	$205,849,395	$198,625,896
2018	$195,468,496	$185,049,784
2018	$198,621,213	$188,820,801
2018	$181,330,577	$171,772,010
2019	$192,797,070	$185,537,100
2019	$198,396,984	$191,494,368
2019	$205,419,100	$195,215,436
2019	$211,285,677	$203,119,640
2019	$200,796,948	$190,211,758
2019	$212,885,653	$203,617,175
2019	$217,688,950	$206,543,583
2019	$214,359,272	$203,271,867
2019	$216,699,046	$207,075,173
2019	$223,718,367	$211,560,365
2019	$231,727,593	$219,239,769
2019	$238,968,973	$225,856,867
2020	$237,525,343	$225,768,313
2020	$219,624,324	$207,183,249
2020	$199,702,223	$181,593,454
2020	$222,030,375	$204,872,602
2020	$229,344,770	$214,630,286
2020	$231,847,063	$218,898,682
2020	$242,573,569	$231,241,315
2020	$257,247,772	$247,863,062
2020	$249,361,636	$238,445,091
2020	$240,377,430	$232,103,933
2020	$269,126,890	$257,510,948
2020	$283,206,548	$267,411,773
2021	$278,460,686	$264,712,040
2021	$287,400,566	$272,011,452
2021	$302,300,364	$283,924,375
2021	$319,517,910	$299,077,068
2021	$324,594,878	$301,165,935
2021	$328,457,789	$308,196,591
2021	$338,104,196	$315,517,772
2021	$344,288,344	$325,111,297
2021	$328,322,000	$309,990,442
2021	$348,336,149	$331,708,927
2021	$337,317,123	$329,410,531
2021	$357,583,037	$344,173,437
2022	$344,330,533	$326,363,480
2022	$329,905,242	$316,591,684
2022	$334,713,672	$328,346,584
2022	$314,307,163	$299,714,160
2022	$316,183,623	$300,264,021
2022	$294,838,883	$275,479,099
2022	$316,563,895	$300,879,499
2022	$300,717,556	$288,609,068
2022	$275,556,956	$262,028,568
2022	$296,725,730	$283,242,756
2022	$318,015,468	$299,071,501
2022	$303,326,733	$281,840,650
2023	$323,784,567	$299,549,802
2023	$312,637,670	$292,241,100
2023	$329,685,865	$302,970,507
2023	$340,308,202	$307,699,408
2023	$349,488,000	$309,036,873
2023	$368,241,014	$329,456,568
2023	$378,100,087	$340,040,346
2023	$371,268,536	$334,626,383
2023	$352,744,522	$318,672,096
2023	$351,562,138	$311,971,525
2023	$382,304,119	$340,462,452
2023	$394,512,571	$355,929,870
2024	$405,326,760	$361,911,009
2024	$425,723,142	$381,235,468
2024	$437,358,662	$393,501,565
2024	$420,795,157	$377,429,168
2024	$435,579,112	$396,143,870
2024	$452,827,059	$410,358,342
2024	$458,334,337	$415,353,379
2024	$472,189,999	$425,428,481
2024	$479,872,347	$434,514,401
2024	$465,193,576	$430,573,971
2024	$481,107,010	$455,849,155
2024	$469,489,073	$444,982,528
2025	$493,889,300	$457,374,135
2025	$488,865,724	$451,406,263
2025	$464,752,558	$425,972,105
2025	$462,025,474	$423,083,616
2025	$481,689,187	$449,714,490
2025	$503,792,922	$472,583,661
2025	$497,873,868	$483,189,850
2025	$512,287,942	$492,984,837
2025	$529,349,498	$510,978,832
2025	$544,793,149	$522,942,688
2025	$556,706,822	$524,224,422
2025	$562,090,945	$524,545,372
2026	$570,411,107	$532,151,364
2026	$564,810,998	$528,107,098

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	15.53%	14.47%	16.28%
S&P 500 Index	16.99%	14.19%	15.50%

AssetsNet			$ 12,115,464,727
Holdings Count | Holding			50
Advisory Fees Paid, Amount			$ 36,868,284
InvestmentCompanyPortfolioTurnover	[22]		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011440
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class VI
Trading Symbol			GQLOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.41%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class VI shares of GMO Quality Fund returned +15.59% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	S&P 500 Index
2016	$300,000,000	$300,000,000
2016	$318,325,434	$320,351,459
2016	$315,323,855	$321,593,377
2016	$323,222,749	$327,368,600
2016	$326,698,262	$328,216,835
2016	$338,242,117	$340,317,776
2016	$337,920,747	$340,795,598
2016	$338,242,117	$340,860,032
2016	$330,850,603	$334,642,343
2016	$330,850,603	$347,035,784
2016	$335,612,861	$353,895,331
2017	$342,000,807	$360,607,466
2017	$361,164,645	$374,925,718
2017	$366,569,830	$375,363,060
2017	$375,414,679	$379,218,007
2017	$389,009,538	$384,554,666
2017	$390,483,680	$386,954,877
2017	$394,472,784	$394,911,707
2017	$400,434,589	$396,120,616
2017	$402,753,069	$404,291,851
2017	$420,969,696	$413,726,164
2017	$432,065,278	$426,415,056
2017	$433,555,532	$431,156,218
2018	$459,987,518	$455,841,617
2018	$445,795,847	$439,040,608
2018	$430,717,198	$427,883,151
2018	$433,555,532	$429,524,967
2018	$443,134,909	$439,868,775
2018	$448,279,390	$442,576,134
2018	$472,285,920	$459,045,994
2018	$490,422,292	$474,004,149
2018	$494,863,852	$476,702,149
2018	$469,695,010	$444,119,481
2018	$477,467,741	$453,169,922
2018	$435,953,502	$412,252,824
2019	$463,347,733	$445,289,040
2019	$476,830,831	$459,586,484
2019	$493,738,208	$468,517,046
2019	$508,077,376	$487,487,136
2019	$482,823,319	$456,508,220
2019	$511,929,689	$488,681,220
2019	$523,393,900	$495,704,598
2019	$515,375,028	$487,852,480
2019	$521,009,911	$496,980,414
2019	$537,914,559	$507,744,876
2019	$557,419,921	$526,175,446
2019	$574,610,364	$542,056,480
2020	$571,132,093	$541,843,950
2020	$528,001,533	$497,239,798
2020	$480,233,278	$435,824,290
2020	$534,030,536	$491,694,245
2020	$551,653,775	$515,112,687
2020	$557,450,893	$525,356,837
2020	$583,438,038	$554,979,156
2020	$618,805,210	$594,871,348
2020	$600,038,956	$572,268,219
2020	$578,144,992	$557,049,438
2020	$647,435,778	$618,026,275
2020	$681,308,978	$641,788,255
2021	$669,865,116	$635,308,895
2021	$691,422,158	$652,827,486
2021	$727,350,561	$681,418,501
2021	$768,867,827	$717,784,964
2021	$781,110,098	$722,798,243
2021	$790,424,869	$739,671,818
2021	$813,719,212	$757,242,653
2021	$828,637,398	$780,267,113
2021	$790,121,355	$743,977,062
2021	$838,130,788	$796,101,425
2021	$812,091,774	$790,585,275
2021	$860,706,276	$826,016,249
2022	$829,006,472	$783,272,351
2022	$794,193,295	$759,820,041
2022	$805,797,687	$788,031,802
2022	$756,832,812	$719,313,985
2022	$761,078,321	$720,633,650
2022	$709,849,174	$661,149,837
2022	$762,151,241	$722,110,798
2022	$723,897,673	$692,661,762
2022	$663,451,196	$628,868,562
2022	$714,553,290	$679,782,615
2022	$765,655,385	$717,771,602
2022	$730,418,319	$676,417,559
2023	$779,514,086	$718,919,525
2023	$752,590,601	$701,378,640
2023	$794,084,443	$727,129,216
2023	$819,424,194	$738,478,578
2023	$841,913,223	$741,688,495
2023	$886,891,281	$790,695,763
2023	$910,555,087	$816,096,829
2023	$894,368,851	$803,103,320
2023	$849,618,671	$764,813,031
2023	$846,762,277	$748,731,661
2023	$920,711,156	$817,109,884
2023	$950,501,777	$854,231,688
2024	$976,307,255	$868,586,423
2024	$1,025,933,174	$914,965,124
2024	$1,053,392,850	$944,403,755
2024	$1,014,022,954	$905,830,004
2024	$1,049,422,776	$950,745,287
2024	$1,091,108,548	$984,860,021
2024	$1,104,213,196	$996,848,109
2024	$1,138,035,942	$1,021,028,354
2024	$1,156,605,293	$1,042,834,563
2024	$1,121,124,569	$1,033,377,531
2024	$1,159,258,058	$1,094,037,972
2024	$1,131,462,244	$1,067,958,068
2025	$1,190,117,802	$1,097,697,924
2025	$1,178,317,275	$1,083,375,032
2025	$1,120,355,866	$1,022,333,051
2025	$1,113,761,454	$1,015,400,679
2025	$1,161,310,634	$1,079,314,776
2025	$1,214,413,003	$1,134,200,788
2025	$1,200,352,146	$1,159,655,639
2025	$1,235,217,146	$1,183,163,609
2025	$1,276,485,922	$1,226,349,197
2025	$1,313,485,514	$1,255,062,450
2025	$1,342,302,504	$1,258,138,612
2025	$1,355,491,934	$1,258,908,892
2026	$1,375,243,388	$1,277,163,274
2026	$1,362,075,752	$1,267,457,036

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	15.59%	14.52%	16.34%
S&P 500 Index	16.99%	14.19%	15.50%

AssetsNet			$ 12,115,464,727
Holdings Count | Holding			50
Advisory Fees Paid, Amount			$ 36,868,284
InvestmentCompanyPortfolioTurnover	[23]		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213357
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class R6
Trading Symbol			GQESX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.51%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class R6 shares of GMO Quality Fund returned +15.47% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P 500 Index
2019	$10,000	$10,000
2019	$10,198	$10,172
2019	$10,510	$10,479
2020	$10,450	$10,475
2020	$9,661	$9,613
2020	$8,787	$8,425
2020	$9,767	$9,506
2020	$10,090	$9,958
2020	$10,196	$10,156
2020	$10,668	$10,729
2020	$11,315	$11,500
2020	$10,967	$11,063
2020	$10,571	$10,769
2020	$11,839	$11,948
2020	$12,453	$12,407
2021	$12,244	$12,282
2021	$12,638	$12,621
2021	$13,290	$13,173
2021	$14,050	$13,876
2021	$14,269	$13,973
2021	$14,439	$14,299
2021	$14,862	$14,639
2021	$15,134	$15,084
2021	$14,430	$14,383
2021	$15,308	$15,390
2021	$14,827	$15,284
2021	$15,718	$15,969
2022	$15,133	$15,142
2022	$14,497	$14,689
2022	$14,709	$15,234
2022	$13,814	$13,906
2022	$13,897	$13,931
2022	$12,960	$12,781
2022	$13,906	$13,960
2022	$13,212	$13,391
2022	$12,108	$12,157
2022	$13,036	$13,142
2022	$13,970	$13,876
2022	$13,326	$13,077
2023	$14,223	$13,898
2023	$13,731	$13,559
2023	$14,483	$14,057
2023	$14,946	$14,276
2023	$15,351	$14,338
2023	$16,172	$15,286
2023	$16,607	$15,777
2023	$16,305	$15,526
2023	$15,494	$14,786
2023	$15,442	$14,475
2023	$16,786	$15,797
2023	$17,322	$16,514
2024	$17,799	$16,792
2024	$18,693	$17,688
2024	$19,200	$18,257
2024	$18,475	$17,512
2024	$19,127	$18,380
2024	$19,882	$19,040
2024	$20,117	$19,271
2024	$20,728	$19,739
2024	$21,067	$20,160
2024	$20,419	$19,977
2024	$21,115	$21,150
2024	$20,604	$20,646
2025	$21,674	$21,221
2025	$21,452	$20,944
2025	$20,395	$19,764
2025	$20,281	$19,630
2025	$21,136	$20,866
2025	$22,105	$21,927
2025	$21,848	$22,419
2025	$22,478	$22,873
2025	$23,230	$23,708
2025	$23,899	$24,263
2025	$24,424	$24,323
2025	$24,666	$24,337
2026	$25,019	$24,690
2026	$24,772	$24,503

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 11/12/2019 (commencement of operations)
Class R6	15.47%	14.41%	15.50%
S&P 500 Index	16.99%	14.19%	15.29%

Performance Inception Date			Nov. 12, 2019
AssetsNet			$ 12,115,464,727
Holdings Count | Holding			50
Advisory Fees Paid, Amount			$ 36,868,284
InvestmentCompanyPortfolioTurnover	[24]		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213356
Shareholder Report [Line Items]
Fund Name			GMO Quality Fund
Class Name			Class I
Trading Symbol			GQLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class I shares of GMO Quality Fund returned +15.37% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index
2019	$10,000	$10,000
2019	$10,038	$9,999
2019	$10,359	$10,216
2019	$10,731	$10,586
2019	$11,060	$10,906
2020	$10,993	$10,902
2020	$10,162	$10,004
2020	$9,238	$8,769
2020	$10,274	$9,893
2020	$10,609	$10,364
2020	$10,721	$10,570
2020	$11,217	$11,166
2020	$11,898	$11,969
2020	$11,532	$11,514
2020	$11,110	$11,208
2020	$12,440	$12,434
2020	$13,089	$12,912
2021	$12,869	$12,782
2021	$13,278	$13,135
2021	$13,965	$13,710
2021	$14,758	$14,441
2021	$14,994	$14,542
2021	$15,168	$14,882
2021	$15,612	$15,235
2021	$15,899	$15,699
2021	$15,158	$14,968
2021	$16,076	$16,017
2021	$15,570	$15,906
2021	$16,504	$16,619
2022	$15,889	$15,759
2022	$15,220	$15,287
2022	$15,443	$15,855
2022	$14,497	$14,472
2022	$14,584	$14,499
2022	$13,600	$13,302
2022	$14,593	$14,529
2022	$13,864	$13,936
2022	$12,704	$12,653
2022	$13,679	$13,677
2022	$14,655	$14,441
2022	$13,980	$13,609
2023	$14,915	$14,464
2023	$14,399	$14,111
2023	$15,189	$14,629
2023	$15,669	$14,858
2023	$16,094	$14,922
2023	$16,957	$15,908
2023	$17,410	$16,419
2023	$17,094	$16,158
2023	$16,236	$15,388
2023	$16,181	$15,064
2023	$17,593	$16,440
2023	$18,153	$17,187
2024	$18,648	$17,476
2024	$19,586	$18,409
2024	$20,112	$19,001
2024	$19,357	$18,225
2024	$20,029	$19,129
2024	$20,822	$19,815
2024	$21,069	$20,056
2024	$21,710	$20,543
2024	$22,060	$20,981
2024	$21,380	$20,791
2024	$22,104	$22,012
2024	$21,568	$21,487
2025	$22,684	$22,085
2025	$22,451	$21,797
2025	$21,343	$20,569
2025	$21,217	$20,429
2025	$22,113	$21,715
2025	$23,128	$22,820
2025	$22,852	$23,332
2025	$23,512	$23,805
2025	$24,294	$24,674
2025	$24,994	$25,251
2025	$25,538	$25,313
2025	$25,783	$25,329
2026	$26,153	$25,696
2026	$25,901	$25,501

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 9/26/2019 (commencement of operations)
Class I	15.37%	14.30%	15.96%
S&P 500 Index	16.99%	14.19%	15.68%

Performance Inception Date			Sep. 26, 2019
AssetsNet			$ 12,115,464,727
Holdings Count | Holding			50
Advisory Fees Paid, Amount			$ 36,868,284
InvestmentCompanyPortfolioTurnover	[25]		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241005
Shareholder Report [Line Items]
Fund Name			GMO Resource Transition Fund
Class Name			Class VI
Trading Symbol			GMOYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$124	0.86%

Expenses Paid, Amount			$ 124
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers ex-Energy is included for comparative purposes.

Class VI shares of GMO Resource Transition Fund returned +87.53% (net) for the fiscal year ended February 28, 2026, as compared with +98.31% for the MSCI ACWI Commodity Producers ex-Energy.

The Fund’s industrial metals portfolio, its largest segment, delivered a standout year. Being overweight the sector and strong stock selection helped performance. However, not holding any pure play gold or silver miners, two commodity markets that we consider out of scope for this Fund, was a headwind in a year when precious metals re-rated significantly.

The Fund’s clean energy holdings, approximately 40% of the portfolio by weight, delivered strong performance across the board, but it was notably high in solar and biofuels.

The Fund’s agriculture, timber, and water positions delivered decent absolute returns but did not keep up with a roaring benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers ex-Energy
2023	$300,000,000	$300,000,000	$300,000,000
2023	$284,700,000	$289,271,603	$288,965,966
2023	$277,200,000	$298,190,593	$293,555,321
2023	$271,800,000	$302,476,357	$287,270,239
2023	$250,950,000	$299,236,677	$260,085,552
2023	$269,850,000	$316,610,640	$277,175,120
2023	$289,608,150	$328,201,108	$298,592,120
2023	$253,275,764	$319,029,883	$278,420,159
2023	$240,964,791	$305,837,730	$273,124,522
2023	$209,436,687	$296,642,153	$259,260,104
2023	$223,248,999	$324,020,990	$278,812,603
2023	$248,645,108	$339,585,005	$298,215,817
2024	$214,882,384	$341,575,745	$276,354,097
2024	$211,884,759	$356,233,897	$267,928,069
2024	$227,819,503	$367,224,552	$290,449,924
2024	$223,086,411	$355,296,293	$296,575,960
2024	$238,547,845	$369,726,160	$305,159,719
2024	$211,095,911	$377,960,750	$290,299,393
2024	$218,348,317	$384,056,307	$291,670,111
2024	$215,961,126	$393,809,993	$290,061,318
2024	$225,509,887	$402,958,629	$313,881,787
2024	$210,709,308	$393,913,490	$293,482,870
2024	$205,616,636	$408,647,306	$284,117,467
2024	$183,409,733	$398,973,960	$260,120,938
2025	$188,261,842	$412,365,902	$275,012,782
2025	$172,088,144	$409,881,659	$273,303,156
2025	$168,529,931	$393,689,429	$282,319,432
2025	$162,545,663	$397,361,199	$286,055,701
2025	$174,028,988	$420,201,071	$293,937,724
2025	$187,129,683	$439,068,549	$305,950,464
2025	$195,054,795	$445,023,148	$307,893,637
2025	$224,005,714	$456,011,140	$339,578,898
2025	$235,489,040	$472,537,879	$374,288,344
2025	$248,751,472	$483,106,621	$374,797,480
2025	$257,485,269	$483,053,007	$394,777,016
2025	$270,323,365	$488,094,387	$425,026,187
2026	$310,997,407	$502,563,626	$483,749,922
2026	$322,714,209	$509,024,404	$541,993,986

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class VI	87.53%	2.43%
MSCI ACWI	24.19%	19.02%
MSCI ACWI Commodity Producers ex-Energy	98.31%	21.51%

Performance Inception Date			Feb. 15, 2023
AssetsNet			$ 180,472,881
Holdings Count | Holding			61
Advisory Fees Paid, Amount			$ 1,002,141
InvestmentCompanyPortfolioTurnover	[26]		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$180,472,881
Number of Portfolio Holdings	61
Portfolio Turnover Rate	53%Footnote Reference*
Total Advisory Fees Paid, Net	$1,002,141
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.6
United Kingdom	18.4
Canada	11.1
Brazil	10.2
Chile	4.4
Finland	3.7
Norway	2.8
France	2.0
Denmark	2.0
China	1.7
Italy	1.4
Japan	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Industrial Metals	48.8
Energy	37.4
Agriculture	6.8
Water	3.9
Timber	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107485
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class III
Trading Symbol			GOFIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$90	0.70%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned +57.72% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI ACWI	MSCI ACWI Commodity Producers
2016	$10,000	$10,000	$10,000
2016	$11,218	$10,741	$11,019
2016	$12,717	$10,900	$12,227
2016	$11,499	$10,913	$11,657
2016	$12,095	$10,847	$12,205
2016	$12,528	$11,315	$12,307
2016	$12,365	$11,353	$12,210
2016	$12,989	$11,422	$12,573
2016	$13,305	$11,229	$12,510
2016	$14,134	$11,314	$13,043
2016	$14,439	$11,558	$13,453
2017	$15,763	$11,874	$13,592
2017	$15,175	$12,207	$13,275
2017	$15,061	$12,357	$13,243
2017	$14,825	$12,549	$13,039
2017	$14,562	$12,826	$12,900
2017	$14,492	$12,885	$12,733
2017	$15,920	$13,245	$13,450
2017	$16,484	$13,296	$13,427
2017	$17,049	$13,552	$14,112
2017	$17,363	$13,834	$14,377
2017	$17,202	$14,102	$14,491
2017	$18,535	$14,329	$15,295
2018	$19,543	$15,137	$16,050
2018	$19,121	$14,502	$14,956
2018	$18,874	$14,181	$14,860
2018	$19,460	$14,327	$15,888
2018	$19,460	$14,345	$16,048
2018	$18,883	$14,267	$16,057
2018	$19,468	$14,697	$16,232
2018	$18,717	$14,813	$15,553
2018	$19,672	$14,877	$16,296
2018	$18,467	$13,762	$14,884
2018	$18,106	$13,964	$14,398
2018	$17,286	$12,980	$13,498
2019	$19,045	$14,005	$14,748
2019	$19,311	$14,380	$15,112
2019	$19,340	$14,560	$15,287
2019	$19,454	$15,052	$15,243
2019	$18,142	$14,159	$14,179
2019	$19,625	$15,086	$15,317
2019	$18,934	$15,130	$14,809
2019	$17,411	$14,772	$13,736
2019	$18,287	$15,082	$14,184
2019	$18,772	$15,495	$14,184
2019	$18,820	$15,873	$14,324
2019	$20,757	$16,432	$15,260
2020	$19,592	$16,251	$13,938
2020	$17,740	$14,938	$12,054
2020	$13,371	$12,922	$9,339
2020	$15,389	$14,306	$10,722
2020	$16,545	$14,928	$10,980
2020	$16,927	$15,405	$11,221
2020	$18,000	$16,220	$11,515
2020	$19,371	$17,212	$11,765
2020	$18,401	$16,657	$10,723
2020	$18,049	$16,253	$10,291
2020	$22,468	$18,256	$12,416
2020	$25,425	$19,103	$13,381
2021	$25,842	$19,017	$13,448
2021	$28,272	$19,457	$14,949
2021	$28,394	$19,977	$15,231
2021	$28,841	$20,850	$15,764
2021	$29,990	$21,165	$16,568
2021	$30,630	$21,454	$16,467
2021	$29,939	$21,602	$16,267
2021	$29,907	$22,142	$15,957
2021	$29,865	$21,228	$16,133
2021	$32,180	$22,311	$17,018
2021	$30,244	$21,774	$16,212
2021	$31,160	$22,645	$17,146
2022	$31,848	$21,533	$18,478
2022	$32,028	$20,976	$19,532
2022	$33,878	$21,431	$20,662
2022	$30,675	$19,715	$19,763
2022	$33,224	$19,739	$21,263
2022	$27,967	$18,075	$17,890
2022	$29,970	$19,337	$18,762
2022	$30,486	$18,625	$19,096
2022	$27,082	$16,842	$17,541
2022	$29,124	$17,858	$19,906
2022	$32,916	$19,244	$21,384
2022	$31,129	$18,486	$20,759
2023	$34,013	$19,811	$21,944
2023	$31,557	$19,244	$20,577
2023	$30,525	$19,837	$20,499
2023	$30,525	$20,122	$21,021
2023	$28,283	$19,906	$19,006
2023	$30,373	$21,062	$20,196
2023	$32,893	$21,833	$21,533
2023	$30,587	$21,223	$21,206
2023	$30,224	$20,346	$21,519
2023	$27,385	$19,734	$20,459
2023	$28,487	$21,555	$20,950
2023	$30,667	$22,591	$21,515
2024	$27,694	$22,723	$20,772
2024	$27,560	$23,698	$20,764
2024	$29,374	$24,429	$22,404
2024	$29,307	$23,636	$22,984
2024	$30,694	$24,596	$23,223
2024	$28,107	$25,143	$22,412
2024	$28,457	$25,549	$22,572
2024	$28,390	$26,198	$22,387
2024	$28,176	$26,806	$22,554
2024	$26,865	$26,205	$21,867
2024	$27,239	$27,185	$21,936
2024	$25,239	$26,541	$20,319
2025	$25,612	$27,432	$21,066
2025	$24,026	$27,267	$21,274
2025	$23,751	$26,190	$22,325
2025	$21,559	$26,434	$20,718
2025	$23,241	$27,953	$21,136
2025	$24,743	$29,209	$22,185
2025	$25,784	$29,605	$22,676
2025	$28,008	$30,336	$24,100
2025	$28,409	$31,435	$24,901
2025	$29,736	$32,138	$25,072
2025	$30,427	$32,135	$25,963
2025	$31,059	$32,470	$26,918
2026	$35,967	$33,433	$30,554
2026	$37,895	$33,862	$33,567

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III	57.72%	6.04%	14.25%
MSCI ACWI	24.19%	11.72%	12.97%
MSCI ACWI Commodity Producers	57.78%	17.56%	12.88%

AssetsNet			$ 1,265,851,623
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 6,326,028
InvestmentCompanyPortfolioTurnover	[27]		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107486
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class IV
Trading Symbol			GOVIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$84	0.65%

Expenses Paid, Amount			$ 84
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class IV shares of GMO Resources Fund returned +57.81% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	MSCI ACWI	MSCI ACWI Commodity Producers
2016	$125,000,000	$125,000,000	$125,000,000
2016	$140,157,985	$134,263,708	$137,737,936
2016	$158,838,599	$136,245,590	$152,842,323
2016	$143,787,361	$136,417,733	$145,714,893
2016	$151,259,607	$135,591,355	$152,560,288
2016	$156,537,888	$141,434,861	$153,834,012
2016	$154,609,290	$141,910,481	$152,623,798
2016	$162,323,683	$142,780,199	$157,164,531
2016	$166,288,023	$140,356,828	$156,371,826
2016	$176,681,025	$141,423,487	$163,042,042
2016	$180,417,255	$144,478,475	$168,160,645
2017	$197,128,665	$148,428,963	$169,899,812
2017	$189,652,508	$152,592,589	$165,938,376
2017	$188,333,186	$154,459,336	$165,536,209
2017	$185,254,768	$156,866,534	$162,984,469
2017	$182,066,407	$160,330,595	$161,247,259
2017	$181,186,860	$161,059,689	$159,167,902
2017	$199,045,413	$165,560,772	$168,123,997
2017	$206,130,081	$166,195,054	$167,839,341
2017	$213,214,748	$169,405,944	$176,401,168
2017	$217,150,674	$172,923,716	$179,714,302
2017	$215,238,938	$176,271,211	$181,140,227
2017	$231,825,546	$179,113,005	$191,190,373
2018	$244,468,486	$189,217,953	$200,622,112
2018	$239,181,439	$181,271,126	$186,943,852
2018	$236,078,172	$177,261,791	$185,752,621
2018	$243,434,064	$179,084,706	$198,605,466
2018	$243,434,064	$179,308,290	$200,604,335
2018	$236,193,108	$178,337,266	$200,706,420
2018	$243,516,706	$183,715,336	$202,903,153
2018	$234,097,005	$185,158,674	$194,406,840
2018	$246,075,143	$185,964,523	$203,698,654
2018	$231,073,397	$172,028,540	$186,048,624
2018	$226,537,986	$174,544,529	$179,979,522
2018	$216,218,755	$162,248,393	$168,720,065
2019	$238,294,069	$175,061,815	$184,350,599
2019	$241,515,872	$179,744,219	$188,896,137
2019	$241,873,850	$182,004,683	$191,087,769
2019	$243,425,088	$188,150,185	$190,539,170
2019	$226,958,097	$176,989,299	$177,234,600
2019	$245,572,956	$188,578,490	$191,467,993
2019	$236,926,569	$189,131,054	$185,116,307
2019	$217,929,431	$184,644,430	$171,695,975
2019	$228,802,007	$188,529,635	$177,296,689
2019	$235,014,908	$193,689,450	$177,304,222
2019	$235,492,823	$198,417,693	$179,048,890
2019	$259,867,530	$205,405,015	$190,752,329
2020	$245,232,303	$203,136,126	$174,230,147
2020	$222,111,103	$186,728,865	$150,669,751
2020	$167,382,730	$161,519,849	$116,738,161
2020	$192,717,662	$178,822,672	$134,029,610
2020	$207,229,905	$186,599,853	$137,247,533
2020	$211,903,339	$192,562,184	$140,256,250
2020	$225,383,134	$202,746,226	$143,931,756
2020	$242,606,736	$215,155,331	$147,065,810
2020	$230,427,189	$208,218,033	$134,032,869
2020	$225,998,263	$203,156,545	$128,642,634
2020	$281,359,840	$228,198,215	$155,196,330
2020	$318,458,197	$238,793,336	$167,256,842
2021	$323,693,476	$237,707,293	$168,105,589
2021	$354,083,632	$243,213,415	$186,856,696
2021	$355,615,909	$249,709,485	$190,384,849
2021	$361,234,258	$260,627,415	$197,050,903
2021	$375,535,508	$264,562,474	$207,099,565
2021	$383,579,961	$268,171,689	$205,837,852
2021	$374,961,040	$270,019,133	$203,334,863
2021	$374,696,610	$276,777,529	$199,461,195
2021	$374,167,751	$265,343,918	$201,665,188
2021	$403,122,782	$278,888,006	$212,726,416
2021	$378,927,482	$272,172,256	$202,656,185
2021	$390,390,732	$283,059,281	$214,323,261
2022	$399,040,872	$269,157,560	$230,971,350
2022	$401,309,761	$262,205,963	$244,154,155
2022	$424,565,874	$267,885,086	$258,279,201
2022	$384,434,898	$246,443,072	$247,041,397
2022	$416,341,151	$246,731,475	$265,791,063
2022	$350,401,562	$225,932,910	$223,622,744
2022	$375,617,612	$241,710,376	$234,519,128
2022	$382,111,591	$232,811,832	$238,693,853
2022	$339,457,960	$210,524,918	$219,263,440
2022	$364,991,102	$223,229,474	$248,823,210
2022	$412,662,807	$240,543,909	$267,296,960
2022	$390,308,503	$231,078,276	$259,492,705
2023	$426,424,711	$247,641,241	$274,294,134
2023	$395,694,253	$240,543,842	$257,208,046
2023	$382,705,090	$247,960,430	$256,237,463
2023	$382,705,090	$251,524,257	$262,765,093
2023	$354,509,103	$248,830,301	$237,571,614
2023	$380,804,237	$263,277,622	$252,449,553
2023	$412,298,726	$272,915,677	$269,166,362
2023	$383,594,385	$265,289,344	$265,077,967
2023	$378,864,692	$254,319,408	$268,992,776
2023	$343,473,543	$246,672,824	$255,739,433
2023	$357,173,343	$269,439,700	$261,879,124
2023	$384,617,962	$282,381,959	$268,934,315
2024	$347,348,129	$284,037,359	$259,646,836
2024	$345,669,307	$296,226,347	$259,555,858
2024	$368,501,277	$305,365,628	$280,050,982
2024	$367,661,866	$295,446,683	$287,302,731
2024	$384,953,726	$307,445,840	$290,283,681
2024	$352,720,357	$314,293,315	$280,152,867
2024	$356,999,876	$319,362,076	$282,154,286
2024	$356,157,497	$327,472,756	$279,831,486
2024	$353,461,887	$335,080,304	$281,924,096
2024	$336,951,275	$327,558,818	$273,340,227
2024	$341,837,068	$339,810,724	$274,194,521
2024	$316,773,218	$331,766,852	$253,986,617
2025	$321,288,625	$342,902,924	$263,324,840
2025	$301,490,299	$340,837,151	$265,927,141
2025	$298,016,909	$327,372,500	$279,064,809
2025	$270,577,123	$330,425,761	$258,980,959
2025	$291,764,806	$349,418,260	$264,198,988
2025	$310,521,115	$365,107,514	$277,312,694
2025	$323,684,043	$370,059,061	$283,450,142
2025	$351,542,810	$379,196,128	$301,248,066
2025	$356,592,211	$392,938,940	$311,267,316
2025	$373,133,354	$401,727,379	$313,395,185
2025	$382,013,336	$401,682,796	$324,539,973
2025	$390,023,034	$405,874,956	$336,472,566
2026	$451,491,099	$417,906,854	$381,921,758
2026	$475,788,210	$423,279,315	$419,582,453

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	57.81%	6.09%	14.30%
MSCI ACWI	24.19%	11.72%	12.97%
MSCI ACWI Commodity Producers	57.78%	17.56%	12.88%

AssetsNet			$ 1,265,851,623
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 6,326,028
InvestmentCompanyPortfolioTurnover	[28]		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107488
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class VI
Trading Symbol			GMOWX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$79	0.61%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class VI shares of GMO Resources Fund returned +57.87% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers
2022	$300,000,000	$300,000,000	$300,000,000
2022	$291,652,353	$290,373,240	$302,349,332
2022	$308,553,762	$296,662,438	$319,841,143
2022	$279,388,526	$272,917,033	$305,924,760
2022	$302,679,492	$273,236,417	$329,143,488
2022	$254,757,815	$250,203,582	$276,924,172
2022	$273,123,925	$267,675,930	$290,417,755
2022	$277,738,592	$257,821,467	$295,587,544
2022	$246,723,734	$233,140,398	$271,525,810
2022	$265,397,040	$247,209,731	$308,131,276
2022	$299,953,387	$266,384,157	$331,008,322
2022	$283,784,812	$255,901,685	$321,343,890
2023	$310,054,782	$274,243,914	$339,673,302
2023	$287,587,044	$266,384,083	$318,514,673
2023	$278,139,072	$274,597,391	$317,312,748
2023	$278,139,072	$278,544,060	$325,396,266
2023	$257,745,280	$275,560,708	$294,197,814
2023	$276,756,442	$291,560,021	$312,621,973
2023	$299,761,227	$302,233,437	$333,323,305
2023	$278,781,497	$293,787,851	$328,260,423
2023	$275,462,670	$281,639,478	$333,108,344
2023	$249,741,758	$273,171,465	$316,696,010
2023	$259,698,240	$298,384,056	$324,299,122
2023	$279,637,891	$312,716,627	$333,035,948
2024	$252,540,723	$314,549,857	$321,534,759
2024	$251,442,190	$328,048,238	$321,422,096
2024	$267,920,197	$338,169,300	$346,802,320
2024	$267,309,901	$327,184,819	$355,782,554
2024	$279,882,010	$340,472,977	$359,474,026
2024	$256,446,622	$348,056,036	$346,928,489
2024	$259,599,679	$353,669,305	$349,406,955
2024	$258,987,127	$362,651,268	$346,530,506
2024	$257,026,960	$371,076,052	$349,121,898
2024	$245,143,444	$362,746,576	$338,492,028
2024	$248,573,737	$376,314,634	$339,549,947
2024	$230,417,188	$367,406,655	$314,525,403
2025	$233,701,644	$379,739,011	$326,089,431
2025	$219,300,569	$377,451,324	$329,312,001
2025	$216,774,065	$362,540,243	$345,581,089
2025	$196,814,681	$365,921,498	$320,710,167
2025	$212,226,357	$386,954,252	$327,171,936
2025	$225,995,806	$404,328,912	$343,411,349
2025	$235,478,926	$409,812,375	$351,011,684
2025	$255,746,074	$419,930,985	$373,051,818
2025	$259,419,495	$435,150,108	$385,459,199
2025	$271,579,783	$444,882,638	$388,094,254
2025	$277,913,267	$444,833,266	$401,895,451
2025	$283,750,625	$449,475,766	$416,672,228
2026	$328,643,698	$462,800,181	$472,954,427
2026	$346,204,811	$468,749,775	$519,591,707

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 2/8/2022 (commencement of operations)
Class VI	57.87%	3.60%
MSCI ACWI	24.19%	11.64%
MSCI ACWI Commodity Producers	57.78%	14.51%

Performance Inception Date			Feb. 08, 2022
AssetsNet			$ 1,265,851,623
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 6,326,028
InvestmentCompanyPortfolioTurnover	[29]		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213393
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class R6
Trading Symbol			GAAHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.70%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class R6 shares of GMO Resources Fund returned +57.74% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,138	$9,869	$10,505
2021	$10,178	$10,133	$10,704
2021	$10,338	$10,576	$11,079
2021	$10,750	$10,735	$11,644
2021	$10,979	$10,882	$11,573
2021	$10,733	$10,957	$11,432
2021	$10,721	$11,231	$11,214
2021	$10,706	$10,767	$11,338
2021	$11,536	$11,317	$11,960
2021	$10,842	$11,044	$11,394
2021	$11,169	$11,486	$12,050
2022	$11,420	$10,922	$12,986
2022	$11,480	$10,640	$13,727
2022	$12,148	$10,870	$14,521
2022	$10,999	$10,000	$13,889
2022	$11,913	$10,012	$14,943
2022	$10,028	$9,168	$12,572
2022	$10,745	$9,808	$13,185
2022	$10,931	$9,447	$13,420
2022	$9,709	$8,543	$12,327
2022	$10,442	$9,058	$13,989
2022	$11,803	$9,761	$15,028
2022	$11,162	$9,377	$14,589
2023	$12,197	$10,049	$15,421
2023	$11,316	$9,761	$14,461
2023	$10,941	$10,062	$14,406
2023	$10,941	$10,206	$14,773
2023	$10,141	$10,097	$13,357
2023	$10,891	$10,683	$14,193
2023	$11,793	$11,074	$15,133
2023	$10,965	$10,765	$14,903
2023	$10,835	$10,320	$15,123
2023	$9,821	$10,009	$14,378
2023	$10,211	$10,933	$14,723
2023	$10,998	$11,458	$15,120
2024	$9,930	$11,526	$14,598
2024	$9,882	$12,020	$14,593
2024	$10,533	$12,391	$15,745
2024	$10,509	$11,988	$16,153
2024	$11,002	$12,475	$16,320
2024	$10,078	$12,753	$15,751
2024	$10,204	$12,959	$15,863
2024	$10,180	$13,288	$15,733
2024	$10,098	$13,597	$15,850
2024	$9,632	$13,292	$15,368
2024	$9,767	$13,789	$15,416
2024	$9,048	$13,462	$14,280
2025	$9,182	$13,914	$14,805
2025	$8,612	$13,830	$14,951
2025	$8,513	$13,284	$15,690
2025	$7,731	$13,408	$14,560
2025	$8,335	$14,179	$14,854
2025	$8,870	$14,815	$15,591
2025	$9,244	$15,016	$15,936
2025	$10,043	$15,387	$16,937
2025	$10,182	$15,944	$17,500
2025	$10,658	$16,301	$17,620
2025	$10,911	$16,299	$18,246
2025	$11,136	$16,469	$18,917
2026	$12,898	$16,958	$21,472
2026	$13,586	$17,176	$23,590

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class R6	57.74%	6.03%	6.19%
MSCI ACWI	24.19%	11.72%	11.19%
MSCI ACWI Commodity Producers	57.78%	17.56%	18.32%

Performance Inception Date			Jan. 22, 2021
AssetsNet			$ 1,265,851,623
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 6,326,028
InvestmentCompanyPortfolioTurnover	[30]		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213392
Shareholder Report [Line Items]
Fund Name			GMO Resources Fund
Class Name			Class I
Trading Symbol			GEACX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.82%

Expenses Paid, Amount			$ 106
Expense Ratio, Percent			0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class I shares of GMO Resources Fund returned +57.54% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,135	$9,869	$10,505
2021	$10,179	$10,133	$10,704
2021	$10,335	$10,576	$11,079
2021	$10,747	$10,735	$11,644
2021	$10,977	$10,882	$11,573
2021	$10,726	$10,957	$11,432
2021	$10,718	$11,231	$11,214
2021	$10,699	$10,767	$11,338
2021	$11,529	$11,317	$11,960
2021	$10,831	$11,044	$11,394
2021	$11,160	$11,486	$12,050
2022	$11,407	$10,922	$12,986
2022	$11,472	$10,640	$13,727
2022	$12,134	$10,870	$14,521
2022	$10,983	$10,000	$13,889
2022	$11,896	$10,012	$14,943
2022	$10,013	$9,168	$12,572
2022	$10,732	$9,808	$13,185
2022	$10,913	$9,447	$13,420
2022	$9,694	$8,543	$12,327
2022	$10,421	$9,058	$13,989
2022	$11,779	$9,761	$15,028
2022	$11,141	$9,377	$14,589
2023	$12,173	$10,049	$15,421
2023	$11,294	$9,761	$14,461
2023	$10,920	$10,062	$14,406
2023	$10,920	$10,206	$14,773
2023	$10,118	$10,097	$13,357
2023	$10,866	$10,683	$14,193
2023	$11,765	$11,074	$15,133
2023	$10,939	$10,765	$14,903
2023	$10,805	$10,320	$15,123
2023	$9,794	$10,009	$14,378
2023	$10,183	$10,933	$14,723
2023	$10,967	$11,458	$15,120
2024	$9,899	$11,526	$14,598
2024	$9,856	$12,020	$14,593
2024	$10,500	$12,391	$15,745
2024	$10,476	$11,988	$16,153
2024	$10,967	$12,475	$16,320
2024	$10,047	$12,753	$15,751
2024	$10,169	$12,959	$15,863
2024	$10,140	$13,288	$15,733
2024	$10,064	$13,597	$15,850
2024	$9,595	$13,292	$15,368
2024	$9,729	$13,789	$15,416
2024	$9,011	$13,462	$14,280
2025	$9,144	$13,914	$14,805
2025	$8,579	$13,830	$14,951
2025	$8,475	$13,284	$15,690
2025	$7,698	$13,408	$14,560
2025	$8,298	$14,179	$14,854
2025	$8,829	$14,815	$15,591
2025	$9,202	$15,016	$15,936
2025	$9,995	$15,387	$16,937
2025	$10,133	$15,944	$17,500
2025	$10,606	$16,301	$17,620
2025	$10,852	$16,299	$18,246
2025	$11,079	$16,469	$18,917
2026	$12,828	$16,958	$21,472
2026	$13,515	$17,176	$23,590

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class I	57.54%	5.93%	6.08%
MSCI ACWI	24.19%	11.72%	11.19%
MSCI ACWI Commodity Producers	57.78%	17.56%	18.32%

Performance Inception Date			Jan. 22, 2021
AssetsNet			$ 1,265,851,623
Holdings Count | Holding			110
Advisory Fees Paid, Amount			$ 6,326,028
InvestmentCompanyPortfolioTurnover	[31]		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238041
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class III
Trading Symbol			GMAWX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$81	0.76%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class III shares of GMO Small Cap Quality Fund returned +13.91% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	S&P Composite 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,421	$9,632	$9,400
2023	$10,450	$10,262	$10,292
2023	$10,457	$10,019	$10,166
2023	$10,551	$10,322	$9,641
2023	$10,442	$10,458	$9,373
2023	$10,225	$10,477	$9,209
2023	$11,374	$11,188	$9,967
2023	$11,868	$11,559	$10,516
2023	$12,073	$11,360	$10,081
2023	$11,448	$10,812	$9,476
2023	$10,858	$10,554	$8,933
2023	$11,512	$11,512	$9,671
2023	$12,498	$12,085	$10,909
2024	$12,353	$12,247	$10,478
2024	$13,066	$12,899	$10,827
2024	$13,210	$13,331	$11,177
2024	$12,359	$12,767	$10,550
2024	$13,216	$13,396	$11,082
2024	$13,307	$13,819	$10,830
2024	$14,084	$14,053	$11,999
2024	$13,943	$14,360	$11,826
2024	$14,149	$14,655	$11,927
2024	$13,776	$14,517	$11,612
2024	$14,678	$15,411	$12,882
2024	$13,650	$14,980	$11,857
2025	$13,883	$15,406	$12,203
2025	$12,960	$15,163	$11,506
2025	$12,310	$14,308	$10,799
2025	$12,105	$14,186	$10,347
2025	$12,663	$15,069	$10,888
2025	$13,017	$15,820	$11,328
2025	$13,177	$16,165	$11,433
2025	$13,308	$16,523	$12,241
2025	$13,320	$17,088	$12,361
2025	$13,177	$17,451	$12,252
2025	$13,600	$17,519	$12,577
2025	$13,450	$17,529	$12,571
2026	$14,395	$17,823	$13,276
2026	$14,762	$17,746	$13,564

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 11/15/2022 (commencement of operations)
Class III	13.91%	12.57%
S&P Composite 1500 Index	17.04%	19.06%
S&P 600 Index	17.89%	9.71%

Performance Inception Date			Nov. 15, 2022
AssetsNet			$ 687,865,448
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 3,482,819
InvestmentCompanyPortfolioTurnover	[32]		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238038
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class IV
Trading Symbol			GMSQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 31, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$71	0.71%Footnote Reference1
Footnote	Description
Footnote*	For the period March 31, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 71
Expense Ratio, Percent	[33]		0.71%
Expenses Short Period Footnote [Text Block]			For the period March 31, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class IV shares of GMO Small Cap Quality Fund returned +20.00% (net) for the period from March 31, 2025 (commencement of operations) through February 28, 2026, as compared with +25.61% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	S&P Composite 1500 Index	S&P 600 Index
3/31/2025	$125,000,000	$125,000,000	$125,000,000
04/2025	$122,915,702	$123,940,464	$119,764,610
05/2025	$128,589,625	$131,652,393	$126,028,803
06/2025	$132,237,147	$138,211,908	$131,124,223
07/2025	$133,790,850	$141,227,394	$132,339,924
08/2025	$135,185,110	$144,353,348	$141,688,498
09/2025	$135,301,298	$149,289,139	$143,075,116
10/2025	$133,790,850	$152,457,759	$141,822,269
11/2025	$138,147,912	$153,052,941	$145,583,297
12/2025	$136,613,796	$153,142,720	$145,508,219
01/2026	$146,276,297	$155,714,505	$153,667,875
02/2026	$150,001,599	$155,037,353	$157,007,719

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 3/31/2025 (commencement of operations)
Class IV	20.00%
S&P Composite 1500 Index	24.03%
S&P 600 Index	25.61%

Performance Inception Date			Mar. 31, 2025
AssetsNet			$ 687,865,448
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 3,482,819
InvestmentCompanyPortfolioTurnover	[34]		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238042
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class VI
Trading Symbol			GSBGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$71	0.66%

Expenses Paid, Amount			$ 71
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class VI shares of GMO Small Cap Quality Fund returned +14.07% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	S&P Composite 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$286,950,000	$279,119,935	$279,951,705
2022	$318,450,000	$302,397,476	$314,568,733
2022	$345,750,000	$319,281,549	$327,677,839
2022	$324,460,398	$300,852,167	$305,685,603
2023	$360,060,914	$320,515,923	$334,705,629
2023	$360,289,238	$312,916,489	$330,594,105
2023	$363,545,354	$322,392,847	$313,536,214
2023	$359,800,821	$326,649,887	$304,821,998
2023	$352,474,560	$327,240,490	$299,477,797
2023	$392,036,370	$349,439,859	$324,126,865
2023	$409,093,083	$361,041,770	$341,984,660
2023	$416,149,308	$354,797,400	$327,828,343
2023	$394,644,621	$337,685,449	$308,163,491
2023	$374,315,971	$329,648,812	$290,490,196
2023	$396,828,691	$359,571,050	$314,512,670
2023	$430,828,978	$377,466,719	$354,755,951
2024	$426,029,684	$382,511,568	$340,754,324
2024	$450,579,921	$402,873,297	$352,080,936
2024	$455,563,804	$416,376,584	$363,485,835
2024	$426,214,272	$398,754,052	$343,086,762
2024	$455,932,981	$418,409,964	$360,387,761
2024	$458,886,393	$431,628,240	$352,186,677
2024	$485,793,578	$438,932,836	$390,206,640
2024	$481,138,599	$448,521,971	$384,587,719
2024	$488,214,167	$457,712,627	$387,858,513
2024	$475,366,426	$453,410,473	$377,632,756
2024	$506,647,883	$481,347,171	$418,929,419
2024	$471,140,091	$467,879,021	$385,607,194
2025	$479,198,808	$481,191,592	$396,835,385
2025	$447,357,049	$473,578,081	$374,170,178
2025	$424,949,886	$446,878,426	$351,187,465
2025	$417,873,940	$443,090,557	$336,478,637
2025	$437,136,238	$470,660,912	$354,077,886
2025	$449,519,144	$494,111,358	$368,393,468
2025	$454,941,555	$504,891,804	$371,808,978
2025	$459,674,367	$516,067,175	$398,073,796
2025	$460,068,768	$533,712,764	$401,969,498
2025	$455,138,756	$545,040,666	$398,449,624
2025	$469,731,593	$547,168,460	$409,016,232
2025	$464,631,761	$547,489,423	$408,805,300
2026	$497,438,598	$556,683,624	$431,729,852
2026	$510,284,648	$554,262,786	$441,113,142

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 9/20/2022 (commencement of operations)
Class VI	14.07%	16.69%
S&P Composite 1500 Index	17.04%	19.53%
S&P 600 Index	17.89%	11.85%

Performance Inception Date			Sep. 20, 2022
AssetsNet			$ 687,865,448
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 3,482,819
InvestmentCompanyPortfolioTurnover	[35]		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238037
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class R6
Trading Symbol			GMBVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of April 29, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.76%Footnote Reference1
Footnote	Description
Footnote*	For the period April 29, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 70
Expense Ratio, Percent	[36]		0.76%
Expenses Short Period Footnote [Text Block]			For the period April 29, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class R6 shares of GMO Small Cap Quality Fund returned +21.47% (net) for the period from April 29, 2025 (commencement of operations) through February 28, 2026, as compared with +30.27% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P Composite 1500 Index	S&P 600 Index
04/25	$9,958	$10,012	$9,937
05/25	$10,417	$10,635	$10,457
06/25	$10,708	$11,165	$10,880
07/25	$10,840	$11,409	$10,981
08/25	$10,948	$11,661	$11,756
09/25	$10,957	$12,060	$11,871
10/25	$10,840	$12,316	$11,767
11/25	$11,188	$12,364	$12,079
12/25	$11,067	$12,371	$12,073
01/26	$11,845	$12,579	$12,750
02/26	$12,147	$12,524	$13,027

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 4/29/2025 (commencement of operations)
Class R6	21.47%
S&P Composite 1500 Index	25.24%
S&P 600 Index	30.27%

Performance Inception Date			Apr. 29, 2025
AssetsNet			$ 687,865,448
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 3,482,819
InvestmentCompanyPortfolioTurnover	[37]		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238039
Shareholder Report [Line Items]
Fund Name			GMO Small Cap Quality Fund
Class Name			Class I
Trading Symbol			GMAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class I shares of GMO Small Cap Quality Fund returned +13.93% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P Composite 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,420	$9,632	$9,400
2023	$10,449	$10,262	$10,292
2023	$10,451	$10,019	$10,166
2023	$10,546	$10,322	$9,641
2023	$10,437	$10,458	$9,373
2023	$10,219	$10,477	$9,209
2023	$11,368	$11,188	$9,967
2023	$11,865	$11,559	$10,516
2023	$12,070	$11,360	$10,081
2023	$11,441	$10,812	$9,476
2023	$10,856	$10,554	$8,933
2023	$11,505	$11,512	$9,671
2023	$12,489	$12,085	$10,909
2024	$12,344	$12,247	$10,478
2024	$13,056	$12,899	$10,827
2024	$13,201	$13,331	$11,177
2024	$12,349	$12,767	$10,550
2024	$13,206	$13,396	$11,082
2024	$13,297	$13,819	$10,830
2024	$14,071	$14,053	$11,999
2024	$13,936	$14,360	$11,826
2024	$14,142	$14,655	$11,927
2024	$13,764	$14,517	$11,612
2024	$14,671	$15,411	$12,882
2024	$13,646	$14,980	$11,857
2025	$13,874	$15,406	$12,203
2025	$12,950	$15,163	$11,506
2025	$12,300	$14,308	$10,799
2025	$12,095	$14,186	$10,347
2025	$12,654	$15,069	$10,888
2025	$13,013	$15,820	$11,328
2025	$13,167	$16,165	$11,433
2025	$13,304	$16,523	$12,241
2025	$13,310	$17,088	$12,361
2025	$13,167	$17,451	$12,252
2025	$13,590	$17,519	$12,577
2025	$13,438	$17,529	$12,571
2026	$14,388	$17,823	$13,276
2026	$14,755	$17,746	$13,564

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 11/15/2022 (commencement of operations)
Class I	13.93%	12.56%
S&P Composite 1500 Index	17.04%	19.06%
S&P 600 Index	17.89%	9.71%

Performance Inception Date			Nov. 15, 2022
AssetsNet			$ 687,865,448
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 3,482,819
InvestmentCompanyPortfolioTurnover	[38]		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011423
Shareholder Report [Line Items]
Fund Name			GMO U.S. Equity Fund
Class Name			Class III
Trading Symbol			GMUEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.49%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned +24.81% (net) for the fiscal year ended February 28, 2026, as compared with +17.04% for the S&P Composite 1500 Index.

Outperformance for the period was driven by stock selection. Highlights included contributions from Financials, Information Technology, Consumer Discretionary, and Health Care, with several top stock contributors related to overweight holdings in semiconductors and semiconductor equipment companies.

Sector allocation detracted, including underweight positioning in Energy and Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	S&P Composite 1500 Index
2016	$10,000	$10,000
2016	$10,674	$10,695
2016	$10,631	$10,746
2016	$10,790	$10,943
2016	$10,783	$10,973
2016	$11,140	$11,387
2016	$11,184	$11,411
2016	$11,184	$11,410
2016	$10,918	$11,185
2016	$11,599	$11,665
2016	$11,861	$11,902
2017	$11,877	$12,117
2017	$12,359	$12,576
2017	$12,334	$12,585
2017	$12,383	$12,712
2017	$12,375	$12,860
2017	$12,514	$12,958
2017	$12,652	$13,210
2017	$12,695	$13,222
2017	$13,209	$13,534
2017	$13,628	$13,843
2017	$14,038	$14,275
2017	$14,050	$14,418
2018	$14,633	$15,200
2018	$14,059	$14,631
2018	$13,849	$14,314
2018	$13,794	$14,365
2018	$14,159	$14,746
2018	$13,958	$14,837
2018	$14,443	$15,366
2018	$14,770	$15,874
2018	$14,760	$15,928
2018	$13,641	$14,792
2018	$13,908	$15,102
2018	$12,675	$13,702
2019	$13,651	$14,832
2019	$14,331	$15,323
2019	$14,331	$15,572
2019	$14,737	$16,201
2019	$13,837	$15,144
2019	$14,890	$16,219
2019	$15,070	$16,448
2019	$14,811	$16,147
2019	$15,206	$16,468
2019	$15,398	$16,813
2019	$15,951	$17,413
2019	$16,297	$17,937
2020	$16,087	$17,882
2020	$14,691	$16,390
2020	$12,850	$14,246
2020	$14,394	$16,083
2020	$15,148	$16,870
2020	$15,395	$17,205
2020	$16,074	$18,159
2020	$16,804	$19,414
2020	$16,313	$18,678
2020	$15,782	$18,252
2020	$17,574	$20,316
2020	$18,528	$21,151
2021	$18,719	$21,008
2021	$19,648	$21,666
2021	$20,972	$22,613
2021	$21,832	$23,787
2021	$22,242	$23,955
2021	$22,296	$24,453
2021	$22,667	$24,973
2021	$23,292	$25,710
2021	$22,013	$24,539
2021	$23,191	$26,220
2021	$23,074	$25,994
2021	$24,481	$27,168
2022	$23,301	$25,717
2022	$22,752	$25,032
2022	$23,301	$25,908
2022	$21,971	$23,677
2022	$22,204	$23,738
2022	$20,392	$21,758
2022	$22,175	$23,789
2022	$21,313	$22,830
2022	$19,465	$20,724
2022	$21,348	$22,452
2022	$22,738	$23,706
2022	$21,436	$22,337
2023	$22,793	$23,797
2023	$22,382	$23,233
2023	$22,846	$23,937
2023	$22,953	$24,253
2023	$22,543	$24,297
2023	$24,149	$25,945
2023	$24,925	$26,806
2023	$24,321	$26,343
2023	$23,490	$25,072
2023	$22,848	$24,475
2023	$24,812	$26,697
2023	$26,126	$28,026
2024	$26,327	$28,400
2024	$27,878	$29,912
2024	$29,329	$30,915
2024	$27,858	$29,606
2024	$29,449	$31,066
2024	$29,973	$32,047
2024	$30,666	$32,589
2024	$30,882	$33,301
2024	$31,294	$33,984
2024	$31,034	$33,664
2024	$32,746	$35,738
2024	$31,590	$34,738
2025	$32,818	$35,727
2025	$31,850	$35,162
2025	$29,796	$33,179
2025	$29,300	$32,898
2025	$31,189	$34,945
2025	$32,936	$36,686
2025	$33,472	$37,487
2025	$34,703	$38,316
2025	$36,206	$39,626
2025	$37,265	$40,467
2025	$38,053	$40,625
2025	$38,611	$40,649
2026	$39,937	$41,332
2026	$39,752	$41,152

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III	24.81%	15.14%	14.80%
S&P Composite 1500 Index	17.04%	13.69%	15.20%

AssetsNet			$ 216,130,574
Holdings Count | Holding			155
Advisory Fees Paid, Amount			$ 598,654
InvestmentCompanyPortfolioTurnover	[39]		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$216,130,574
Number of Portfolio Holdings	155
Portfolio Turnover Rate	95%Footnote Reference*
Total Advisory Fees Paid, Net	$598,654
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.4
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Technology Hardware & Equipment	9.0
Media & Entertainment	8.0
Financial Services	7.7
Banks	6.2
Automobiles & Components	5.9
Food, Beverage & Tobacco	5.0
Software & Services	4.8
Capital Goods	4.4
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	3.8
Transportation	1.8
Insurance	1.6
Consumer Staples Distribution & Retail	1.6
Telecommunication Services	1.5
Materials	1.5
Health Care Equipment & Services	1.3
Household & Personal Products	1.2
Commercial & Professional Services	1.2
Other (each less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011426
Shareholder Report [Line Items]
Fund Name			GMO U.S. Equity Fund
Class Name			Class VI
Trading Symbol			GMCQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$45	0.40%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class VI shares of GMO U.S. Equity Fund returned +24.82% (net) for the fiscal year ended February 28, 2026, as compared with +17.04% for the S&P Composite 1500 Index.

Outperformance for the period was driven by stock selection. Highlights included contributions from Financials, Information Technology, Consumer Discretionary, and Health Care, with several top stock contributors related to overweight holdings in semiconductors and semiconductor equipment companies.

Sector allocation detracted, including underweight positioning in Energy and Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	S&P Composite 1500 Index
2016	$300,000,000	$300,000,000
2016	$320,101,967	$320,864,097
2016	$318,790,969	$322,381,439
2016	$323,597,961	$328,277,946
2016	$323,379,461	$329,200,894
2016	$334,012,424	$341,623,902
2016	$335,575,317	$342,321,240
2016	$335,575,317	$342,292,349
2016	$327,760,855	$335,552,248
2016	$348,078,456	$349,937,527
2016	$356,015,846	$357,071,973
2017	$356,508,602	$363,513,132
2017	$371,044,889	$377,293,980
2017	$370,059,378	$377,562,705
2017	$371,537,644	$381,372,338
2017	$371,291,266	$385,791,713
2017	$375,726,066	$388,752,643
2017	$379,867,590	$396,293,655
2017	$381,159,656	$396,646,156
2017	$396,664,456	$406,005,542
2017	$409,068,296	$415,282,680
2017	$421,730,549	$428,255,975
2017	$421,830,714	$432,530,008
2018	$439,487,461	$456,005,247
2018	$422,382,488	$438,939,829
2018	$416,037,094	$429,410,117
2018	$414,381,774	$430,951,726
2018	$425,417,241	$442,369,604
2018	$419,623,621	$445,103,999
2018	$433,838,401	$460,988,973
2018	$444,032,254	$476,218,975
2018	$443,732,435	$477,827,483
2018	$409,852,864	$443,767,394
2018	$418,247,802	$453,053,796
2018	$381,182,235	$411,068,344
2019	$410,427,253	$444,961,678
2019	$431,031,699	$459,696,056
2019	$431,031,699	$467,158,454
2019	$443,327,900	$486,043,037
2019	$416,076,859	$454,331,278
2019	$447,648,187	$486,573,817
2019	$453,241,324	$493,450,908
2019	$445,367,797	$484,423,942
2019	$457,349,251	$494,034,121
2019	$463,511,143	$504,380,832
2019	$479,942,852	$522,402,568
2019	$490,318,321	$538,099,291
2020	$484,315,955	$536,467,805
2020	$441,924,241	$491,707,420
2020	$386,777,498	$427,392,688
2020	$433,295,839	$482,486,593
2020	$456,179,861	$506,099,761
2020	$463,307,672	$516,154,942
2020	$484,104,934	$544,778,408
2020	$505,889,656	$582,412,467
2020	$491,366,508	$560,339,993
2020	$475,229,677	$547,567,639
2020	$528,884,641	$609,466,022
2020	$557,750,149	$634,534,851
2021	$563,564,372	$630,251,670
2021	$591,804,886	$649,983,160
2021	$631,673,847	$678,384,979
2021	$657,837,852	$713,624,596
2021	$670,296,902	$718,653,808
2021	$671,958,109	$733,579,453
2021	$683,089,679	$749,197,806
2021	$701,683,177	$771,310,717
2021	$663,168,075	$736,174,273
2021	$699,026,963	$786,597,364
2021	$695,485,344	$779,814,344
2021	$738,117,609	$815,028,784
2022	$702,606,796	$771,504,943
2022	$685,865,984	$750,968,741
2022	$702,606,796	$777,227,328
2022	$662,530,307	$710,317,234
2022	$669,632,470	$712,135,618
2022	$614,844,359	$652,752,687
2022	$668,513,906	$713,659,264
2022	$642,698,405	$684,893,971
2022	$586,764,820	$621,711,472
2022	$644,311,874	$673,559,844
2022	$685,724,240	$711,167,411
2022	$646,835,756	$670,117,823
2023	$687,774,728	$713,916,854
2023	$675,765,963	$696,989,884
2023	$689,412,287	$718,097,514
2023	$692,687,404	$727,579,640
2023	$680,132,786	$728,895,149
2023	$728,713,700	$778,342,002
2023	$752,713,845	$804,184,088
2023	$734,213,966	$790,275,383
2023	$709,354,753	$752,160,239
2023	$689,698,631	$734,259,443
2023	$749,245,118	$800,908,206
2023	$789,429,078	$840,769,002
2024	$794,988,437	$852,005,894
2024	$841,934,142	$897,359,589
2024	$885,791,313	$927,436,797
2024	$841,934,142	$888,184,388
2024	$889,497,552	$931,965,947
2024	$905,557,925	$961,408,321
2024	$926,445,501	$977,678,572
2024	$933,101,000	$999,037,401
2024	$945,746,449	$1,019,508,659
2024	$937,759,850	$1,009,926,046
2024	$989,672,744	$1,072,152,220
2024	$954,753,419	$1,042,153,276
2025	$991,810,058	$1,071,805,683
2025	$963,472,628	$1,054,847,357
2025	$900,984,961	$995,376,571
2025	$885,726,345	$986,939,474
2025	$943,127,806	$1,048,349,657
2025	$995,443,062	$1,100,583,158
2025	$1,012,198,344	$1,124,595,514
2025	$1,050,136,812	$1,149,487,523
2025	$1,094,904,205	$1,188,791,292
2025	$1,126,772,519	$1,214,023,048
2025	$1,151,811,908	$1,218,762,495
2025	$1,168,191,378	$1,219,477,407
2026	$1,208,332,596	$1,239,956,561
2026	$1,202,598,136	$1,234,564,390

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	24.82%	15.24%	14.90%
S&P Composite 1500 Index	17.04%	13.69%	15.20%

AssetsNet			$ 216,130,574
Holdings Count | Holding			155
Advisory Fees Paid, Amount			$ 598,654
InvestmentCompanyPortfolioTurnover	[40]		95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$216,130,574
Number of Portfolio Holdings	155
Portfolio Turnover Rate	95%Footnote Reference*
Total Advisory Fees Paid, Net	$598,654
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.4
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Technology Hardware & Equipment	9.0
Media & Entertainment	8.0
Financial Services	7.7
Banks	6.2
Automobiles & Components	5.9
Food, Beverage & Tobacco	5.0
Software & Services	4.8
Capital Goods	4.4
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	3.8
Transportation	1.8
Insurance	1.6
Consumer Staples Distribution & Retail	1.6
Telecommunication Services	1.5
Materials	1.5
Health Care Equipment & Services	1.3
Household & Personal Products	1.2
Commercial & Professional Services	1.2
Other (each less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241007
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class III
Trading Symbol			PPADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$53	0.49%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class III shares of GMO U.S. Opportunistic Value Fund returned +17.71% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$9,587	$9,658	$9,571
2023	$9,383	$9,589	$9,911
2023	$9,492	$9,714	$10,037
2023	$9,169	$9,319	$10,103
2023	$9,729	$9,894	$10,776
2023	$10,156	$10,250	$11,147
2023	$9,890	$9,994	$10,959
2023	$9,614	$9,633	$10,445
2023	$9,270	$9,359	$10,205
2023	$9,943	$10,031	$11,167
2023	$10,659	$10,584	$11,693
2024	$10,714	$10,642	$11,876
2024	$11,044	$11,010	$12,513
2024	$11,754	$11,544	$12,911
2024	$11,204	$11,058	$12,378
2024	$11,579	$11,378	$12,969
2024	$11,554	$11,378	$13,433
2024	$12,032	$11,925	$13,601
2024	$12,170	$12,269	$13,929
2024	$12,283	$12,482	$14,229
2024	$12,063	$12,335	$14,124
2024	$12,815	$13,006	$15,008
2024	$12,039	$12,101	$14,626
2025	$12,582	$12,642	$15,071
2025	$12,510	$12,763	$14,834
2025	$12,145	$12,453	$13,966
2025	$11,630	$12,013	$13,895
2025	$11,910	$12,331	$14,791
2025	$12,503	$12,881	$15,552
2025	$12,491	$12,945	$15,908
2025	$13,206	$13,304	$16,221
2025	$13,218	$13,545	$16,816
2025	$13,096	$13,420	$17,215
2025	$13,579	$13,656	$17,220
2025	$13,820	$13,761	$17,222
2026	$14,381	$14,377	$17,445
2026	$14,726	$14,636	$17,291

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class III	17.71%	13.59%
MSCI USA Index	14.68%	13.37%
MSCI USA Value (Gross) Index	16.57%	19.76%

Performance Inception Date			Feb. 15, 2023
AssetsNet			$ 319,546,217
Holdings Count | Holding			168
Advisory Fees Paid, Amount			$ 1,093,062
InvestmentCompanyPortfolioTurnover	[41]		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241011
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class VI
Trading Symbol			UUOAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.40%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class VI shares of GMO U.S. Opportunistic Value Fund returned +17.81% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	MSCI USA Index	MSCI USA Value (Gross) Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$289,929,453	$292,757,295	$286,502,872
2023	$313,213,943	$302,151,828	$305,353,528
2023	$303,299,257	$291,833,964	$298,064,034
2023	$296,989,911	$289,742,070	$308,650,841
2023	$300,445,029	$293,531,941	$312,567,690
2023	$290,229,898	$281,580,434	$314,600,935
2023	$307,956,155	$298,967,187	$335,579,072
2023	$321,656,789	$309,721,834	$347,130,594
2023	$313,079,275	$301,984,849	$341,279,427
2023	$304,501,760	$291,074,168	$325,276,977
2023	$293,626,697	$282,784,542	$317,791,831
2023	$314,917,313	$303,092,733	$347,757,121
2023	$337,615,618	$319,801,174	$364,141,620
2024	$339,360,812	$321,553,345	$369,813,865
2024	$349,990,627	$332,680,601	$389,657,636
2024	$372,519,488	$348,816,374	$402,051,643
2024	$355,067,553	$334,130,164	$385,455,652
2024	$366,966,600	$343,792,906	$403,866,791
2024	$366,173,330	$343,799,173	$418,309,656
2024	$381,528,636	$360,326,328	$423,560,196
2024	$385,912,157	$370,715,854	$433,775,246
2024	$389,483,914	$377,158,639	$443,107,850
2024	$382,502,752	$372,711,073	$439,835,440
2024	$406,368,586	$392,977,963	$467,364,297
2024	$381,795,370	$365,646,363	$455,470,490
2025	$399,060,708	$381,985,618	$469,337,073
2025	$396,924,790	$385,645,630	$461,944,160
2025	$385,355,234	$376,270,719	$434,917,245
2025	$368,979,861	$362,971,028	$432,689,543
2025	$377,879,520	$372,593,578	$460,617,791
2025	$396,650,182	$389,212,868	$484,313,877
2025	$396,455,936	$391,155,791	$495,396,392
2025	$419,182,710	$401,998,754	$505,122,995
2025	$419,376,955	$409,268,475	$523,661,166
2025	$415,686,283	$405,483,452	$536,100,105
2025	$431,031,711	$412,641,649	$536,259,383
2025	$438,804,559	$415,787,809	$536,314,815
2026	$456,445,962	$434,421,564	$543,248,897
2026	$467,598,573	$442,240,474	$538,467,544

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 12/13/2022 (commencement of operations)
Class VI	17.81%	14.82%
MSCI USA Index	14.68%	12.84%
MSCI USA Value (Gross) Index	16.57%	19.98%

Performance Inception Date			Dec. 13, 2022
AssetsNet			$ 319,546,217
Holdings Count | Holding			168
Advisory Fees Paid, Amount			$ 1,093,062
InvestmentCompanyPortfolioTurnover	[42]		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241009
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class R6
Trading Symbol			PPAJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.49%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class R6 shares of GMO U.S. Opportunistic Value Fund returned +17.88% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$10,099	$10,079	$10,185
2023	$9,822	$9,714	$9,707
2023	$9,471	$9,438	$9,484
2023	$10,158	$10,116	$10,378
2023	$10,886	$10,673	$10,867
2024	$10,947	$10,732	$11,036
2024	$11,285	$11,103	$11,629
2024	$12,013	$11,642	$11,999
2024	$11,444	$11,151	$11,503
2024	$11,828	$11,474	$12,053
2024	$11,803	$11,474	$12,484
2024	$12,296	$12,026	$12,640
2024	$12,432	$12,373	$12,945
2024	$12,548	$12,588	$13,224
2024	$12,322	$12,439	$13,126
2024	$13,093	$13,115	$13,948
2024	$12,298	$12,203	$13,593
2025	$12,855	$12,749	$14,007
2025	$12,780	$12,871	$13,786
2025	$12,413	$12,558	$12,979
2025	$11,884	$12,114	$12,913
2025	$12,171	$12,435	$13,746
2025	$12,774	$12,990	$14,454
2025	$12,761	$13,055	$14,784
2025	$13,494	$13,417	$15,075
2025	$13,501	$13,659	$15,628
2025	$13,381	$13,533	$15,999
2025	$13,877	$13,772	$16,004
2025	$14,128	$13,877	$16,005
2026	$14,704	$14,499	$16,212
2026	$15,066	$14,760	$16,070

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 8/28/2023 (commencement of operations)
Class R6	17.88%	17.77%
MSCI USA Index	14.68%	16.81%
MSCI USA Value (Gross) Index	16.57%	20.85%

Performance Inception Date			Aug. 28, 2023
AssetsNet			$ 319,546,217
Holdings Count | Holding			168
Advisory Fees Paid, Amount			$ 1,093,062
InvestmentCompanyPortfolioTurnover	[43]		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241012
Shareholder Report [Line Items]
Fund Name			GMO U.S. Opportunistic Value Fund
Class Name			Class I
Trading Symbol			PPAEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.61%

Expenses Paid, Amount			$ 66
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class I shares of GMO U.S. Opportunistic Value Fund returned +17.57% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$9,587	$9,658	$9,571
2023	$9,383	$9,589	$9,911
2023	$9,487	$9,714	$10,037
2023	$9,165	$9,319	$10,103
2023	$9,725	$9,894	$10,776
2023	$10,155	$10,250	$11,147
2023	$9,884	$9,994	$10,959
2023	$9,613	$9,633	$10,445
2023	$9,264	$9,359	$10,205
2023	$9,937	$10,031	$11,167
2023	$10,652	$10,584	$11,693
2024	$10,708	$10,642	$11,876
2024	$11,038	$11,010	$12,513
2024	$11,750	$11,544	$12,911
2024	$11,194	$11,058	$12,378
2024	$11,569	$11,378	$12,969
2024	$11,544	$11,378	$13,433
2024	$12,023	$11,925	$13,601
2024	$12,156	$12,269	$13,929
2024	$12,269	$12,482	$14,229
2024	$12,043	$12,335	$14,124
2024	$12,797	$13,006	$15,008
2024	$12,021	$12,101	$14,626
2025	$12,560	$12,642	$15,071
2025	$12,487	$12,763	$14,834
2025	$12,122	$12,453	$13,966
2025	$11,606	$12,013	$13,895
2025	$11,886	$12,331	$14,791
2025	$12,471	$12,881	$15,552
2025	$12,459	$12,945	$15,908
2025	$13,175	$13,304	$16,221
2025	$13,181	$13,545	$16,816
2025	$13,065	$13,420	$17,215
2025	$13,542	$13,656	$17,220
2025	$13,781	$13,761	$17,222
2026	$14,336	$14,377	$17,445
2026	$14,681	$14,636	$17,291

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class I	17.57%	13.48%
MSCI USA Index	14.68%	13.37%
MSCI USA Value (Gross) Index	16.57%	19.76%

Performance Inception Date			Feb. 15, 2023
AssetsNet			$ 319,546,217
Holdings Count | Holding			168
Advisory Fees Paid, Amount			$ 1,093,062
InvestmentCompanyPortfolioTurnover	[44]		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000212810
Shareholder Report [Line Items]
Fund Name			GMO U.S. Small Cap Value Fund
Class Name			Class VI
Trading Symbol			GCAVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$56	0.50%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO U.S. Small Cap Value Fund returned +25.13% (net) for the fiscal year ended February 28, 2026, as compared with +19.72% for the S&P SmallCap 600 Value Index.

Stock selection drove outperformance for the period, with contributions from a range of sectors including Consumer Discretionary, Industrials, Information Technology, Consumer Staples, and Real Estate. Health Care was also a top contributor from a mix of underweight allocation and stock selection.

Materials and Communication Services were the largest detractors, primarily from stock selection.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	S&P Composite 1500 Index	S&P SmallCap 600 Value Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$305,400,000	$301,350,913	$305,470,528
2019	$287,250,000	$295,838,137	$289,793,176
2019	$301,050,000	$301,707,082	$306,371,332
2019	$309,750,000	$308,025,828	$312,199,218
2019	$318,300,000	$319,031,718	$320,663,189
2019	$325,799,156	$328,617,721	$330,290,185
2020	$308,707,557	$327,621,371	$309,076,160
2020	$273,163,081	$300,286,163	$277,453,853
2020	$201,771,622	$261,009,099	$206,853,638
2020	$232,476,000	$294,654,996	$235,069,937
2020	$242,004,944	$309,075,579	$240,689,233
2020	$248,206,321	$315,216,287	$249,498,346
2020	$256,784,741	$332,696,663	$255,637,958
2020	$271,640,056	$355,679,817	$268,889,638
2020	$261,787,041	$342,200,138	$254,713,894
2020	$266,789,341	$334,400,049	$263,962,508
2020	$311,961,627	$372,201,447	$314,615,590
2020	$333,587,556	$387,511,004	$338,658,929
2021	$344,963,353	$384,895,261	$359,953,415
2021	$384,163,733	$396,945,300	$398,861,994
2021	$413,371,860	$414,290,317	$420,503,707
2021	$420,750,756	$435,811,183	$428,978,321
2021	$435,662,273	$438,882,527	$445,334,093
2021	$427,361,016	$447,997,631	$442,255,017
2021	$417,264,621	$457,535,774	$423,004,852
2021	$425,629,595	$471,040,148	$431,116,746
2021	$418,576,774	$449,582,290	$424,479,826
2021	$432,190,360	$480,375,718	$436,490,384
2021	$429,730,073	$476,233,321	$425,541,874
2021	$452,774,409	$497,738,811	$443,460,454
2022	$433,165,201	$471,158,762	$424,299,239
2022	$434,927,826	$458,617,285	$434,232,019
2022	$427,216,340	$474,653,428	$436,207,493
2022	$403,861,553	$433,791,373	$408,867,065
2022	$416,860,916	$434,901,862	$418,244,216
2022	$370,151,342	$398,636,653	$380,648,193
2022	$410,030,371	$435,832,354	$413,445,467
2022	$392,765,934	$418,265,364	$396,138,481
2022	$347,926,356	$379,679,755	$354,827,408
2022	$393,005,718	$411,343,602	$405,955,017
2022	$412,907,777	$434,310,577	$422,022,101
2022	$389,324,712	$409,241,557	$394,489,697
2023	$430,616,727	$435,989,665	$441,651,374
2023	$422,505,796	$425,652,349	$434,308,590
2023	$405,055,004	$438,542,797	$406,519,915
2023	$392,765,713	$444,333,540	$396,709,380
2023	$382,688,496	$445,136,923	$381,893,028
2023	$423,980,510	$475,334,160	$414,431,431
2023	$449,004,001	$491,115,945	$439,343,262
2023	$432,483,810	$482,621,887	$417,726,031
2023	$419,169,029	$459,344,934	$391,232,156
2023	$396,484,587	$448,412,902	$366,661,478
2023	$428,045,549	$489,115,362	$399,659,533
2023	$477,815,493	$513,458,385	$453,221,545
2024	$463,776,843	$520,320,766	$428,928,982
2024	$478,567,564	$548,018,308	$438,984,111
2024	$502,633,821	$566,386,486	$453,844,261
2024	$471,548,238	$542,415,004	$424,329,748
2024	$499,625,539	$569,152,441	$443,870,699
2024	$486,840,340	$587,132,926	$431,833,024
2024	$545,000,463	$597,069,183	$482,360,179
2024	$536,727,687	$610,113,039	$476,375,731
2024	$534,722,165	$622,614,854	$480,632,048
2024	$525,948,009	$616,762,744	$472,359,188
2024	$575,584,665	$654,764,324	$522,860,168
2024	$531,147,983	$636,443,942	$487,497,934
2025	$548,462,491	$654,552,694	$496,330,065
2025	$521,726,854	$644,196,229	$469,011,588
2025	$491,426,466	$607,877,367	$439,158,175
2025	$469,019,456	$602,724,824	$413,566,934
2025	$503,648,471	$640,228,078	$431,650,874
2025	$520,199,103	$672,127,124	$450,214,379
2025	$526,202,894	$686,791,491	$456,079,354
2025	$573,413,144	$701,993,063	$496,079,630
2025	$587,703,814	$725,995,910	$502,942,637
2025	$585,662,289	$741,404,967	$501,271,245
2025	$603,525,627	$744,299,351	$515,201,026
2025	$612,186,794	$744,735,949	$520,161,321
2026	$646,269,999	$757,242,587	$553,786,985
2026	$652,824,462	$753,949,583	$561,520,036

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 7/2/2019 (commencement of operations)
Class VI	25.13%	11.19%	12.38%
S&P Composite 1500 Index	17.04%	13.69%	14.84%
S&P SmallCap 600 Value Index	19.72%	7.08%	9.87%

Performance Inception Date			Jul. 02, 2019
AssetsNet			$ 43,519,129
Holdings Count | Holding			271
Advisory Fees Paid, Amount			$ 117,273
InvestmentCompanyPortfolioTurnover	[45]		92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$43,519,129
Number of Portfolio Holdings	271
Portfolio Turnover Rate	92%Footnote Reference*
Total Advisory Fees Paid, Net	$117,273
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	11.7
Banks	10.5
Financial Services	10.4
Consumer Durables & Apparel	9.0
Semiconductors & Semiconductor Equipment	7.9
Automobiles & Components	6.6
Food, Beverage & Tobacco	4.8
Equity Real Estate Investment Trusts (REITs)	4.7
Materials	4.4
Consumer Discretionary Distribution & Retail	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Energy	3.3
Commercial & Professional Services	3.2
Insurance	2.8
Transportation	2.2
Consumer Services	2.1
Utilities	1.9
Technology Hardware & Equipment	1.8
Media & Entertainment	1.6
Health Care Equipment & Services	1.1
Real Estate Management & Development	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000075103
Shareholder Report [Line Items]
Fund Name			GMO Asset Allocation Bond Fund
Class Name			Class VI
Trading Symbol			GABFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.36%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Asset Allocation Bond Fund returned +5.49% (net) for the fiscal year ended February 28, 2026, as compared with a +4.28% return for the FTSE 3-Month Treasury Bill Index.

For the period in question, the Fund predominantly had exposure to U.S. nominal government bonds, implemented largely through futures contracts. At the start of the fiscal year, the 10-year nominal yield was 4.24% and, despite intra-period volatility, having almost touched 4.6% mid-year, had fallen to 3.97% at the end of February 2026. Against this strong backdrop for bonds, the Fund return lagged the Bloomberg U.S. Treasury 7-10 Year index return of 6.91%.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2016	$300,000,000	$300,000,000	$300,000,000
2016	$300,945,520	$302,752,500	$300,069,926
2016	$301,215,669	$303,914,590	$300,140,816
2016	$299,864,926	$303,992,544	$300,204,578
2016	$301,620,892	$309,454,634	$300,264,583
2016	$302,431,337	$311,411,066	$300,331,331
2016	$301,891,040	$311,054,961	$300,402,702
2016	$302,836,560	$310,872,726	$300,474,651
2016	$302,296,263	$308,494,890	$300,550,308
2016	$297,838,811	$301,197,840	$300,627,795
2016	$297,298,514	$301,622,643	$300,720,934
2017	$299,729,851	$302,214,471	$300,832,614
2017	$300,270,149	$304,245,660	$300,950,265
2017	$300,675,372	$304,086,110	$301,085,158
2017	$301,755,966	$306,432,753	$301,238,061
2017	$301,891,040	$308,791,410	$301,420,486
2017	$300,000,000	$308,480,622	$301,633,828
2017	$301,350,743	$309,808,068	$301,876,548
2017	$303,647,006	$312,586,972	$302,143,298
2017	$302,026,114	$311,098,160	$302,403,836
2017	$302,836,560	$311,278,383	$302,676,847
2017	$302,836,560	$310,878,824	$302,947,113
2017	$304,462,240	$312,305,618	$303,250,320
2018	$302,414,287	$308,708,840	$303,583,818
2018	$300,639,395	$305,782,448	$303,910,526
2018	$302,687,348	$307,743,427	$304,288,982
2018	$302,687,348	$305,454,596	$304,717,519
2018	$304,325,710	$307,634,576	$305,172,329
2018	$306,837,189	$307,256,203	$305,634,026
2018	$305,322,963	$307,329,276	$306,129,818
2018	$307,800,787	$309,306,794	$306,645,934
2018	$305,735,934	$307,315,002	$307,162,290
2018	$302,569,825	$304,886,472	$307,721,267
2018	$304,221,708	$306,706,513	$308,288,623
2018	$306,808,216	$312,341,115	$308,899,082
2019	$311,833,151	$315,658,006	$309,526,588
2019	$311,115,303	$315,475,095	$310,099,772
2019	$316,714,517	$321,532,823	$310,742,641
2019	$317,719,504	$321,615,135	$311,368,317
2019	$322,888,010	$327,324,306	$312,018,940
2019	$326,333,680	$331,434,901	$312,648,565
2019	$327,274,378	$332,163,922	$313,273,423
2019	$333,585,049	$340,770,851	$313,868,663
2019	$329,622,535	$338,955,929	$314,407,173
2019	$329,769,294	$339,976,896	$314,939,566
2019	$329,769,294	$339,803,796	$315,408,534
2019	$331,331,524	$339,566,955	$315,857,661
2020	$339,152,332	$346,101,766	$316,283,239
2020	$341,709,134	$352,331,099	$316,682,666
2020	$338,400,331	$350,257,697	$317,082,671
2020	$346,521,939	$356,483,934	$317,342,680
2020	$349,078,741	$358,143,688	$317,479,402
2020	$352,688,345	$360,399,703	$317,510,801
2020	$359,972,093	$365,782,997	$317,546,920
2020	$364,946,581	$362,830,452	$317,582,076
2020	$363,288,419	$362,631,550	$317,612,946
2020	$360,575,061	$361,012,320	$317,640,252
2020	$364,042,129	$364,554,660	$317,666,257
2020	$368,708,925	$365,057,007	$317,690,818
2021	$370,687,957	$362,439,591	$317,713,982
2021	$363,532,995	$357,205,782	$317,731,945
2021	$362,315,129	$352,745,478	$317,748,127
2021	$369,317,858	$355,532,131	$317,758,866
2021	$370,535,724	$356,693,706	$317,765,929
2021	$374,037,089	$359,199,825	$317,771,195
2021	$381,039,818	$363,216,070	$317,778,130
2021	$379,517,486	$362,524,518	$317,787,858
2021	$373,580,389	$359,385,825	$317,799,945
2021	$371,449,123	$359,286,715	$317,811,503
2021	$375,407,188	$360,349,691	$317,823,591
2021	$373,625,565	$359,427,638	$317,836,979
2022	$365,877,212	$351,684,083	$317,851,812
2022	$364,482,509	$347,760,604	$317,875,603
2022	$350,070,573	$338,099,178	$317,926,073
2022	$335,968,571	$325,268,977	$318,016,177
2022	$337,983,143	$327,366,203	$318,169,659
2022	$334,573,868	$322,230,460	$318,384,398
2022	$344,630,278	$330,104,046	$318,714,622
2022	$331,369,267	$320,776,429	$319,188,550
2022	$315,924,089	$306,916,827	$319,813,793
2022	$311,399,744	$302,941,532	$320,606,002
2022	$322,320,577	$314,082,416	$321,524,916
2022	$318,108,256	$312,665,651	$322,609,977
2023	$329,029,088	$322,284,516	$323,800,650
2023	$317,796,232	$313,951,722	$324,930,210
2023	$335,269,564	$321,926,877	$326,229,240
2023	$337,453,731	$323,877,980	$327,527,644
2023	$332,149,326	$320,351,379	$328,913,889
2023	$325,284,803	$319,208,805	$330,314,389
2023	$321,196,943	$318,986,298	$331,819,152
2023	$318,803,524	$316,948,830	$333,361,961
2023	$296,464,938	$308,894,609	$334,867,110
2023	$283,221,349	$304,019,892	$336,444,737
2023	$312,580,632	$317,787,822	$337,982,922
2023	$344,721,175	$329,952,422	$339,573,071
2024	$337,330,774	$329,046,323	$341,159,270
2024	$320,579,197	$324,397,478	$342,640,918
2024	$325,013,438	$327,392,937	$344,153,114
2024	$295,451,832	$319,123,482	$345,774,212
2024	$305,798,394	$324,533,666	$347,381,216
2024	$317,130,343	$327,606,119	$348,944,733
2024	$331,132,264	$335,258,021	$350,567,437
2024	$343,064,958	$340,075,638	$352,184,410
2024	$349,528,501	$344,629,029	$353,728,037
2024	$320,691,156	$336,082,626	$355,254,761
2024	$325,331,649	$339,635,952	$356,667,011
2024	$304,287,518	$334,077,609	$358,069,390
2025	$304,805,307	$335,849,952	$359,447,255
2025	$324,481,301	$343,239,250	$360,671,832
2025	$324,308,705	$343,368,415	$362,013,241
2025	$328,968,808	$344,717,874	$363,312,753
2025	$313,089,936	$342,249,666	$364,660,374
2025	$323,963,512	$347,512,222	$365,973,418
2025	$317,097,845	$346,595,593	$367,334,766
2025	$324,198,343	$350,741,026	$368,706,563
2025	$329,913,378	$354,567,186	$370,018,259
2025	$332,684,304	$356,782,407	$371,341,368
2025	$337,187,059	$358,999,497	$372,572,157
2025	$331,120,569	$358,468,351	$373,810,459
2026	$328,638,938	$358,851,074	$375,019,336
2026	$342,287,912	$364,727,730	$376,099,340

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	5.49%	(1.20%)	1.33%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.29%

AssetsNet			$ 105,957,457
Holdings Count | Holding			11
Advisory Fees Paid, Amount			$ 111,757
InvestmentCompanyPortfolioTurnover			95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$105,957,457
Number of Portfolio Holdings	11
Portfolio Turnover Rate	95%
Total Advisory Fees Paid, Net	$111,757

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
Short-Term Investments	90.5
Debt Obligations	8.8
Futures Contracts	1.1
Other	(0.4)

Material Fund Change [Text Block]
C000013327
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class III
Trading Symbol			GMCDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

Expenses Paid, Amount			$ 69
Expense Ratio, Percent	[46]		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Country Debt Fund returned +23.05% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	J.P. Morgan EMBI Global Diversified +*
2016	$9,925	$10,000
2016	$10,360	$10,334
2016	$10,692	$10,531
2016	$10,658	$10,500
2016	$11,127	$10,892
2016	$11,346	$11,061
2016	$11,676	$11,260
2016	$11,820	$11,298
2016	$11,606	$11,133
2016	$11,102	$10,669
2016	$11,313	$10,822
2017	$11,567	$10,978
2017	$11,857	$11,206
2017	$11,955	$11,245
2017	$12,201	$11,428
2017	$12,323	$11,523
2017	$12,315	$11,493
2017	$12,309	$11,569
2017	$12,635	$11,769
2017	$12,722	$11,767
2017	$12,731	$11,788
2017	$12,580	$11,757
2017	$12,725	$11,831
2018	$12,791	$11,808
2018	$12,546	$11,577
2018	$12,576	$11,620
2018	$12,401	$11,450
2018	$12,208	$11,326
2018	$11,989	$11,212
2018	$12,265	$11,443
2018	$11,950	$11,223
2018	$12,203	$11,422
2018	$11,887	$11,167
2018	$11,834	$11,123
2018	$11,973	$11,286
2019	$12,606	$11,784
2019	$12,668	$11,857
2019	$12,786	$12,030
2019	$12,819	$12,044
2019	$12,857	$12,113
2019	$13,187	$12,482
2019	$13,337	$12,625
2019	$13,299	$12,695
2019	$13,289	$12,649
2019	$13,332	$12,696
2019	$13,337	$12,675
2019	$13,683	$12,913
2020	$13,925	$13,138
2020	$13,804	$13,031
2020	$11,702	$11,226
2020	$11,883	$11,478
2020	$12,554	$12,175
2020	$13,169	$12,603
2020	$13,766	$13,071
2020	$13,931	$13,138
2020	$13,574	$12,894
2020	$13,522	$12,891
2020	$14,248	$13,388
2020	$14,673	$13,642
2021	$14,484	$13,494
2021	$14,173	$13,150
2021	$13,996	$13,023
2021	$14,412	$13,311
2021	$14,617	$13,453
2021	$14,728	$13,551
2021	$14,801	$13,608
2021	$14,989	$13,741
2021	$14,658	$13,456
2021	$14,641	$13,460
2021	$14,270	$13,212
2021	$14,483	$13,397
2022	$14,036	$13,016
2022	$13,063	$12,164
2022	$13,204	$12,054
2022	$12,481	$11,380
2022	$12,445	$11,383
2022	$11,465	$10,676
2022	$11,748	$10,985
2022	$11,698	$10,881
2022	$10,981	$10,189
2022	$11,062	$10,204
2022	$12,006	$10,979
2022	$12,119	$11,015
2023	$12,635	$11,364
2023	$12,342	$11,113
2023	$12,342	$11,220
2023	$12,342	$11,279
2023	$12,279	$11,215
2023	$12,760	$11,465
2023	$13,221	$11,684
2023	$13,066	$11,508
2023	$12,743	$11,209
2023	$12,778	$11,057
2023	$13,572	$11,683
2023	$14,257	$12,236
2024	$14,273	$12,111
2024	$14,581	$12,230
2024	$15,059	$12,485
2024	$14,959	$12,226
2024	$15,183	$12,447
2024	$15,260	$12,523
2024	$15,529	$12,757
2024	$15,833	$13,053
2024	$16,221	$13,294
2024	$16,074	$13,065
2024	$16,268	$13,221
2024	$16,162	$13,036
2025	$16,673	$13,223
2025	$16,945	$13,431
2025	$16,739	$13,329
2025	$16,599	$13,299
2025	$16,904	$13,447
2025	$17,489	$13,772
2025	$17,901	$13,946
2025	$18,252	$14,173
2025	$18,653	$14,426
2025	$19,373	$14,733
2025	$19,590	$14,794
2025	$19,773	$14,900
2026	$20,536	$15,002
2026	$20,696	$15,210

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III	21.22%	7.70%	7.55%
J.P. Morgan EMBI Global Diversified +*	13.24%	2.95%	4.28%

Performance Table Market Index Changed [Text Block]

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

AssetsNet			$ 2,453,070,565
Holdings Count | Holding			311
Advisory Fees Paid, Amount			$ 8,226,029
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000013328
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class IV
Trading Symbol			GMDFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$64	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

Expenses Paid, Amount			$ 64
Expense Ratio, Percent	[47]		0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Emerging Country Debt Fund returned +23.06% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	J.P. Morgan EMBI Global Diversified +*
2016	$124,062,500	$125,000,000
2016	$129,506,351	$129,170,113
2016	$133,660,869	$131,642,665
2016	$133,231,091	$131,250,129
2016	$139,104,720	$136,147,377
2016	$141,830,672	$138,265,152
2016	$145,956,478	$140,751,544
2016	$147,752,418	$141,228,708
2016	$145,082,778	$139,160,706
2016	$138,821,260	$133,363,620
2016	$141,448,019	$135,280,775
2017	$144,623,173	$137,224,049
2017	$148,259,238	$140,072,534
2017	$149,488,330	$140,558,832
2017	$152,561,060	$142,851,455
2017	$154,097,425	$144,036,362
2017	$153,995,001	$143,666,863
2017	$153,952,018	$144,612,009
2017	$158,032,295	$147,109,924
2017	$159,130,832	$147,090,441
2017	$159,235,454	$147,353,999
2017	$157,352,249	$146,961,462
2017	$159,153,181	$147,888,279
2018	$160,031,873	$147,598,071
2018	$156,901,531	$144,706,314
2018	$157,340,877	$145,250,853
2018	$155,144,146	$143,126,756
2018	$152,727,742	$141,575,346
2018	$149,981,828	$140,153,077
2018	$153,466,570	$143,040,901
2018	$149,512,969	$140,290,847
2018	$152,686,987	$142,770,961
2018	$148,733,385	$139,586,142
2018	$148,120,855	$139,038,121
2018	$149,801,778	$141,069,497
2019	$157,795,153	$147,302,657
2019	$158,505,675	$148,218,490
2019	$159,985,930	$150,370,890
2019	$160,459,612	$150,551,522
2019	$160,933,293	$151,414,104
2019	$165,078,006	$156,024,119
2019	$166,985,747	$157,818,410
2019	$166,444,951	$158,683,199
2019	$166,384,863	$158,111,395
2019	$166,925,659	$158,697,857
2019	$166,985,747	$158,437,181
2019	$171,310,966	$161,410,394
2020	$174,409,614	$164,219,559
2020	$172,891,909	$162,883,969
2020	$146,585,020	$140,326,267
2020	$148,861,578	$143,479,003
2020	$157,208,956	$152,184,138
2020	$164,923,957	$157,533,284
2020	$172,382,209	$163,381,377
2020	$174,528,045	$164,220,642
2020	$170,041,296	$161,180,787
2020	$169,391,043	$161,132,664
2020	$178,494,592	$167,348,269
2020	$183,810,287	$170,524,506
2021	$181,511,787	$168,673,371
2021	$177,611,304	$164,368,714
2021	$175,312,805	$162,784,309
2021	$180,536,666	$166,391,747
2021	$183,113,772	$168,157,243
2021	$184,576,453	$169,390,875
2021	$185,462,770	$170,097,067
2021	$187,825,809	$171,766,139
2021	$183,744,196	$168,205,546
2021	$183,529,375	$168,245,407
2021	$178,874,903	$165,150,497
2021	$181,480,601	$167,462,883
2022	$175,946,249	$162,698,430
2022	$163,724,557	$152,047,266
2022	$165,492,475	$150,680,750
2022	$156,499,154	$142,255,738
2022	$155,961,092	$142,293,680
2022	$143,739,400	$133,452,242
2022	$147,325,145	$137,309,790
2022	$146,614,193	$136,011,639
2022	$137,687,790	$127,357,072
2022	$138,714,721	$127,551,542
2022	$150,563,929	$137,234,543
2022	$151,949,547	$137,682,497
2023	$158,430,393	$142,044,568
2023	$154,752,075	$138,908,386
2023	$154,839,654	$140,246,947
2023	$154,752,075	$140,991,646
2023	$154,051,443	$140,182,808
2023	$160,094,393	$143,312,072
2023	$165,881,502	$146,050,999
2023	$163,937,233	$143,853,371
2023	$159,871,943	$140,111,821
2023	$160,313,822	$138,214,998
2023	$170,300,295	$146,041,225
2023	$178,867,013	$152,953,017
2024	$179,061,012	$151,390,303
2024	$182,940,990	$152,870,541
2024	$188,954,957	$156,066,354
2024	$187,790,963	$152,826,294
2024	$190,603,948	$155,581,573
2024	$191,573,943	$156,539,343
2024	$194,917,204	$159,463,124
2024	$198,729,527	$163,160,636
2024	$203,617,120	$166,173,076
2024	$201,759,834	$163,317,268
2024	$204,203,631	$165,260,673
2024	$202,984,336	$162,950,147
2025	$209,311,390	$165,293,095
2025	$212,837,944	$167,885,840
2025	$210,141,167	$166,606,816
2025	$208,377,890	$166,236,646
2025	$212,319,333	$168,090,277
2025	$219,579,887	$172,145,712
2025	$224,797,630	$174,328,062
2025	$229,219,879	$177,168,352
2025	$234,273,877	$180,323,462
2025	$243,328,957	$184,159,241
2025	$246,066,539	$184,920,013
2025	$248,444,428	$186,251,653
2026	$257,948,974	$187,519,901
2026	$259,963,164	$190,119,023

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	21.23%	7.76%	7.60%
J.P. Morgan EMBI Global Diversified +*	13.24%	2.95%	4.28%

Performance Table Market Index Changed [Text Block]

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

AssetsNet			$ 2,453,070,565
Holdings Count | Holding			311
Advisory Fees Paid, Amount			$ 8,226,029
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000013330
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Fund
Class Name			Class VI
Trading Symbol			GMOQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$59	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

Expenses Paid, Amount			$ 59
Expense Ratio, Percent	[48]		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Country Debt Fund returned +23.17% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	J.P. Morgan EMBI Global Diversified
2021	$297,750,000	$300,000,000
2021	$297,865,006	$300,203,345
2021	$301,660,197	$303,149,080
2021	$295,104,867	$296,865,010
2021	$294,759,849	$296,935,361
2021	$287,284,473	$291,473,171
2021	$291,648,359	$295,554,288
2022	$282,630,854	$287,145,533
2022	$263,113,513	$268,347,354
2022	$265,831,118	$265,935,597
2022	$251,378,403	$251,066,342
2022	$250,637,239	$251,133,305
2022	$230,996,371	$235,529,101
2022	$236,691,194	$242,337,267
2022	$235,675,352	$240,046,166
2022	$221,326,583	$224,771,771
2022	$222,850,346	$225,114,991
2022	$241,897,384	$242,204,463
2022	$244,156,236	$242,995,054
2023	$254,575,822	$250,693,650
2023	$248,662,003	$245,158,620
2023	$248,802,808	$247,521,037
2023	$248,662,003	$248,835,352
2023	$247,535,561	$247,407,839
2023	$257,251,121	$252,930,659
2023	$266,589,002	$257,764,577
2023	$263,462,691	$253,885,995
2023	$256,925,861	$247,282,554
2023	$257,636,386	$243,934,863
2023	$273,694,252	$257,747,326
2023	$287,541,842	$269,945,908
2024	$287,853,878	$267,187,883
2024	$294,094,613	$269,800,346
2024	$303,767,751	$275,440,620
2024	$301,739,513	$269,722,256
2024	$306,264,045	$274,585,032
2024	$307,980,247	$276,275,395
2024	$313,217,711	$281,435,558
2024	$319,507,224	$287,961,277
2024	$327,369,114	$293,277,915
2024	$324,381,596	$288,237,717
2024	$328,312,541	$291,667,620
2024	$326,258,727	$287,589,786
2025	$336,605,551	$291,724,842
2025	$342,112,731	$296,300,762
2025	$337,940,625	$294,043,420
2025	$335,103,593	$293,390,110
2025	$341,445,194	$296,661,572
2025	$353,127,093	$303,818,987
2025	$361,402,088	$307,670,603
2025	$368,687,738	$312,683,416
2025	$376,820,555	$318,251,851
2025	$391,391,854	$325,021,596
2025	$395,797,130	$326,364,278
2025	$399,507,242	$328,714,481
2026	$414,982,367	$330,952,805
2026	$418,225,472	$335,539,980

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 7/29/2021 (commencement of operations)
Class VI	21.33%	7.51%
J.P. Morgan EMBI Global Diversified	13.24%	2.47%

Performance Inception Date			Jul. 29, 2021
Performance Table Market Index Changed [Text Block]
AssetsNet			$ 2,453,070,565
Holdings Count | Holding			311
Advisory Fees Paid, Amount			$ 8,226,029
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000199930
Shareholder Report [Line Items]
Fund Name			GMO High Yield Fund
Class Name			Class VI
Trading Symbol			GHVIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.36%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO High Yield Fund returned +7.64% (net) for the fiscal year ended February 28, 2026, as compared with +7.22% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high-yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative outperformance, along with relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2018	$300,000,000	$300,000,000	$300,000,000
2018	$298,800,000	$300,701,425	$298,516,962
2018	$303,150,000	$300,772,939	$302,099,341
2018	$306,000,000	$302,708,270	$304,343,310
2018	$308,100,000	$300,758,969	$305,979,162
2018	$303,750,000	$298,382,248	$301,040,985
2018	$302,700,000	$300,163,461	$299,587,539
2018	$297,893,165	$305,677,859	$293,111,425
2019	$311,462,121	$308,923,990	$307,118,420
2019	$315,205,281	$308,744,980	$312,094,858
2019	$319,572,301	$314,673,477	$315,084,370
2019	$323,315,461	$314,754,033	$319,142,119
2019	$318,636,511	$320,341,409	$314,711,625
2019	$328,618,271	$324,364,312	$322,706,047
2019	$329,039,505	$325,077,781	$324,586,371
2019	$330,948,826	$333,501,095	$326,007,668
2019	$332,380,816	$331,724,892	$326,982,444
2019	$333,176,366	$332,724,078	$328,270,819
2019	$335,085,686	$332,554,671	$329,631,998
2019	$340,594,280	$332,322,883	$336,052,742
2020	$340,089,696	$338,718,285	$334,936,052
2020	$335,380,244	$344,814,726	$329,390,271
2020	$302,414,082	$342,785,557	$295,743,550
2020	$314,860,490	$348,878,968	$306,247,010
2020	$324,279,393	$350,503,314	$319,147,072
2020	$323,606,615	$352,711,200	$318,661,847
2020	$337,992,984	$357,979,650	$333,935,598
2020	$340,369,630	$355,090,093	$336,435,707
2020	$336,465,140	$354,895,434	$332,230,481
2020	$337,992,984	$353,310,748	$333,376,063
2020	$353,101,661	$356,777,519	$345,903,895
2020	$359,211,560	$357,269,148	$351,725,595
2021	$358,695,451	$354,707,570	$352,528,373
2021	$359,555,632	$349,585,415	$352,747,239
2021	$362,308,211	$345,220,265	$354,119,148
2021	$366,437,080	$347,947,469	$357,612,887
2021	$367,297,261	$349,084,264	$358,254,014
2021	$372,114,274	$351,536,919	$362,422,661
2021	$372,613,222	$355,467,484	$363,101,968
2021	$375,586,694	$354,790,685	$365,421,082
2021	$374,285,800	$351,718,951	$364,792,190
2021	$374,099,958	$351,621,956	$363,674,618
2021	$370,383,118	$352,662,255	$359,834,109
2021	$377,126,796	$351,759,872	$367,475,077
2022	$366,944,765	$344,181,512	$356,940,332
2022	$364,399,257	$340,341,734	$354,498,211
2022	$361,462,132	$330,886,419	$351,388,265
2022	$346,972,317	$318,329,928	$337,545,628
2022	$352,063,333	$320,382,412	$340,853,192
2022	$330,328,611	$315,356,231	$316,647,582
2022	$351,556,350	$323,061,848	$338,215,482
2022	$339,589,309	$313,933,220	$326,630,244
2022	$328,406,992	$300,369,289	$314,441,236
2022	$340,962,576	$296,478,800	$324,330,433
2022	$350,575,445	$307,382,012	$331,578,359
2022	$346,850,885	$305,995,471	$328,008,142
2023	$359,963,540	$315,409,134	$341,057,990
2023	$353,830,201	$307,254,106	$335,502,254
2023	$359,963,540	$315,059,125	$339,969,938
2023	$363,135,957	$316,968,605	$342,614,023
2023	$358,906,068	$313,517,237	$338,402,895
2023	$364,616,418	$312,399,039	$344,125,665
2023	$369,057,801	$312,181,278	$348,910,160
2023	$369,480,790	$310,187,276	$349,646,785
2023	$364,404,923	$302,304,878	$345,388,292
2023	$360,598,023	$297,534,155	$340,895,044
2023	$378,786,545	$311,008,369	$356,704,071
2023	$391,753,362	$322,913,459	$370,281,154
2024	$392,415,854	$322,026,690	$369,490,247
2024	$392,857,515	$317,477,020	$370,378,639
2024	$397,715,787	$320,408,576	$374,455,123
2024	$392,636,684	$312,315,536	$370,682,347
2024	$398,599,109	$317,610,303	$375,167,444
2024	$402,353,228	$320,617,211	$378,720,459
2024	$410,471,637	$328,105,873	$386,662,484
2024	$416,815,503	$332,820,714	$392,643,375
2024	$423,394,327	$337,276,966	$399,088,139
2024	$419,165,083	$328,912,886	$396,841,252
2024	$425,743,907	$332,390,408	$401,525,741
2024	$422,825,949	$326,950,642	$399,707,347
2025	$428,659,780	$328,685,175	$405,445,972
2025	$431,957,163	$335,916,836	$408,116,159
2025	$428,152,490	$336,043,245	$404,291,454
2025	$429,167,070	$337,363,916	$404,636,350
2025	$437,537,349	$334,948,363	$411,539,750
2025	$445,146,695	$340,098,651	$419,160,291
2025	$446,414,919	$339,201,577	$420,937,791
2025	$451,741,460	$343,258,574	$425,851,064
2025	$455,546,133	$347,003,110	$428,680,866
2025	$456,560,712	$349,171,073	$429,617,295
2025	$459,858,095	$351,340,866	$431,921,905
2025	$462,544,586	$350,821,050	$435,006,869
2026	$464,689,720	$351,195,608	$437,061,699
2026	$464,957,862	$356,946,896	$437,572,774

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 6/25/2018 (commencement of operations)
Class VI	7.64%	5.28%	5.87%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	2.29%
Markit iBoxx USD Liquid High Yield Index	7.22%	4.40%	5.04%

Performance Inception Date			Jun. 25, 2018
Material Change Date		Mar. 01, 2025
AssetsNet			$ 136,855,547
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 476,005
InvestmentCompanyPortfolioTurnover			160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$136,855,547
Number of Portfolio Holdings	116
Portfolio Turnover Rate	160%
Total Advisory Fees Paid, Net	$476,005

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	83.8
Short-Term Investments	12.9
Swap Contracts	1.9
Futures Contracts	0.0
Forward Currency Contracts	0.0
Other	1.4

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	19.3
Communications	12.4
Consumer Non-Cyclical	11.9
Energy	11.8
Capital Goods	11.3
Technology	7.7
Basic Industry	7.3
Electric	4.9
Finance Companies	3.3
Insurance	2.9
REITS	2.0
Transportation	1.8
Other Financial	1.3
Brokerage/Asset Managers/Exchanges	0.6
Other Industrial	0.6
Cash / Cash Equivalents	0.5
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2025.

Effective March 21, 2025, the expense cap for Class VI changed from 0.455% to 0.35% of the average daily net assets of the class.

Material Fund Change Expenses [Text Block]			Effective March 21, 2025, the expense cap for Class VI changed from 0.455% to 0.35% of the average daily net assets of the class.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2025.
C000213400
Shareholder Report [Line Items]
Fund Name			GMO High Yield Fund
Class Name			Class I
Trading Symbol			GMOZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO High Yield Fund returned +7.51% (net) for the fiscal year ended February 28, 2026, as compared with +7.22% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high-yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative outperformance, along with relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2023	$10,000	$10,000	$10,000
2023	$10,012	$10,014	$10,001
2023	$9,889	$9,905	$9,878
2023	$10,047	$9,869	$10,045
2023	$10,175	$9,863	$10,184
2023	$10,181	$9,800	$10,206
2023	$10,041	$9,551	$10,082
2023	$9,936	$9,400	$9,950
2023	$10,437	$9,825	$10,412
2023	$10,790	$10,202	$10,808
2024	$10,808	$10,174	$10,785
2024	$10,820	$10,030	$10,811
2024	$10,948	$10,122	$10,930
2024	$10,808	$9,867	$10,820
2024	$10,972	$10,034	$10,951
2024	$11,070	$10,129	$11,055
2024	$11,292	$10,366	$11,286
2024	$11,467	$10,515	$11,461
2024	$11,642	$10,655	$11,649
2024	$11,532	$10,391	$11,583
2024	$11,706	$10,501	$11,720
2024	$11,624	$10,329	$11,667
2025	$11,785	$10,384	$11,835
2025	$11,876	$10,612	$11,913
2025	$11,764	$10,616	$11,801
2025	$11,799	$10,658	$11,811
2025	$12,022	$10,582	$12,012
2025	$12,232	$10,745	$12,235
2025	$12,267	$10,716	$12,287
2025	$12,407	$10,844	$12,430
2025	$12,511	$10,963	$12,513
2025	$12,539	$11,031	$12,540
2025	$12,630	$11,100	$12,607
2025	$12,701	$11,083	$12,697
2026	$12,761	$11,095	$12,757
2026	$12,768	$11,277	$12,772

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 4/13/2023 (commencement of operations)
Class I	7.51%	8.85%
Bloomberg U.S. Aggregate Index	6.26%	4.26%
Markit iBoxx USD Liquid High Yield Index	7.22%	8.87%

Performance Inception Date			Apr. 13, 2023
Material Change Date		Mar. 01, 2025
AssetsNet			$ 136,855,547
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 476,005
InvestmentCompanyPortfolioTurnover			160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$136,855,547
Number of Portfolio Holdings	116
Portfolio Turnover Rate	160%
Total Advisory Fees Paid, Net	$476,005

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	83.8
Short-Term Investments	12.9
Swap Contracts	1.9
Futures Contracts	0.0
Forward Currency Contracts	0.0
Other	1.4

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	19.3
Communications	12.4
Consumer Non-Cyclical	11.9
Energy	11.8
Capital Goods	11.3
Technology	7.7
Basic Industry	7.3
Electric	4.9
Finance Companies	3.3
Insurance	2.9
REITS	2.0
Transportation	1.8
Other Financial	1.3
Brokerage/Asset Managers/Exchanges	0.6
Other Industrial	0.6
Cash / Cash Equivalents	0.5
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2025.

Effective March 21, 2025, the expense cap for Class I changed from 0.55% to 0.35% of the average daily net assets of the class.

Material Fund Change Expenses [Text Block]			Effective March 21, 2025, the expense cap for Class I changed from 0.55% to 0.35% of the average daily net assets of the class.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since March 1, 2025.
C000137450
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class III
Trading Symbol			GMOHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$60	0.58%

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class III shares of GMO Opportunistic Income Fund returned +5.78% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III †	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,038	$10,028
2021	$10,015	$10,019	$10,012
2021	$10,027	$9,932	$9,973
2021	$10,027	$9,929	$9,953
2021	$10,046	$9,959	$9,943
2021	$10,039	$9,933	$9,934
2022	$10,047	$9,719	$9,787
2022	$10,004	$9,611	$9,691
2022	$9,930	$9,344	$9,438
2022	$9,887	$8,989	$9,117
2022	$9,855	$9,047	$9,211
2022	$9,820	$8,905	$9,070
2022	$9,870	$9,123	$9,351
2022	$9,834	$8,865	$9,039
2022	$9,706	$8,482	$8,598
2022	$9,634	$8,372	$8,475
2022	$9,750	$8,680	$8,809
2022	$9,815	$8,641	$8,774
2023	$9,955	$8,907	$9,058
2023	$9,938	$8,676	$8,825
2023	$9,992	$8,897	$8,991
2023	$10,099	$8,951	$9,040
2023	$10,132	$8,853	$8,975
2023	$10,116	$8,822	$8,934
2023	$10,169	$8,815	$8,930
2023	$10,223	$8,759	$8,862
2023	$10,202	$8,537	$8,594
2023	$10,198	$8,402	$8,426
2023	$10,348	$8,782	$8,849
2023	$10,508	$9,118	$9,220
2024	$10,593	$9,093	$9,185
2024	$10,578	$8,965	$9,042
2024	$10,646	$9,048	$9,136
2024	$10,603	$8,819	$8,870
2024	$10,707	$8,969	$9,043
2024	$10,800	$9,054	$9,147
2024	$10,923	$9,265	$9,383
2024	$11,027	$9,398	$9,532
2024	$11,115	$9,524	$9,645
2024	$11,061	$9,288	$9,381
2024	$11,129	$9,386	$9,502
2024	$11,135	$9,232	$9,354
2025	$11,196	$9,281	$9,403
2025	$11,316	$9,486	$9,635
2025	$11,368	$9,489	$9,635
2025	$11,427	$9,527	$9,666
2025	$11,449	$9,458	$9,583
2025	$11,522	$9,604	$9,749
2025	$11,540	$9,578	$9,712
2025	$11,638	$9,693	$9,867
2025	$11,693	$9,799	$9,981
2025	$11,758	$9,860	$10,064
2025	$11,830	$9,921	$10,127
2025	$11,845	$9,907	$10,149
2026	$11,873	$9,917	$10,190
2026	$11,971	$10,080	$10,356

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 7/21/2021 (commencement of operations)
Class III†	5.78%	3.98%
Bloomberg U.S. Aggregate Index	6.26%	0.17%
Bloomberg U.S. Securitized Index	7.49%	0.76%

Performance Inception Date			Jul. 21, 2021
Performance Table Market Index Changed [Text Block]
AssetsNet			$ 1,258,948,597
Holdings Count | Holding			330
Advisory Fees Paid, Amount			$ 5,208,413
InvestmentCompanyPortfolioTurnover	[49]		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000020548
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class VI
Trading Symbol			GMODX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.49%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +5.88% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index	Bloomberg U.S. Securitized + Index*
2016	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2016	$301,221,001	$302,752,500	$301,040,963	$300,252,600
2016	$303,663,004	$303,914,590	$301,571,761	$300,480,685
2016	$305,616,606	$303,992,544	$301,958,702	$300,704,358
2016	$305,982,906	$309,454,634	$304,570,080	$300,976,177
2016	$308,777,834	$311,411,066	$305,310,949	$301,152,781
2016	$310,987,775	$311,054,961	$305,605,246	$301,459,411
2016	$314,057,137	$310,872,726	$306,363,499	$301,805,854
2016	$315,284,882	$308,494,890	$305,479,131	$302,178,086
2016	$316,758,176	$301,197,840	$300,282,330	$302,526,685
2016	$316,836,751	$301,622,643	$300,204,385	$302,871,951
2017	$320,218,013	$302,214,471	$300,223,855	$302,891,594
2017	$322,847,883	$304,245,660	$301,599,068	$304,279,027
2017	$325,227,290	$304,086,110	$301,693,638	$304,374,437
2017	$326,229,145	$306,432,753	$303,667,958	$306,366,300
2017	$327,857,160	$308,791,410	$305,580,726	$308,296,065
2017	$329,986,103	$308,480,622	$304,382,566	$307,087,259
2017	$331,454,086	$309,808,068	$305,777,553	$308,494,641
2017	$333,468,239	$312,586,972	$308,065,313	$310,802,730
2017	$333,720,008	$311,098,160	$307,241,443	$309,971,539
2017	$335,608,277	$311,278,383	$307,227,789	$309,957,764
2017	$336,615,353	$310,878,824	$306,752,698	$309,478,451
2017	$337,134,175	$312,305,618	$307,729,118	$310,463,548
2018	$337,777,070	$308,708,840	$304,189,597	$306,892,575
2018	$339,577,176	$305,782,448	$302,225,986	$304,911,516
2018	$340,862,966	$307,743,427	$304,081,194	$306,783,208
2018	$340,991,545	$305,454,596	$302,545,132	$305,233,497
2018	$342,791,651	$307,634,576	$304,661,907	$307,369,082
2018	$344,077,441	$307,256,203	$304,768,743	$307,476,867
2018	$345,088,090	$307,329,276	$304,472,778	$307,178,272
2018	$346,384,926	$309,306,794	$306,379,656	$309,102,094
2018	$346,384,926	$307,315,002	$304,555,963	$307,262,196
2018	$347,941,129	$304,886,472	$302,689,713	$305,379,363
2018	$348,719,231	$306,706,513	$305,341,567	$308,054,781
2018	$350,674,079	$312,341,115	$310,782,706	$313,544,269
2019	$350,942,486	$315,658,006	$313,278,089	$316,061,825
2019	$351,747,708	$315,475,095	$313,114,887	$315,897,173
2019	$354,163,373	$321,532,823	$317,689,633	$320,512,570
2019	$355,102,799	$321,615,135	$317,576,413	$320,398,344
2019	$358,457,889	$327,324,306	$321,820,216	$324,679,857
2019	$359,128,908	$331,434,901	$324,180,132	$327,060,742
2019	$360,833,790	$332,163,922	$325,423,742	$328,315,403
2019	$362,596,601	$340,770,851	$328,666,114	$331,586,587
2019	$363,545,807	$338,955,929	$328,715,495	$331,636,406
2019	$364,495,012	$339,976,896	$329,866,777	$332,797,918
2019	$364,630,613	$339,803,796	$330,017,865	$332,950,349
2019	$364,118,291	$339,566,955	$330,801,694	$333,741,143
2020	$367,664,437	$346,101,766	$333,545,333	$336,509,161
2020	$370,926,892	$352,331,099	$337,204,654	$340,200,998
2020	$349,366,323	$350,257,697	$339,567,951	$342,585,295
2020	$354,330,928	$356,483,934	$341,904,268	$344,942,372
2020	$360,146,607	$358,143,688	$342,602,151	$345,646,457
2020	$365,253,058	$360,399,703	$342,772,450	$345,818,269
2020	$367,771,147	$365,782,997	$343,660,381	$346,714,090
2020	$371,212,281	$362,830,452	$343,830,499	$346,885,720
2020	$374,653,414	$362,631,550	$343,589,249	$346,642,326
2020	$374,796,795	$361,012,320	$343,344,910	$346,395,816
2020	$375,083,556	$364,554,660	$343,769,726	$346,824,407
2020	$376,258,558	$365,057,007	$344,642,693	$347,705,131
2021	$379,657,595	$362,439,591	$344,883,581	$347,948,159
2021	$381,874,357	$357,205,782	$342,465,211	$345,508,300
2021	$381,726,573	$352,745,478	$340,573,850	$343,600,132
2021	$382,465,494	$355,532,131	$342,535,710	$345,579,425
2021	$383,352,199	$356,693,706	$342,170,820	$345,211,293
2021	$384,238,905	$359,199,825	$342,088,565	$345,128,307
2021	$385,432,131	$363,216,070	$344,285,867	$347,345,134
2021	$385,877,374	$362,524,518	$343,724,599	$346,778,878
2021	$386,322,617	$359,385,825	$342,392,128	$345,434,568
2021	$386,322,617	$359,286,715	$341,689,736	$344,725,934
2021	$387,213,103	$360,349,691	$341,371,750	$344,405,122
2021	$386,900,948	$359,427,638	$341,047,665	$344,078,158
2022	$387,202,743	$351,684,083	$335,996,778	$338,982,390
2022	$385,693,769	$347,760,604	$332,706,872	$335,663,250
2022	$382,826,718	$338,099,178	$324,018,573	$326,897,748
2022	$381,317,744	$325,268,977	$312,994,823	$315,776,042
2022	$380,110,565	$327,366,203	$316,243,436	$319,053,522
2022	$378,752,488	$322,230,460	$311,390,939	$314,157,907
2022	$380,837,707	$330,104,046	$321,022,173	$323,874,722
2022	$379,448,915	$320,776,429	$310,326,629	$313,084,140
2022	$374,510,987	$306,916,827	$295,185,904	$297,808,876
2022	$371,733,402	$302,941,532	$290,970,123	$293,555,635
2022	$376,208,400	$314,082,416	$302,436,031	$305,123,427
2022	$378,837,317	$312,665,651	$301,242,166	$303,918,953
2023	$384,247,005	$322,284,516	$310,959,357	$313,722,490
2023	$383,451,463	$313,951,722	$302,975,453	$305,667,643
2023	$385,678,982	$321,926,877	$308,691,448	$311,434,429
2023	$389,815,803	$323,877,980	$310,350,834	$313,108,559
2023	$391,088,671	$320,351,379	$308,119,283	$310,857,180
2023	$390,611,345	$319,208,805	$306,733,630	$309,459,214
2023	$392,700,627	$318,986,298	$306,583,117	$309,307,363
2023	$394,631,151	$316,948,830	$304,253,920	$306,957,469
2023	$393,987,643	$308,894,609	$295,057,750	$297,679,584
2023	$393,826,766	$304,019,892	$289,264,069	$291,834,421
2023	$399,457,459	$317,787,822	$303,793,139	$306,492,594
2023	$405,640,910	$329,952,422	$316,538,244	$319,350,950
2024	$409,134,258	$329,046,323	$315,335,470	$318,137,489
2024	$408,594,629	$324,397,478	$310,430,671	$313,189,106
2024	$411,214,742	$327,392,937	$313,660,218	$316,447,350
2024	$409,579,791	$319,123,482	$304,525,044	$307,231,003
2024	$413,637,872	$324,533,666	$310,470,202	$313,228,988
2024	$417,266,244	$327,606,119	$314,033,961	$316,824,415
2024	$422,061,950	$335,258,021	$322,140,930	$325,003,421
2024	$426,125,928	$340,075,638	$327,234,328	$330,142,078
2024	$429,559,435	$344,629,029	$331,125,858	$334,068,187
2024	$427,509,225	$336,082,626	$322,048,863	$324,910,535
2024	$430,170,775	$339,635,952	$326,233,173	$329,132,027
2024	$430,431,754	$334,077,609	$321,146,634	$324,000,289
2025	$432,816,506	$335,849,952	$322,813,861	$325,682,331
2025	$437,468,523	$343,239,250	$330,782,815	$333,722,095
2025	$439,522,337	$343,368,415	$330,789,734	$333,729,077
2025	$441,830,009	$344,717,874	$331,864,988	$334,813,884
2025	$442,712,582	$342,249,666	$329,009,397	$331,932,920
2025	$445,607,591	$347,512,222	$334,703,093	$337,677,209
2025	$446,309,163	$346,595,593	$333,432,368	$336,395,192
2025	$450,129,951	$350,741,026	$338,737,602	$341,747,567
2025	$452,318,876	$354,567,186	$342,662,175	$345,707,014
2025	$454,847,792	$356,782,407	$345,518,072	$348,588,288
2025	$457,679,442	$358,999,497	$347,688,368	$350,777,868
2025	$458,289,557	$358,468,351	$348,422,120	$351,518,141
2026	$459,445,586	$358,851,074	$349,828,727	$352,937,246
2026	$463,208,449	$364,727,730	$355,547,623	$358,706,959

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	5.88%	3.94%	4.44%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Securitized Index	7.49%	0.75%	1.71%
Bloomberg U.S. Securitized + Index*	7.49%	0.75%	1.80%

Performance Table Market Index Changed [Text Block]

*The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized thereafter.

AssetsNet			$ 1,258,948,597
Holdings Count | Holding			330
Advisory Fees Paid, Amount			$ 5,208,413
InvestmentCompanyPortfolioTurnover	[50]		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213385
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class R6
Trading Symbol			GAAAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class R6 shares of GMO Opportunistic Income Fund returned +5.81% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,066	$10,026
2021	$10,027	$10,137	$10,024
2021	$10,056	$10,250	$10,088
2021	$10,068	$10,231	$10,072
2021	$10,080	$10,142	$10,033
2021	$10,080	$10,139	$10,012
2021	$10,103	$10,169	$10,003
2021	$10,094	$10,143	$9,993
2022	$10,102	$9,925	$9,845
2022	$10,062	$9,814	$9,749
2022	$9,983	$9,541	$9,494
2022	$9,944	$9,179	$9,171
2022	$9,912	$9,239	$9,267
2022	$9,877	$9,094	$9,124
2022	$9,928	$9,316	$9,407
2022	$9,892	$9,053	$9,093
2022	$9,762	$8,661	$8,650
2022	$9,690	$8,549	$8,526
2022	$9,807	$8,864	$8,862
2022	$9,874	$8,824	$8,827
2023	$10,015	$9,095	$9,112
2023	$9,994	$8,860	$8,878
2023	$10,052	$9,085	$9,045
2023	$10,156	$9,140	$9,094
2023	$10,190	$9,041	$9,029
2023	$10,177	$9,008	$8,988
2023	$10,229	$9,002	$8,984
2023	$10,280	$8,945	$8,915
2023	$10,258	$8,717	$8,646
2023	$10,254	$8,580	$8,476
2023	$10,406	$8,968	$8,902
2023	$10,566	$9,312	$9,275
2024	$10,652	$9,286	$9,240
2024	$10,637	$9,155	$9,096
2024	$10,705	$9,239	$9,191
2024	$10,661	$9,006	$8,923
2024	$10,766	$9,159	$9,097
2024	$10,860	$9,245	$9,202
2024	$10,985	$9,461	$9,439
2024	$11,090	$9,597	$9,589
2024	$11,179	$9,726	$9,703
2024	$11,125	$9,485	$9,437
2024	$11,194	$9,585	$9,559
2024	$11,195	$9,428	$9,410
2025	$11,261	$9,478	$9,459
2025	$11,378	$9,687	$9,693
2025	$11,435	$9,690	$9,693
2025	$11,494	$9,728	$9,724
2025	$11,511	$9,659	$9,641
2025	$11,586	$9,807	$9,808
2025	$11,603	$9,781	$9,770
2025	$11,702	$9,898	$9,926
2025	$11,758	$10,006	$10,041
2025	$11,823	$10,069	$10,124
2025	$11,896	$10,131	$10,188
2025	$11,911	$10,116	$10,210
2026	$11,941	$10,127	$10,251
2026	$12,039	$10,293	$10,418

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since 5/19/2021 (commencement of operations)
Class R6	5.81%	3.96%
Bloomberg U.S. Aggregate Index	6.26%	0.61%
Bloomberg U.S. Securitized Index	7.49%	0.86%

Performance Inception Date			May 19, 2021
Performance Table Market Index Changed [Text Block]
AssetsNet			$ 1,258,948,597
Holdings Count | Holding			330
Advisory Fees Paid, Amount			$ 5,208,413
InvestmentCompanyPortfolioTurnover	[51]		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213384
Shareholder Report [Line Items]
Fund Name			GMO Opportunistic Income Fund
Class Name			Class I
Trading Symbol			GMOLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class I shares of GMO Opportunistic Income Fund returned +5.66% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2019	$10,000	$10,000	$10,000
2019	$10,015	$10,072	$10,035
2019	$10,001	$10,065	$10,059
2020	$10,094	$10,259	$10,142
2020	$10,180	$10,444	$10,253
2020	$9,587	$10,382	$10,325
2020	$9,724	$10,567	$10,396
2020	$9,880	$10,616	$10,417
2020	$10,020	$10,683	$10,423
2020	$10,084	$10,842	$10,450
2020	$10,175	$10,755	$10,455
2020	$10,269	$10,749	$10,447
2020	$10,273	$10,701	$10,440
2020	$10,277	$10,806	$10,453
2020	$10,310	$10,821	$10,480
2021	$10,403	$10,743	$10,487
2021	$10,464	$10,588	$10,413
2021	$10,456	$10,456	$10,356
2021	$10,476	$10,539	$10,415
2021	$10,497	$10,573	$10,404
2021	$10,517	$10,647	$10,402
2021	$10,551	$10,766	$10,469
2021	$10,559	$10,746	$10,452
2021	$10,571	$10,653	$10,411
2021	$10,571	$10,650	$10,390
2021	$10,591	$10,681	$10,380
2021	$10,582	$10,654	$10,370
2022	$10,590	$10,425	$10,217
2022	$10,545	$10,308	$10,117
2022	$10,466	$10,022	$9,852
2022	$10,421	$9,642	$9,517
2022	$10,388	$9,704	$9,616
2022	$10,351	$9,551	$9,468
2022	$10,404	$9,785	$9,761
2022	$10,366	$9,508	$9,436
2022	$10,226	$9,098	$8,976
2022	$10,155	$8,980	$8,848
2022	$10,273	$9,310	$9,196
2022	$10,341	$9,268	$9,160
2023	$10,489	$9,553	$9,455
2023	$10,468	$9,306	$9,213
2023	$10,524	$9,542	$9,386
2023	$10,633	$9,600	$9,437
2023	$10,668	$9,496	$9,369
2023	$10,655	$9,462	$9,327
2023	$10,706	$9,455	$9,322
2023	$10,759	$9,395	$9,251
2023	$10,737	$9,156	$8,972
2023	$10,733	$9,012	$8,796
2023	$10,887	$9,420	$9,237
2023	$11,058	$9,780	$9,625
2024	$11,147	$9,753	$9,588
2024	$11,130	$9,616	$9,439
2024	$11,201	$9,704	$9,537
2024	$11,154	$9,459	$9,260
2024	$11,263	$9,620	$9,440
2024	$11,360	$9,711	$9,549
2024	$11,484	$9,938	$9,795
2024	$11,598	$10,080	$9,950
2024	$11,690	$10,215	$10,069
2024	$11,631	$9,962	$9,793
2024	$11,702	$10,067	$9,920
2024	$11,702	$9,903	$9,765
2025	$11,770	$9,955	$9,816
2025	$11,892	$10,174	$10,058
2025	$11,949	$10,178	$10,058
2025	$12,010	$10,218	$10,091
2025	$12,026	$10,145	$10,004
2025	$12,108	$10,301	$10,177
2025	$12,125	$10,274	$10,139
2025	$12,226	$10,397	$10,300
2025	$12,278	$10,510	$10,419
2025	$12,350	$10,576	$10,506
2025	$12,420	$10,641	$10,572
2025	$12,434	$10,626	$10,594
2026	$12,462	$10,637	$10,637
2026	$12,564	$10,811	$10,811

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 11/5/2019 (commencement of operations)
Class I	5.66%	3.73%	3.68%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.24%
Bloomberg U.S. Securitized Index	7.49%	0.75%	1.24%

Performance Inception Date			Nov. 05, 2019
Performance Table Market Index Changed [Text Block]
AssetsNet			$ 1,258,948,597
Holdings Count | Holding			330
Advisory Fees Paid, Amount			$ 5,208,413
InvestmentCompanyPortfolioTurnover	[52]		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000075084
Shareholder Report [Line Items]
Fund Name			GMO U.S. Treasury Fund
Class Name			Class VI
Trading Symbol			GUSTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$9	0.09%

Expenses Paid, Amount			$ 9
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

Class VI shares of GMO U.S. Treasury Fund returned +4.08% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

Security selection in Repurchase Agreements collateralized by U.S. Treasury securities drove performance during the year, followed by gains from U.S. Treasury Bills/Notes, Floating Rate U.S. Treasury Notes, and U.S. Treasury Inflation Protected Securities (TIPS).

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	FTSE 3-Month Treasury Bill Index	Bloomberg U.S. Aggregate Index
2016	$10,000	$10,000	$10,000
2016	$10,007	$10,002	$10,092
2016	$10,011	$10,005	$10,130
2016	$10,011	$10,007	$10,133
2016	$10,018	$10,009	$10,315
2016	$10,022	$10,011	$10,380
2016	$10,026	$10,013	$10,369
2016	$10,030	$10,016	$10,362
2016	$10,034	$10,018	$10,283
2016	$10,038	$10,021	$10,040
2016	$10,044	$10,024	$10,054
2017	$10,049	$10,028	$10,074
2017	$10,054	$10,032	$10,142
2017	$10,056	$10,036	$10,136
2017	$10,062	$10,041	$10,214
2017	$10,064	$10,047	$10,293
2017	$10,077	$10,054	$10,283
2017	$10,085	$10,063	$10,327
2017	$10,094	$10,071	$10,420
2017	$10,103	$10,080	$10,370
2017	$10,113	$10,089	$10,376
2017	$10,119	$10,098	$10,363
2017	$10,130	$10,108	$10,410
2018	$10,142	$10,119	$10,290
2018	$10,150	$10,130	$10,193
2018	$10,165	$10,143	$10,258
2018	$10,184	$10,157	$10,182
2018	$10,200	$10,172	$10,254
2018	$10,216	$10,188	$10,242
2018	$10,232	$10,204	$10,244
2018	$10,252	$10,222	$10,310
2018	$10,264	$10,239	$10,244
2018	$10,283	$10,257	$10,163
2018	$10,310	$10,276	$10,224
2018	$10,328	$10,297	$10,411
2019	$10,349	$10,318	$10,522
2019	$10,369	$10,337	$10,516
2019	$10,391	$10,358	$10,718
2019	$10,413	$10,379	$10,721
2019	$10,436	$10,401	$10,911
2019	$10,455	$10,422	$11,048
2019	$10,475	$10,442	$11,072
2019	$10,494	$10,462	$11,359
2019	$10,510	$10,480	$11,299
2019	$10,547	$10,498	$11,333
2019	$10,540	$10,514	$11,327
2019	$10,554	$10,529	$11,319
2020	$10,591	$10,543	$11,537
2020	$10,625	$10,556	$11,744
2020	$10,653	$10,569	$11,675
2020	$10,677	$10,578	$11,883
2020	$10,679	$10,583	$11,938
2020	$10,681	$10,584	$12,013
2020	$10,683	$10,585	$12,193
2020	$10,684	$10,586	$12,094
2020	$10,686	$10,587	$12,088
2020	$10,687	$10,588	$12,034
2020	$10,688	$10,589	$12,152
2020	$10,690	$10,590	$12,169
2021	$10,691	$10,590	$12,081
2021	$10,692	$10,591	$11,907
2021	$10,692	$10,592	$11,758
2021	$10,693	$10,592	$11,851
2021	$10,694	$10,592	$11,890
2021	$10,694	$10,592	$11,973
2021	$10,700	$10,593	$12,107
2021	$10,701	$10,593	$12,084
2021	$10,702	$10,593	$11,980
2021	$10,682	$10,594	$11,976
2021	$10,683	$10,594	$12,012
2021	$10,690	$10,595	$11,981
2022	$10,671	$10,595	$11,723
2022	$10,653	$10,596	$11,592
2022	$10,657	$10,598	$11,270
2022	$10,643	$10,601	$10,842
2022	$10,652	$10,606	$10,912
2022	$10,644	$10,613	$10,741
2022	$10,661	$10,624	$11,003
2022	$10,682	$10,640	$10,693
2022	$10,684	$10,660	$10,231
2022	$10,708	$10,687	$10,098
2022	$10,739	$10,718	$10,469
2022	$10,775	$10,754	$10,422
2023	$10,830	$10,793	$10,743
2023	$10,865	$10,831	$10,465
2023	$10,909	$10,874	$10,731
2023	$10,973	$10,918	$10,796
2023	$11,021	$10,964	$10,678
2023	$11,071	$11,010	$10,640
2023	$11,117	$11,061	$10,633
2023	$11,169	$11,112	$10,565
2023	$11,221	$11,162	$10,296
2023	$11,272	$11,215	$10,134
2023	$11,322	$11,266	$10,593
2023	$11,375	$11,319	$10,998
2024	$11,421	$11,372	$10,968
2024	$11,467	$11,421	$10,813
2024	$11,523	$11,472	$10,913
2024	$11,579	$11,526	$10,637
2024	$11,638	$11,579	$10,818
2024	$11,663	$11,631	$10,920
2024	$11,737	$11,686	$11,175
2024	$11,789	$11,739	$11,336
2024	$11,832	$11,791	$11,488
2024	$11,875	$11,842	$11,203
2024	$11,920	$11,889	$11,321
2024	$11,963	$11,936	$11,136
2025	$12,028	$11,982	$11,195
2025	$12,066	$12,022	$11,441
2025	$12,112	$12,067	$11,446
2025	$12,156	$12,110	$11,491
2025	$12,201	$12,155	$11,408
2025	$12,243	$12,199	$11,584
2025	$12,287	$12,244	$11,553
2025	$12,333	$12,290	$11,691
2025	$12,372	$12,334	$11,819
2025	$12,417	$12,378	$11,893
2025	$12,454	$12,419	$11,967
2025	$12,494	$12,460	$11,949
2026	$12,525	$12,501	$11,962
2026	$12,558	$12,537	$12,158

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	4.08%	3.27%	2.30%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.29%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%

AssetsNet			$ 355,645,871
Holdings Count | Holding			16
Advisory Fees Paid, Amount			$ 326,680
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$355,645,871
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$326,680

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
Short-Term Investments	99.9
Other	0.1

Material Fund Change [Text Block]
C000211299
Shareholder Report [Line Items]
Fund Name			GMO Alternative Allocation Fund
Class Name			Class VI
Trading Symbol			GAAVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$298	2.74%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.

Expenses Paid, Amount			$ 298
Expense Ratio, Percent	[53]		2.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned +17.31% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

The Fund had an excellent year as many of the underlying strategies enjoyed very strong returns, while crucially, none of the underlying strategies suffered from a particularly challenging year. The initiative undertaken towards the end of the last fiscal year to increase the overall level of exposures in the Fund, while also broadening the exposures to include more alpha sources, proved to be a considerable success for this fiscal year. The long-term aim of the changes is to improve both the level and consistency of returns.

Equity Dislocation, which is broadly 100% long cheap global value and 100% short expensive global growth, was the largest contributor to returns, which was an excellent result in an environment where MSCI ACWI Value only beat MSCI ACWI Growth by a modest 3%. Following a very solid year last year, Event-Driven had a strong return again, and was the second largest contributor. A long position in Emerging Market currencies versus the U.S. dollar, one of the new positions introduced to the Fund, was the third largest contributor.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$298,200,000	$305,246,555	$300,598,345
2019	$301,350,000	$309,079,894	$301,204,925
2019	$300,450,000	$309,759,744	$301,806,912
2019	$301,200,000	$317,786,142	$302,380,365
2019	$303,450,000	$316,093,635	$302,899,164
2019	$303,300,000	$317,045,739	$303,412,070
2019	$304,500,000	$316,884,314	$303,863,873
2019	$308,293,832	$316,663,448	$304,296,561
2020	$300,751,946	$322,757,491	$304,706,561
2020	$299,366,702	$328,566,661	$305,091,369
2020	$286,745,586	$326,633,109	$305,476,733
2020	$291,824,816	$332,439,391	$305,727,224
2020	$293,363,976	$333,987,196	$305,858,942
2020	$292,748,312	$336,091,044	$305,889,192
2020	$298,454,054	$341,111,239	$305,923,989
2020	$299,071,014	$338,357,841	$305,957,858
2020	$298,762,534	$338,172,355	$305,987,598
2020	$300,304,932	$336,662,341	$306,013,904
2020	$305,086,367	$339,965,754	$306,038,958
2020	$307,448,957	$340,434,217	$306,062,620
2021	$306,187,628	$337,993,343	$306,084,937
2021	$299,407,984	$333,112,550	$306,102,242
2021	$300,511,647	$328,953,091	$306,117,831
2021	$304,453,301	$331,551,786	$306,128,178
2021	$310,917,612	$332,635,014	$306,134,982
2021	$304,137,968	$334,972,097	$306,140,055
2021	$295,111,950	$338,717,449	$306,146,736
2021	$295,111,950	$338,072,542	$306,156,108
2021	$294,297,174	$335,145,552	$306,167,753
2021	$285,334,635	$335,053,127	$306,178,888
2021	$283,379,172	$336,044,406	$306,190,534
2021	$291,693,379	$335,184,544	$306,203,432
2022	$303,006,951	$327,963,285	$306,217,722
2022	$296,448,359	$324,304,442	$306,240,641
2022	$290,873,555	$315,294,672	$306,289,264
2022	$293,333,028	$303,329,857	$306,376,071
2022	$298,251,972	$305,285,626	$306,523,934
2022	$288,086,154	$300,496,285	$306,730,814
2022	$291,175,636	$307,838,804	$307,048,950
2022	$292,168,844	$299,140,327	$307,505,532
2022	$288,527,080	$286,215,544	$308,107,890
2022	$290,347,962	$282,508,379	$308,871,102
2022	$298,459,165	$292,897,820	$309,756,382
2022	$302,266,465	$291,576,614	$310,801,727
2023	$305,577,160	$300,546,695	$311,948,819
2023	$306,073,764	$292,775,941	$313,037,034
2023	$302,597,534	$300,213,179	$314,288,517
2023	$304,252,882	$302,032,681	$315,539,396
2023	$296,307,213	$298,743,946	$316,874,901
2023	$304,252,882	$297,678,438	$318,224,140
2023	$309,549,994	$297,470,939	$319,673,826
2023	$310,874,272	$295,570,896	$321,160,164
2023	$318,157,801	$288,059,926	$322,610,221
2023	$314,516,037	$283,514,005	$324,130,103
2023	$314,350,502	$296,353,299	$325,611,988
2023	$320,579,852	$307,697,407	$327,143,933
2024	$322,147,053	$306,852,424	$328,672,074
2024	$320,405,718	$302,517,140	$330,099,490
2024	$321,798,786	$305,310,557	$331,556,337
2024	$318,664,383	$297,598,870	$333,118,099
2024	$324,236,656	$302,644,142	$334,666,283
2024	$323,191,855	$305,509,361	$336,172,572
2024	$325,951,453	$312,645,148	$337,735,881
2024	$321,925,200	$317,137,821	$339,293,669
2024	$318,774,219	$321,384,089	$340,780,796
2024	$314,047,748	$313,414,134	$342,251,638
2024	$308,621,059	$316,727,791	$343,612,197
2024	$312,357,099	$311,544,354	$344,963,245
2025	$312,177,169	$313,197,153	$346,290,678
2025	$319,014,479	$320,088,050	$347,470,432
2025	$328,370,798	$320,208,502	$348,762,743
2025	$318,834,550	$321,466,942	$350,014,689
2025	$318,834,550	$319,165,212	$351,312,985
2025	$322,433,134	$324,072,813	$352,577,969
2025	$325,688,105	$323,218,011	$353,889,488
2025	$333,322,875	$327,083,837	$355,211,074
2025	$334,998,800	$330,651,926	$356,474,759
2025	$337,233,366	$332,717,732	$357,749,439
2025	$353,433,975	$334,785,282	$358,935,179
2025	$359,708,127	$334,289,961	$360,128,156
2026	$365,205,850	$334,646,869	$361,292,785
2026	$374,237,822	$340,127,150	$362,333,259

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 5/1/2019 (commencement of operations)
Class VI	17.31%	4.56%	3.29%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.85%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.80%

Performance Inception Date			May 01, 2019
AssetsNet			$ 813,099,957
Holdings Count | Holding			1,503
Advisory Fees Paid, Amount			$ 5,230,184
InvestmentCompanyPortfolioTurnover	[54]		789.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$813,099,957
Number of Portfolio Holdings	1,503
Portfolio Turnover Rate	789%Footnote Reference*
Total Advisory Fees Paid, Net	$5,230,184
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	135.4
Debt Obligations	25.6
Short-Term Investments	18.2
Swap Contracts	2.5
Investment Funds	1.6
Preferred Stocks	0.6
Forward Currency Contracts	0.3
Rights/Warrants	0.1
Purchased Options	0.0
Futures Contracts	(0.8)
Written Options	(0.8)
Securities Sold Short	(86.4)
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	5.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.7
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	2.8
Warner Bros Discovery, Inc.	1.9
Hologic, Inc.	1.8
New Gold, Inc.	1.5
Northwestern Energy Group, Inc.	1.5
TXNM Energy, Inc.	1.4
JDE Peet's NV	1.3
Chart Industries, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213406
Shareholder Report [Line Items]
Fund Name			GMO Alternative Allocation Fund
Class Name			Class I
Trading Symbol			GAAGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$328	3.02%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.

Expenses Paid, Amount			$ 328
Expense Ratio, Percent	[55]		3.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class I shares of GMO Alternative Allocation Fund returned +16.93% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

The Fund had an excellent year as many of the underlying strategies enjoyed very strong returns, while crucially, none of the underlying strategies suffered from a particularly challenging year. The initiative undertaken towards the end of the last fiscal year to increase the overall level of exposures in the Fund, while also broadening the exposures to include more alpha sources, proved to be a considerable success for this fiscal year. The long-term aim of the changes is to improve both the level and consistency of returns.

Equity Dislocation, which is broadly 100% long cheap global value and 100% short expensive global growth, was the largest contributor to returns, which was an excellent result in an environment where MSCI ACWI Value only beat MSCI ACWI Growth by a modest 3%. Following a very solid year last year, Event-Driven had a strong return again, and was the second largest contributor. A long position in Emerging Market currencies versus the U.S. dollar, one of the new positions introduced to the Fund, was the third largest contributor.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$10,000	$10,000	$10,000
2019	$10,025	$9,922	$10,015
2019	$10,015	$9,951	$10,032
2019	$10,055	$9,946	$10,047
2019	$10,175	$9,939	$10,062
2020	$9,926	$10,131	$10,075
2020	$9,880	$10,313	$10,088
2020	$9,463	$10,252	$10,101
2020	$9,626	$10,435	$10,109
2020	$9,672	$10,483	$10,113
2020	$9,651	$10,549	$10,114
2020	$9,839	$10,707	$10,115
2020	$9,854	$10,620	$10,117
2020	$9,844	$10,615	$10,118
2020	$9,890	$10,567	$10,118
2020	$10,048	$10,671	$10,119
2020	$10,126	$10,686	$10,120
2021	$10,079	$10,609	$10,121
2021	$9,851	$10,456	$10,121
2021	$9,892	$10,325	$10,122
2021	$10,012	$10,407	$10,122
2021	$10,225	$10,441	$10,122
2021	$10,001	$10,514	$10,123
2021	$9,704	$10,632	$10,123
2021	$9,699	$10,611	$10,123
2021	$9,672	$10,520	$10,124
2021	$9,376	$10,517	$10,124
2021	$9,307	$10,548	$10,124
2021	$9,581	$10,521	$10,125
2022	$9,953	$10,294	$10,125
2022	$9,732	$10,179	$10,126
2022	$9,548	$9,896	$10,128
2022	$9,624	$9,521	$10,130
2022	$9,786	$9,582	$10,135
2022	$9,451	$9,432	$10,142
2022	$9,547	$9,662	$10,153
2022	$9,580	$9,389	$10,168
2022	$9,455	$8,984	$10,188
2022	$9,515	$8,867	$10,213
2022	$9,782	$9,193	$10,242
2022	$9,902	$9,152	$10,277
2023	$10,006	$9,434	$10,315
2023	$10,022	$9,190	$10,351
2023	$9,907	$9,423	$10,392
2023	$9,957	$9,480	$10,433
2023	$9,695	$9,377	$10,478
2023	$9,951	$9,344	$10,522
2023	$10,126	$9,337	$10,570
2023	$10,169	$9,277	$10,619
2023	$10,404	$9,042	$10,667
2023	$10,284	$8,899	$10,717
2023	$10,273	$9,302	$10,766
2023	$10,473	$9,658	$10,817
2024	$10,524	$9,631	$10,868
2024	$10,461	$9,495	$10,915
2024	$10,507	$9,583	$10,963
2024	$10,398	$9,341	$11,015
2024	$10,581	$9,499	$11,066
2024	$10,541	$9,589	$11,116
2024	$10,627	$9,813	$11,167
2024	$10,495	$9,954	$11,219
2024	$10,391	$10,088	$11,268
2024	$10,236	$9,837	$11,317
2024	$10,058	$9,941	$11,362
2024	$10,177	$9,779	$11,406
2025	$10,165	$9,831	$11,450
2025	$10,389	$10,047	$11,489
2025	$10,690	$10,051	$11,532
2025	$10,378	$10,090	$11,573
2025	$10,372	$10,018	$11,616
2025	$10,490	$10,172	$11,658
2025	$10,590	$10,145	$11,701
2025	$10,840	$10,266	$11,745
2025	$10,889	$10,378	$11,787
2025	$10,962	$10,443	$11,829
2025	$11,481	$10,508	$11,868
2025	$11,686	$10,493	$11,908
2026	$11,859	$10,504	$11,946
2026	$12,148	$10,676	$11,981

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 9/4/2019 (commencement of operations)
Class I	16.93%	4.28%	3.05%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.01%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.83%

Performance Inception Date			Sep. 04, 2019
AssetsNet			$ 813,099,957
Holdings Count | Holding			1,503
Advisory Fees Paid, Amount			$ 5,230,184
InvestmentCompanyPortfolioTurnover	[56]		789.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$813,099,957
Number of Portfolio Holdings	1,503
Portfolio Turnover Rate	789%Footnote Reference*
Total Advisory Fees Paid, Net	$5,230,184
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	135.4
Debt Obligations	25.6
Short-Term Investments	18.2
Swap Contracts	2.5
Investment Funds	1.6
Preferred Stocks	0.6
Forward Currency Contracts	0.3
Rights/Warrants	0.1
Purchased Options	0.0
Futures Contracts	(0.8)
Written Options	(0.8)
Securities Sold Short	(86.4)
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	5.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.7
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	2.8
Warner Bros Discovery, Inc.	1.9
Hologic, Inc.	1.8
New Gold, Inc.	1.5
Northwestern Energy Group, Inc.	1.5
TXNM Energy, Inc.	1.4
JDE Peet's NV	1.3
Chart Industries, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014927
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class III
Trading Symbol			GBMFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$76Footnote Reference1	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[57]		$ 76
Expense Ratio, Percent	[57]		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +30.55% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,426	$10,679	$10,009	$10,092	$10,144
2016	$10,529	$10,848	$10,050	$10,130	$10,171
2016	$10,465	$10,908	$10,072	$10,133	$10,112
2016	$10,516	$10,786	$10,093	$10,315	$10,278
2016	$10,748	$11,242	$10,089	$10,380	$10,311
2016	$10,803	$11,251	$10,109	$10,369	$10,258
2016	$10,888	$11,311	$10,139	$10,362	$10,337
2016	$10,816	$11,092	$10,175	$10,283	$10,324
2016	$10,654	$11,252	$10,195	$10,040	$10,173
2016	$10,763	$11,521	$10,224	$10,054	$10,184
2017	$10,992	$11,799	$10,271	$10,074	$10,260
2017	$11,166	$12,126	$10,284	$10,142	$10,285
2017	$11,269	$12,255	$10,254	$10,136	$10,292
2017	$11,378	$12,437	$10,271	$10,214	$10,337
2017	$11,525	$12,700	$10,258	$10,293	$10,332
2017	$11,581	$12,749	$10,256	$10,283	$10,250
2017	$11,759	$13,054	$10,267	$10,327	$10,302
2017	$11,855	$13,072	$10,308	$10,420	$10,373
2017	$11,842	$13,366	$10,365	$10,370	$10,322
2017	$12,024	$13,618	$10,376	$10,376	$10,339
2017	$12,007	$13,913	$10,416	$10,363	$10,328
2017	$12,167	$14,102	$10,431	$10,410	$10,377
2018	$12,588	$14,846	$10,485	$10,290	$10,299
2018	$12,313	$14,231	$10,501	$10,193	$10,252
2018	$12,260	$13,912	$10,495	$10,258	$10,336
2018	$12,198	$14,081	$10,518	$10,182	$10,322
2018	$12,140	$14,169	$10,540	$10,254	$10,370
2018	$11,976	$14,162	$10,553	$10,242	$10,399
2018	$12,140	$14,605	$10,571	$10,244	$10,359
2018	$12,002	$14,785	$10,595	$10,310	$10,429
2018	$12,033	$14,868	$10,601	$10,244	$10,356
2018	$11,598	$13,776	$10,636	$10,163	$10,276
2018	$11,696	$13,933	$10,638	$10,224	$10,309
2018	$11,515	$12,873	$10,632	$10,411	$10,351
2019	$12,086	$13,875	$10,630	$10,522	$10,467
2019	$12,122	$14,292	$10,648	$10,516	$10,477
2019	$12,150	$14,480	$10,692	$10,718	$10,617
2019	$12,325	$14,993	$10,726	$10,721	$10,663
2019	$11,989	$14,128	$10,734	$10,911	$10,779
2019	$12,343	$15,059	$10,740	$11,048	$10,886
2019	$12,235	$15,134	$10,776	$11,072	$10,902
2019	$11,996	$14,824	$10,782	$11,359	$11,042
2019	$12,194	$15,139	$10,785	$11,299	$10,951
2019	$12,387	$15,525	$10,823	$11,333	$10,982
2019	$12,461	$15,957	$10,851	$11,327	$10,984
2019	$12,854	$16,435	$10,875	$11,319	$11,060
2020	$12,535	$16,335	$10,888	$11,537	$11,204
2020	$12,136	$14,954	$10,898	$11,744	$11,301
2020	$10,791	$12,975	$10,852	$11,675	$11,094
2020	$11,537	$14,393	$10,765	$11,883	$11,320
2020	$11,485	$15,088	$10,760	$11,938	$11,390
2020	$11,637	$15,487	$10,821	$12,013	$11,511
2020	$11,994	$16,228	$10,884	$12,193	$11,676
2020	$11,994	$17,312	$10,924	$12,094	$11,841
2020	$11,903	$16,715	$10,947	$12,088	$11,800
2020	$11,903	$16,202	$10,952	$12,034	$11,751
2020	$12,300	$18,274	$10,972	$12,152	$11,841
2020	$12,534	$19,049	$11,013	$12,169	$11,988
2021	$12,628	$18,859	$11,032	$12,081	$12,063
2021	$12,815	$19,343	$11,071	$11,907	$11,976
2021	$13,161	$19,986	$11,139	$11,758	$11,995
2021	$13,180	$20,916	$11,225	$11,851	$12,148
2021	$13,516	$21,243	$11,298	$11,890	$12,261
2021	$13,235	$21,534	$11,400	$11,973	$12,271
2021	$12,983	$21,920	$11,454	$12,107	$12,554
2021	$13,022	$22,465	$11,485	$12,084	$12,530
2021	$12,968	$21,533	$11,533	$11,980	$12,478
2021	$12,776	$22,752	$11,641	$11,976	$12,579
2021	$12,514	$22,254	$11,732	$12,012	$12,609
2021	$12,905	$23,205	$11,787	$11,981	$12,670
2022	$13,254	$21,977	$11,861	$11,723	$12,516
2022	$12,926	$21,421	$11,955	$11,592	$12,638
2022	$12,648	$22,009	$12,103	$11,270	$12,449
2022	$12,592	$20,181	$12,144	$10,842	$12,333
2022	$12,830	$20,196	$12,262	$10,912	$12,327
2022	$12,167	$18,446	$12,424	$10,741	$12,023
2022	$12,283	$19,911	$12,422	$11,003	$12,456
2022	$12,187	$19,079	$12,436	$10,693	$12,159
2022	$11,692	$17,305	$12,484	$10,231	$11,549
2022	$11,914	$18,548	$12,539	$10,098	$11,676
2022	$12,688	$19,837	$12,551	$10,469	$11,819
2022	$12,614	$18,995	$12,541	$10,422	$11,739
2023	$13,167	$20,339	$12,643	$10,743	$11,897
2023	$12,990	$19,850	$12,690	$10,465	$11,755
2023	$12,943	$20,463	$12,697	$10,731	$12,085
2023	$13,126	$20,822	$12,743	$10,796	$12,108
2023	$12,740	$20,614	$12,759	$10,678	$11,971
2023	$13,235	$21,861	$12,782	$10,640	$11,913
2023	$13,671	$22,595	$12,803	$10,633	$11,967
2023	$13,462	$22,056	$12,884	$10,565	$11,914
2023	$13,473	$21,104	$12,935	$10,296	$11,793
2023	$13,153	$20,492	$12,941	$10,134	$11,779
2023	$13,692	$22,413	$12,954	$10,593	$12,003
2023	$14,305	$23,513	$12,993	$10,998	$12,252
2024	$14,272	$23,796	$13,028	$10,968	$12,297
2024	$14,349	$24,804	$13,086	$10,813	$12,186
2024	$14,741	$25,594	$13,135	$10,913	$12,284
2024	$14,570	$24,651	$13,176	$10,637	$12,158
2024	$15,016	$25,751	$13,177	$10,818	$12,327
2024	$14,801	$26,275	$13,170	$10,920	$12,421
2024	$15,193	$26,738	$13,190	$11,175	$12,606
2024	$15,282	$27,445	$13,215	$11,336	$12,693
2024	$15,342	$27,948	$13,238	$11,488	$12,856
2024	$14,823	$27,393	$13,271	$11,203	$12,686
2024	$14,806	$28,650	$13,312	$11,321	$12,743
2024	$14,915	$27,904	$13,365	$11,136	$12,631
2025	$15,124	$28,888	$13,424	$11,195	$12,783
2025	$15,385	$28,680	$13,452	$11,441	$13,004
2025	$15,617	$27,403	$13,446	$11,446	$13,137
2025	$15,629	$27,647	$13,475	$11,491	$13,216
2025	$15,867	$29,283	$13,486	$11,408	$13,163
2025	$16,273	$30,547	$13,525	$11,584	$13,272
2025	$16,375	$30,940	$13,552	$11,553	$13,308
2025	$17,037	$31,747	$13,603	$11,691	$13,535
2025	$17,258	$32,768	$13,646	$11,819	$13,533
2025	$17,479	$33,424	$13,646	$11,893	$13,554
2025	$17,967	$33,519	$13,674	$11,967	$13,600
2025	$18,327	$33,789	$13,716	$11,949	$13,575
2026	$19,106	$34,546	$13,739	$11,962	$13,637
2026	$20,085	$34,799	$13,776	$12,158	$13,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	30.55%	9.40%	7.22%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

AssetsNet			$ 2,587,119,664
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 12,242,611
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000109350
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class IV
Trading Symbol			GBMBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$71Footnote Reference1	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[58]		$ 71
Expense Ratio, Percent	[58]		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class IV shares of GMO Benchmark-Free Allocation Fund returned +30.62% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$125,000,000	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2016	$130,328,218	$133,482,384	$125,112,008	$126,146,875	$126,800,397
2016	$131,606,991	$135,594,538	$125,622,089	$126,631,079	$127,136,436
2016	$130,807,758	$136,356,121	$125,895,535	$126,663,560	$126,405,438
2016	$131,447,144	$134,828,194	$126,167,404	$128,939,431	$128,468,788
2016	$134,369,533	$140,524,475	$126,115,344	$129,754,611	$128,881,373
2016	$135,062,434	$140,641,265	$126,366,178	$129,606,234	$128,228,899
2016	$136,128,436	$141,388,341	$126,732,700	$129,530,302	$129,206,639
2016	$135,222,335	$138,652,067	$127,185,464	$128,539,537	$129,053,477
2016	$133,196,931	$140,645,748	$127,440,505	$125,499,100	$127,162,055
2016	$134,600,182	$144,011,174	$127,800,191	$125,676,101	$127,301,828
2017	$137,470,931	$147,486,905	$128,392,307	$125,922,696	$128,245,842
2017	$139,637,533	$151,578,698	$128,549,012	$126,769,025	$128,559,552
2017	$140,937,495	$153,193,300	$128,178,808	$126,702,546	$128,643,803
2017	$142,291,621	$155,461,614	$128,392,307	$127,680,314	$129,217,020
2017	$144,133,233	$158,750,325	$128,228,239	$128,663,087	$129,153,121
2017	$144,891,544	$159,361,117	$128,198,791	$128,533,593	$128,129,326
2017	$147,101,871	$163,175,016	$128,334,462	$129,086,695	$128,774,327
2017	$148,295,615	$163,404,795	$128,850,854	$130,244,572	$129,662,429
2017	$148,132,832	$167,072,290	$129,557,081	$129,624,233	$129,031,089
2017	$150,411,799	$170,229,701	$129,696,959	$129,699,326	$129,240,476
2017	$150,194,754	$173,918,159	$130,198,101	$129,532,844	$129,099,598
2017	$152,191,282	$176,270,139	$130,393,194	$130,127,341	$129,714,495
2018	$157,519,642	$185,577,239	$131,067,343	$128,628,683	$128,738,215
2018	$154,022,905	$177,889,241	$131,264,014	$127,409,353	$128,150,529
2018	$153,412,364	$173,900,987	$131,181,455	$128,226,428	$129,198,759
2018	$152,635,312	$176,011,489	$131,471,202	$127,272,748	$129,025,892
2018	$151,913,763	$177,114,453	$131,745,700	$128,181,074	$129,624,155
2018	$149,860,124	$177,029,968	$131,915,026	$128,023,418	$129,992,799
2018	$151,886,900	$182,559,241	$132,140,619	$128,053,865	$129,487,355
2018	$150,219,646	$184,818,018	$132,435,099	$128,877,831	$130,358,629
2018	$150,608,672	$185,847,110	$132,512,926	$128,047,918	$129,452,205
2018	$145,162,306	$172,200,749	$132,950,965	$127,036,030	$128,448,777
2018	$146,440,535	$174,156,934	$132,976,732	$127,794,381	$128,861,552
2018	$144,175,429	$160,914,391	$132,901,534	$130,142,131	$129,385,854
2019	$151,315,107	$173,434,462	$132,869,983	$131,524,169	$130,835,400
2019	$151,718,153	$178,649,607	$133,101,360	$131,447,956	$130,963,719
2019	$152,063,621	$180,996,075	$133,645,623	$133,972,009	$132,706,792
2019	$154,309,165	$187,414,071	$134,071,567	$134,006,306	$133,281,629
2019	$150,105,968	$176,600,118	$134,175,161	$136,385,127	$134,732,002
2019	$154,539,477	$188,237,165	$134,254,040	$138,097,875	$136,069,326
2019	$153,221,995	$189,169,569	$134,704,174	$138,401,634	$136,278,119
2019	$150,224,424	$185,300,193	$134,777,268	$141,987,854	$138,028,644
2019	$152,703,185	$189,243,561	$134,807,768	$141,231,637	$136,890,923
2019	$155,124,300	$194,059,333	$135,287,875	$141,657,040	$137,274,084
2019	$156,046,630	$199,463,917	$135,637,571	$141,584,915	$137,295,599
2019	$160,961,856	$205,439,505	$135,934,680	$141,486,231	$138,254,537
2020	$156,972,051	$204,189,065	$136,102,429	$144,209,069	$140,046,980
2020	$152,029,456	$186,929,934	$136,223,376	$146,804,625	$141,258,445
2020	$135,176,994	$162,191,115	$135,646,510	$145,940,707	$138,679,500
2020	$144,526,239	$179,909,562	$134,567,977	$148,534,973	$141,495,915
2020	$143,811,647	$188,600,663	$134,497,512	$149,226,537	$142,374,456
2020	$145,776,775	$193,589,348	$135,257,902	$150,166,543	$143,890,311
2020	$150,267,810	$202,850,925	$136,051,421	$152,409,582	$145,948,732
2020	$150,267,810	$216,404,282	$136,555,192	$151,179,355	$148,017,500
2020	$149,128,054	$208,938,522	$136,832,845	$151,096,479	$147,498,318
2020	$149,128,054	$202,529,329	$136,893,844	$150,421,800	$146,888,480
2020	$154,106,988	$228,425,037	$137,152,566	$151,897,775	$148,015,518
2020	$157,092,754	$238,109,507	$137,656,337	$152,107,086	$149,854,748
2021	$158,267,858	$235,743,015	$137,896,128	$151,016,496	$150,781,568
2021	$160,556,217	$241,783,780	$138,385,176	$148,835,742	$149,695,919
2021	$164,947,392	$249,828,437	$139,243,375	$146,977,283	$149,940,163
2021	$165,194,782	$261,455,481	$140,315,599	$148,138,388	$151,850,401
2021	$169,400,415	$265,541,149	$141,219,548	$148,622,377	$153,265,381
2021	$165,875,105	$269,174,950	$142,497,381	$149,666,594	$153,392,850
2021	$162,720,880	$273,996,636	$143,172,582	$151,340,029	$156,920,917
2021	$163,215,661	$280,815,962	$143,565,398	$151,051,882	$156,628,734
2021	$162,535,338	$269,156,334	$144,157,513	$149,744,094	$155,974,279
2021	$160,123,284	$284,401,485	$145,517,381	$149,702,798	$157,239,446
2021	$156,907,212	$278,169,406	$146,651,129	$150,145,705	$157,616,082
2021	$161,796,052	$290,058,419	$147,341,054	$149,761,516	$158,374,191
2022	$166,170,632	$274,711,165	$148,256,572	$146,535,034	$156,452,730
2022	$162,049,651	$267,763,385	$149,439,226	$144,900,252	$157,969,882
2022	$158,562,667	$275,111,713	$151,293,399	$140,874,658	$155,610,788
2022	$157,865,270	$252,257,263	$151,795,593	$135,528,741	$154,156,655
2022	$160,845,057	$252,448,312	$153,273,778	$136,402,585	$154,090,030
2022	$152,603,095	$230,580,735	$155,300,433	$134,262,692	$150,284,698
2022	$154,061,288	$248,887,994	$155,270,459	$137,543,352	$155,698,645
2022	$152,856,693	$238,482,533	$155,453,983	$133,656,846	$151,985,067
2022	$146,643,522	$216,313,221	$156,053,987	$127,882,011	$144,368,662
2022	$149,433,109	$231,847,306	$156,738,127	$126,225,638	$145,947,978
2022	$159,196,664	$247,967,748	$156,889,048	$130,867,673	$147,742,319
2022	$158,231,415	$237,437,227	$156,764,420	$130,277,355	$146,743,107
2023	$165,170,815	$254,237,351	$158,039,099	$134,285,215	$148,707,431
2023	$162,944,970	$248,125,864	$158,623,852	$130,813,217	$146,943,002
2023	$162,355,776	$255,792,876	$158,707,989	$134,136,199	$151,059,222
2023	$164,647,087	$260,276,820	$159,291,691	$134,949,159	$151,351,794
2023	$159,868,066	$257,678,368	$159,489,413	$133,479,741	$149,634,452
2023	$166,021,874	$273,262,185	$159,777,058	$133,003,669	$148,910,022
2023	$171,516,451	$282,441,816	$160,043,667	$132,910,957	$149,589,309
2023	$168,889,859	$275,695,489	$161,053,839	$132,062,012	$148,925,154
2023	$169,086,853	$263,802,432	$161,691,179	$128,706,087	$147,413,835
2023	$165,015,636	$256,147,983	$161,763,747	$126,674,955	$147,234,736
2023	$171,779,110	$280,162,388	$161,920,453	$132,411,592	$150,035,236
2023	$179,549,763	$293,916,749	$162,411,078	$137,480,176	$153,147,504
2024	$179,134,299	$297,443,892	$162,850,169	$137,102,635	$153,713,251
2024	$180,172,959	$310,054,819	$163,570,067	$135,165,616	$152,330,009
2024	$185,089,285	$319,927,174	$164,188,476	$136,413,724	$153,547,804
2024	$182,942,720	$308,131,386	$164,702,239	$132,968,118	$151,978,213
2024	$188,620,730	$321,890,064	$164,711,704	$135,222,361	$154,084,499
2024	$185,850,969	$328,439,851	$164,619,153	$136,502,550	$155,260,209
2024	$190,808,633	$334,227,757	$164,874,194	$139,690,842	$157,569,324
2024	$191,918,792	$343,061,562	$165,182,872	$141,698,183	$158,658,231
2024	$192,682,027	$349,344,369	$165,479,982	$143,595,429	$160,696,832
2024	$186,159,841	$342,414,453	$165,883,840	$140,034,428	$158,575,828
2024	$186,021,071	$358,126,681	$166,402,862	$141,514,980	$159,290,599
2024	$187,383,806	$348,793,695	$167,057,028	$139,199,004	$157,884,384
2025	$190,006,596	$361,102,132	$167,793,755	$139,937,480	$159,789,036
2025	$193,285,084	$358,503,204	$168,156,070	$143,016,354	$162,553,450
2025	$196,272,151	$342,542,445	$168,071,933	$143,070,173	$164,207,458
2025	$196,345,006	$345,586,640	$168,443,189	$143,632,448	$165,201,180
2025	$199,332,073	$366,042,557	$168,579,386	$142,604,028	$164,538,766
2025	$204,431,944	$381,838,397	$169,063,174	$144,796,759	$165,897,443
2025	$205,754,720	$386,753,668	$169,395,516	$144,414,831	$166,349,733
2025	$214,148,404	$396,842,307	$170,043,373	$146,142,094	$169,190,152
2025	$216,848,980	$409,599,153	$170,571,334	$147,736,328	$169,159,468
2025	$219,622,545	$417,801,520	$170,571,334	$148,659,336	$169,420,315
2025	$225,826,571	$418,981,696	$170,919,977	$149,583,124	$170,001,989
2025	$230,374,092	$422,368,494	$171,445,309	$149,361,813	$169,681,574
2026	$240,172,397	$431,820,699	$171,738,737	$149,521,281	$170,462,905
2026	$252,477,245	$434,983,818	$172,197,285	$151,969,887	$171,967,472

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class IV†	30.62%	9.48%	7.28%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

AssetsNet			$ 2,587,119,664
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 12,242,611
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213373
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class R6
Trading Symbol			GBMSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77Footnote Reference1	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[59]		$ 77
Expense Ratio, Percent	[59]		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class R6 shares of GMO Benchmark-Free Allocation Fund returned +30.59% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2020	$10,000	$10,000	$10,000	$10,000	$10,000
2020	$10,084	$10,734	$9,995	$10,058	$10,086
2020	$10,221	$11,018	$10,052	$10,122	$10,194
2020	$10,533	$11,545	$10,111	$10,273	$10,339
2020	$10,533	$12,316	$10,148	$10,190	$10,486
2020	$10,453	$11,891	$10,169	$10,184	$10,449
2020	$10,453	$11,526	$10,173	$10,139	$10,406
2020	$10,803	$13,000	$10,192	$10,238	$10,486
2020	$11,012	$13,551	$10,230	$10,252	$10,616
2021	$11,095	$13,417	$10,248	$10,179	$10,682
2021	$11,255	$13,760	$10,284	$10,032	$10,605
2021	$11,559	$14,218	$10,348	$9,907	$10,622
2021	$11,576	$14,880	$10,427	$9,985	$10,758
2021	$11,871	$15,112	$10,495	$10,018	$10,858
2021	$11,624	$15,319	$10,590	$10,088	$10,867
2021	$11,403	$15,594	$10,640	$10,201	$11,117
2021	$11,437	$15,982	$10,669	$10,181	$11,096
2021	$11,390	$15,318	$10,713	$10,093	$11,050
2021	$11,220	$16,186	$10,814	$10,090	$11,139
2021	$10,995	$15,831	$10,898	$10,120	$11,166
2021	$11,334	$16,508	$10,949	$10,094	$11,220
2022	$11,645	$15,634	$11,018	$9,877	$11,084
2022	$11,352	$15,239	$11,105	$9,767	$11,191
2022	$11,108	$15,657	$11,243	$9,495	$11,024
2022	$11,059	$14,356	$11,281	$9,135	$10,921
2022	$11,268	$14,367	$11,390	$9,194	$10,916
2022	$10,685	$13,123	$11,541	$9,050	$10,647
2022	$10,788	$14,165	$11,539	$9,271	$11,030
2022	$10,703	$13,573	$11,552	$9,009	$10,767
2022	$10,272	$12,311	$11,597	$8,620	$10,228
2022	$10,463	$13,195	$11,648	$8,508	$10,339
2022	$11,148	$14,112	$11,659	$8,821	$10,467
2022	$11,080	$13,513	$11,650	$8,781	$10,396
2023	$11,566	$14,469	$11,744	$9,051	$10,535
2023	$11,410	$14,121	$11,788	$8,817	$10,410
2023	$11,369	$14,558	$11,794	$9,041	$10,702
2023	$11,529	$14,813	$11,838	$9,096	$10,722
2023	$11,190	$14,665	$11,852	$8,997	$10,601
2023	$11,625	$15,552	$11,874	$8,965	$10,549
2023	$12,009	$16,074	$11,893	$8,959	$10,597
2023	$11,820	$15,690	$11,969	$8,901	$10,550
2023	$11,834	$15,014	$12,016	$8,675	$10,443
2023	$11,554	$14,578	$12,021	$8,538	$10,431
2023	$12,023	$15,945	$12,033	$8,925	$10,629
2023	$12,564	$16,727	$12,069	$9,267	$10,849
2024	$12,535	$16,928	$12,102	$9,241	$10,890
2024	$12,608	$17,646	$12,156	$9,111	$10,792
2024	$12,947	$18,208	$12,201	$9,195	$10,878
2024	$12,797	$17,536	$12,240	$8,962	$10,767
2024	$13,195	$18,319	$12,240	$9,114	$10,916
2024	$13,000	$18,692	$12,233	$9,201	$10,999
2024	$13,346	$19,022	$12,252	$9,416	$11,163
2024	$13,424	$19,524	$12,275	$9,551	$11,240
2024	$13,477	$19,882	$12,297	$9,679	$11,384
2024	$13,020	$19,487	$12,327	$9,439	$11,234
2024	$13,011	$20,382	$12,366	$9,539	$11,285
2024	$13,103	$19,851	$12,415	$9,382	$11,185
2025	$13,287	$20,551	$12,469	$9,432	$11,320
2025	$13,517	$20,403	$12,496	$9,640	$11,516
2025	$13,721	$19,495	$12,490	$9,643	$11,633
2025	$13,731	$19,668	$12,518	$9,681	$11,703
2025	$13,940	$20,832	$12,528	$9,612	$11,656
2025	$14,292	$21,731	$12,564	$9,760	$11,753
2025	$14,388	$22,011	$12,588	$9,734	$11,785
2025	$14,971	$22,585	$12,637	$9,850	$11,986
2025	$15,160	$23,311	$12,676	$9,958	$11,984
2025	$15,354	$23,778	$12,676	$10,020	$12,002
2025	$15,783	$23,845	$12,702	$10,082	$12,043
2025	$16,103	$24,038	$12,741	$10,067	$12,021
2026	$16,789	$24,576	$12,763	$10,078	$12,076
2026	$17,651	$24,756	$12,797	$10,243	$12,183

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 5/1/2020 (commencement of operations)
Class R6†	30.59%	9.42%	10.24%
MSCI World Index	21.33%	12.46%	16.83%
Consumer Price Index	2.40%	4.47%	4.32%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	0.41%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.45%

Performance Inception Date			May 01, 2020
AssetsNet			$ 2,587,119,664
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 12,242,611
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213372
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Allocation Fund
Class Name			Class I
Trading Symbol			GBMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90Footnote Reference1	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[60]		$ 90
Expense Ratio, Percent	[60]		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class I shares of GMO Benchmark-Free Allocation Fund returned +30.42% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2019	$10,000	$10,000	$10,000	$10,000	$10,000
2019	$9,935	$9,975	$10,004	$10,118	$10,036
2019	$10,099	$10,187	$10,006	$10,064	$9,953
2019	$10,259	$10,446	$10,042	$10,094	$9,981
2019	$10,316	$10,737	$10,068	$10,089	$9,982
2019	$10,642	$11,059	$10,090	$10,082	$10,052
2020	$10,374	$10,991	$10,102	$10,276	$10,183
2020	$10,048	$10,062	$10,111	$10,461	$10,271
2020	$8,930	$8,731	$10,068	$10,399	$10,083
2020	$9,548	$9,685	$9,988	$10,584	$10,288
2020	$9,504	$10,152	$9,983	$10,633	$10,352
2020	$9,630	$10,421	$10,040	$10,700	$10,462
2020	$9,925	$10,919	$10,099	$10,860	$10,612
2020	$9,921	$11,649	$10,136	$10,773	$10,762
2020	$9,850	$11,247	$10,157	$10,767	$10,724
2020	$9,846	$10,902	$10,161	$10,719	$10,680
2020	$10,175	$12,296	$10,180	$10,824	$10,762
2020	$10,369	$12,817	$10,218	$10,839	$10,896
2021	$10,447	$12,690	$10,235	$10,761	$10,963
2021	$10,598	$13,015	$10,272	$10,606	$10,884
2021	$10,884	$13,448	$10,335	$10,473	$10,902
2021	$10,900	$14,074	$10,415	$10,556	$11,041
2021	$11,174	$14,294	$10,482	$10,590	$11,144
2021	$10,941	$14,490	$10,577	$10,665	$11,153
2021	$10,732	$14,749	$10,627	$10,784	$11,409
2021	$10,765	$15,116	$10,656	$10,763	$11,388
2021	$10,716	$14,489	$10,700	$10,670	$11,341
2021	$10,557	$15,309	$10,801	$10,667	$11,433
2021	$10,345	$14,974	$10,885	$10,699	$11,460
2021	$10,662	$15,614	$10,937	$10,672	$11,515
2022	$10,955	$14,788	$11,004	$10,442	$11,375
2022	$10,679	$14,414	$11,092	$10,325	$11,486
2022	$10,449	$14,809	$11,230	$10,038	$11,314
2022	$10,403	$13,579	$11,267	$9,657	$11,208
2022	$10,595	$13,589	$11,377	$9,720	$11,204
2022	$10,051	$12,412	$11,527	$9,567	$10,927
2022	$10,143	$13,398	$11,525	$9,801	$11,321
2022	$10,064	$12,837	$11,539	$9,524	$11,051
2022	$9,654	$11,644	$11,583	$9,112	$10,497
2022	$9,834	$12,480	$11,634	$8,994	$10,612
2022	$10,478	$13,348	$11,645	$9,325	$10,742
2022	$10,414	$12,781	$11,636	$9,283	$10,669
2023	$10,871	$13,686	$11,731	$9,569	$10,812
2023	$10,720	$13,357	$11,774	$9,321	$10,684
2023	$10,681	$13,769	$11,780	$9,558	$10,983
2023	$10,832	$14,011	$11,824	$9,616	$11,004
2023	$10,513	$13,871	$11,838	$9,511	$10,880
2023	$10,918	$14,710	$11,860	$9,477	$10,827
2023	$11,279	$15,204	$11,879	$9,471	$10,876
2023	$11,106	$14,841	$11,954	$9,410	$10,828
2023	$11,115	$14,200	$12,002	$9,171	$10,718
2023	$10,847	$13,788	$12,007	$9,026	$10,705
2023	$11,292	$15,081	$12,019	$9,435	$10,909
2023	$11,797	$15,822	$12,055	$9,796	$11,135
2024	$11,769	$16,011	$12,088	$9,770	$11,176
2024	$11,838	$16,690	$12,141	$9,631	$11,076
2024	$12,156	$17,222	$12,187	$9,720	$11,164
2024	$12,011	$16,587	$12,225	$9,475	$11,050
2024	$12,384	$17,327	$12,226	$9,636	$11,203
2024	$12,202	$17,680	$12,219	$9,727	$11,289
2024	$12,523	$17,991	$12,238	$9,954	$11,457
2024	$12,596	$18,467	$12,261	$10,097	$11,536
2024	$12,646	$18,805	$12,283	$10,232	$11,684
2024	$12,218	$18,432	$12,313	$9,978	$11,530
2024	$12,204	$19,278	$12,351	$10,084	$11,582
2024	$12,287	$18,776	$12,400	$9,919	$11,479
2025	$12,464	$19,438	$12,455	$9,972	$11,618
2025	$12,675	$19,298	$12,482	$10,191	$11,819
2025	$12,867	$18,439	$12,475	$10,195	$11,939
2025	$12,871	$18,603	$12,503	$10,235	$12,011
2025	$13,068	$19,704	$12,513	$10,162	$11,963
2025	$13,398	$20,554	$12,549	$10,318	$12,062
2025	$13,488	$20,819	$12,574	$10,291	$12,095
2025	$14,029	$21,362	$12,622	$10,414	$12,301
2025	$14,207	$22,049	$12,661	$10,527	$12,299
2025	$14,389	$22,490	$12,661	$10,593	$12,318
2025	$14,791	$22,554	$12,687	$10,659	$12,360
2025	$15,085	$22,736	$12,726	$10,643	$12,337
2026	$15,728	$23,245	$12,747	$10,654	$12,394
2026	$16,531	$23,415	$12,781	$10,829	$12,503

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 8/8/2019 (commencement of operations)
Class I†	30.42%	9.30%	7.96%
MSCI World Index	21.33%	12.46%	13.85%
Consumer Price Index	2.40%	4.47%	3.81%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.22%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.46%

Performance Inception Date			Aug. 08, 2019
AssetsNet			$ 2,587,119,664
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 12,242,611
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000102896
Shareholder Report [Line Items]
Fund Name			GMO Benchmark-Free Fund
Class Name			Class III
Trading Symbol			GBFFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$32Footnote Reference1	0.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.25%.

Expenses Paid, Amount	[61]		$ 32
Expense Ratio, Percent	[61],[62]		0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +31.15% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 21.3%, emerging equities as measured by the MSCI Emerging Markets Index were up 50.0%, and bonds as measured by the Bloomberg U.S. Aggregate Index were up 6.3%.

The Fund had an average equity exposure of about 49%, and this outperformed MSCI ACWI, returning 51.2%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives, and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,529	$10,679	$10,009	$10,092	$10,144
2016	$10,635	$10,848	$10,050	$10,130	$10,171
2016	$10,600	$10,908	$10,072	$10,133	$10,112
2016	$10,671	$10,786	$10,093	$10,315	$10,278
2016	$10,956	$11,242	$10,089	$10,380	$10,311
2016	$11,039	$11,251	$10,109	$10,369	$10,258
2016	$11,128	$11,311	$10,139	$10,362	$10,337
2016	$11,033	$11,092	$10,175	$10,283	$10,324
2016	$10,856	$11,252	$10,195	$10,040	$10,173
2016	$10,975	$11,521	$10,224	$10,054	$10,184
2017	$11,253	$11,799	$10,271	$10,074	$10,260
2017	$11,452	$12,126	$10,284	$10,142	$10,285
2017	$11,597	$12,255	$10,254	$10,136	$10,292
2017	$11,742	$12,437	$10,271	$10,214	$10,337
2017	$11,942	$12,700	$10,258	$10,293	$10,332
2017	$12,026	$12,749	$10,256	$10,283	$10,250
2017	$12,262	$13,054	$10,267	$10,327	$10,302
2017	$12,414	$13,072	$10,308	$10,420	$10,373
2017	$12,383	$13,366	$10,365	$10,370	$10,322
2017	$12,614	$13,618	$10,376	$10,376	$10,339
2017	$12,620	$13,913	$10,416	$10,363	$10,328
2017	$12,847	$14,102	$10,431	$10,410	$10,377
2018	$13,357	$14,846	$10,485	$10,290	$10,299
2018	$13,008	$14,231	$10,501	$10,193	$10,252
2018	$12,940	$13,912	$10,495	$10,258	$10,336
2018	$12,840	$14,081	$10,518	$10,182	$10,322
2018	$12,760	$14,169	$10,540	$10,254	$10,370
2018	$12,523	$14,162	$10,553	$10,242	$10,399
2018	$12,724	$14,605	$10,571	$10,244	$10,359
2018	$12,556	$14,785	$10,595	$10,310	$10,429
2018	$12,581	$14,868	$10,601	$10,244	$10,356
2018	$12,031	$13,776	$10,636	$10,163	$10,276
2018	$12,162	$13,933	$10,638	$10,224	$10,309
2018	$11,927	$12,873	$10,632	$10,411	$10,351
2019	$12,605	$13,875	$10,630	$10,522	$10,467
2019	$12,644	$14,292	$10,648	$10,516	$10,477
2019	$12,683	$14,480	$10,692	$10,718	$10,617
2019	$12,890	$14,993	$10,726	$10,721	$10,663
2019	$12,502	$14,128	$10,734	$10,911	$10,779
2019	$12,935	$15,059	$10,740	$11,048	$10,886
2019	$12,814	$15,134	$10,776	$11,072	$10,902
2019	$12,534	$14,824	$10,782	$11,359	$11,042
2019	$12,769	$15,139	$10,785	$11,299	$10,951
2019	$13,029	$15,525	$10,823	$11,333	$10,982
2019	$13,094	$15,957	$10,851	$11,327	$10,984
2019	$13,570	$16,435	$10,875	$11,319	$11,060
2020	$13,187	$16,335	$10,888	$11,537	$11,204
2020	$12,696	$14,954	$10,898	$11,744	$11,301
2020	$11,089	$12,975	$10,852	$11,675	$11,094
2020	$11,997	$14,393	$10,765	$11,883	$11,320
2020	$11,923	$15,088	$10,760	$11,938	$11,390
2020	$12,131	$15,487	$10,821	$12,013	$11,511
2020	$12,504	$16,228	$10,884	$12,193	$11,676
2020	$12,470	$17,312	$10,924	$12,094	$11,841
2020	$12,389	$16,715	$10,947	$12,088	$11,800
2020	$12,383	$16,202	$10,952	$12,034	$11,751
2020	$12,828	$18,274	$10,972	$12,152	$11,841
2020	$13,115	$19,049	$11,013	$12,169	$11,988
2021	$13,261	$18,859	$11,032	$12,081	$12,063
2021	$13,539	$19,343	$11,071	$11,907	$11,976
2021	$13,949	$19,986	$11,139	$11,758	$11,995
2021	$13,928	$20,916	$11,225	$11,851	$12,148
2021	$14,310	$21,243	$11,298	$11,890	$12,261
2021	$13,991	$21,534	$11,400	$11,973	$12,271
2021	$13,745	$21,920	$11,454	$12,107	$12,554
2021	$13,808	$22,465	$11,485	$12,084	$12,530
2021	$13,724	$21,533	$11,533	$11,980	$12,478
2021	$13,557	$22,752	$11,641	$11,976	$12,579
2021	$13,271	$22,254	$11,732	$12,012	$12,609
2021	$13,688	$23,205	$11,787	$11,981	$12,670
2022	$14,074	$21,977	$11,861	$11,723	$12,516
2022	$13,703	$21,421	$11,955	$11,592	$12,638
2022	$13,390	$22,009	$12,103	$11,270	$12,449
2022	$13,310	$20,181	$12,144	$10,842	$12,333
2022	$13,638	$20,196	$12,262	$10,912	$12,327
2022	$12,845	$18,446	$12,424	$10,741	$12,023
2022	$12,962	$19,911	$12,422	$11,003	$12,456
2022	$12,801	$19,079	$12,436	$10,693	$12,159
2022	$12,179	$17,305	$12,484	$10,231	$11,549
2022	$12,442	$18,548	$12,539	$10,098	$11,676
2022	$13,372	$19,837	$12,551	$10,469	$11,819
2022	$13,233	$18,995	$12,541	$10,422	$11,739
2023	$13,885	$20,339	$12,643	$10,743	$11,897
2023	$13,648	$19,850	$12,690	$10,465	$11,755
2023	$13,632	$20,463	$12,697	$10,731	$12,085
2023	$13,870	$20,822	$12,743	$10,796	$12,108
2023	$13,456	$20,614	$12,759	$10,678	$11,971
2023	$14,016	$21,861	$12,782	$10,640	$11,913
2023	$14,525	$22,595	$12,803	$10,633	$11,967
2023	$14,255	$22,056	$12,884	$10,565	$11,914
2023	$14,193	$21,104	$12,935	$10,296	$11,793
2023	$13,814	$20,492	$12,941	$10,134	$11,779
2023	$14,525	$22,413	$12,954	$10,593	$12,003
2023	$15,246	$23,513	$12,993	$10,998	$12,252
2024	$15,238	$23,796	$13,028	$10,968	$12,297
2024	$15,360	$24,804	$13,086	$10,813	$12,186
2024	$15,887	$25,594	$13,135	$10,913	$12,284
2024	$15,717	$24,651	$13,176	$10,637	$12,158
2024	$16,252	$25,751	$13,177	$10,818	$12,327
2024	$15,976	$26,275	$13,170	$10,920	$12,421
2024	$16,503	$26,738	$13,190	$11,175	$12,606
2024	$16,643	$27,445	$13,215	$11,336	$12,693
2024	$16,767	$27,948	$13,238	$11,488	$12,856
2024	$16,132	$27,393	$13,271	$11,203	$12,686
2024	$16,156	$28,650	$13,312	$11,321	$12,743
2024	$15,951	$27,904	$13,365	$11,136	$12,631
2025	$16,270	$28,888	$13,424	$11,195	$12,783
2025	$16,553	$28,680	$13,452	$11,441	$13,004
2025	$16,820	$27,403	$13,446	$11,446	$13,137
2025	$16,820	$27,647	$13,475	$11,491	$13,216
2025	$17,086	$29,283	$13,486	$11,408	$13,163
2025	$17,534	$30,547	$13,525	$11,584	$13,272
2025	$17,656	$30,940	$13,552	$11,553	$13,308
2025	$18,366	$31,747	$13,603	$11,691	$13,535
2025	$18,609	$32,768	$13,646	$11,819	$13,533
2025	$18,851	$33,424	$13,646	$11,893	$13,554
2025	$19,397	$33,519	$13,674	$11,967	$13,600
2025	$19,792	$33,789	$13,716	$11,949	$13,575
2026	$20,651	$34,546	$13,739	$11,962	$13,637
2026	$21,709	$34,799	$13,776	$12,158	$13,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	31.15%	9.90%	8.06%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

AssetsNet			$ 1,295,442,351
Holdings Count | Holding			1,214
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[63]		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,295,442,351
Number of Portfolio Holdings	1,214
Portfolio Turnover Rate	106%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 116%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	59.4
Debt Obligations	17.5
Short-Term Investments	15.8
GMO Alternative Funds	12.6
GMO International Equity Funds	4.1
GMO Fixed Income Funds	2.8
Preferred Stocks	1.0
Futures Contracts	0.1
Forward Currency Contracts	0.1
GMO Implementation FundsFootnote Reference*	0.0
Rights/Warrants	0.0
Swap Contracts	(0.1)
Securities Sold Short	(13.5)
Other	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	6.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.4
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	4.3
GMO Resources Fund, Class VI	3.1
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	2.8
GMO Opportunistic Income Fund, Class VI	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5
GMO Climate Change Fund, Class III	1.1
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014933
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class III
Trading Symbol			GMWAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[64]		$ 1
Expense Ratio, Percent	[64]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Asset Allocation Fund returned +29.93% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2016	$10,000	$10,000	$10,000	$10,000
2016	$10,489	$10,092	$10,514	$10,741
2016	$10,565	$10,130	$10,629	$10,900
2016	$10,543	$10,133	$10,639	$10,913
2016	$10,587	$10,315	$10,664	$10,847
2016	$10,838	$10,380	$10,986	$11,315
2016	$10,903	$10,369	$11,005	$11,353
2016	$10,983	$10,362	$11,047	$11,422
2016	$10,893	$10,283	$10,896	$11,229
2016	$10,776	$10,040	$10,859	$11,314
2016	$10,897	$10,054	$11,017	$11,558
2017	$11,113	$10,074	$11,220	$11,874
2017	$11,321	$10,142	$11,451	$12,207
2017	$11,473	$10,136	$11,540	$12,357
2017	$11,610	$10,214	$11,688	$12,549
2017	$11,792	$10,293	$11,888	$12,826
2017	$11,826	$10,283	$11,919	$12,885
2017	$12,012	$10,327	$12,153	$13,245
2017	$12,138	$10,420	$12,222	$13,296
2017	$12,198	$10,370	$12,355	$13,552
2017	$12,436	$10,376	$12,524	$13,834
2017	$12,473	$10,363	$12,676	$14,102
2017	$12,611	$10,410	$12,829	$14,329
2018	$13,064	$10,290	$13,248	$15,137
2018	$12,683	$10,193	$12,842	$14,502
2018	$12,599	$10,258	$12,686	$14,181
2018	$12,519	$10,182	$12,738	$14,327
2018	$12,474	$10,254	$12,780	$14,345
2018	$12,283	$10,242	$12,730	$14,267
2018	$12,531	$10,244	$12,980	$14,697
2018	$12,451	$10,310	$13,076	$14,813
2018	$12,500	$10,244	$13,083	$14,877
2018	$11,908	$10,163	$12,410	$13,762
2018	$12,015	$10,224	$12,554	$13,964
2018	$11,695	$10,411	$12,060	$12,980
2019	$12,343	$10,522	$12,724	$14,005
2019	$12,434	$10,516	$12,942	$14,380
2019	$12,557	$10,718	$13,135	$14,560
2019	$12,758	$10,721	$13,424	$15,052
2019	$12,383	$10,911	$12,990	$14,159
2019	$12,892	$11,048	$13,600	$15,086
2019	$12,842	$11,072	$13,637	$15,130
2019	$12,652	$11,359	$13,550	$14,772
2019	$12,918	$11,299	$13,710	$15,082
2019	$13,204	$11,333	$13,968	$15,495
2019	$13,326	$11,327	$14,188	$15,873
2019	$13,764	$11,319	$14,509	$16,432
2020	$13,497	$11,537	$14,502	$16,251
2020	$12,947	$11,744	$13,832	$14,938
2020	$11,459	$11,675	$12,590	$12,922
2020	$12,227	$11,883	$13,545	$14,306
2020	$12,507	$11,938	$13,950	$14,928
2020	$12,782	$12,013	$14,271	$15,405
2020	$13,226	$12,193	$14,836	$16,220
2020	$13,453	$12,094	$15,384	$17,212
2020	$13,263	$12,088	$15,059	$16,657
2020	$13,139	$12,034	$14,797	$16,253
2020	$14,078	$12,152	$16,034	$18,256
2020	$14,610	$12,169	$16,525	$19,103
2021	$14,691	$12,081	$16,435	$19,017
2021	$14,939	$11,907	$16,599	$19,457
2021	$15,290	$11,758	$16,815	$19,977
2021	$15,576	$11,851	$17,339	$20,850
2021	$15,957	$11,890	$17,529	$21,165
2021	$15,769	$11,973	$17,728	$21,454
2021	$15,590	$12,107	$17,877	$21,602
2021	$15,737	$12,084	$18,156	$22,142
2021	$15,379	$11,980	$17,613	$21,228
2021	$15,465	$11,976	$18,196	$22,311
2021	$15,082	$12,012	$17,930	$21,774
2021	$15,636	$11,981	$18,380	$22,645
2022	$15,496	$11,723	$17,654	$21,533
2022	$14,923	$11,592	$17,289	$20,976
2022	$14,601	$11,270	$17,364	$21,431
2022	$14,011	$10,842	$16,230	$19,715
2022	$14,229	$10,912	$16,279	$19,739
2022	$13,316	$10,741	$15,298	$18,075
2022	$13,774	$11,003	$16,123	$19,337
2022	$13,419	$10,693	$15,578	$18,625
2022	$12,498	$10,231	$14,373	$16,842
2022	$12,913	$10,098	$14,872	$17,858
2022	$13,920	$10,469	$15,813	$19,244
2022	$13,654	$10,422	$15,383	$18,486
2023	$14,446	$10,743	$16,266	$19,811
2023	$14,106	$10,465	$15,816	$19,244
2023	$14,285	$10,731	$16,273	$19,837
2023	$14,413	$10,796	$16,460	$20,122
2023	$14,111	$10,678	$16,282	$19,906
2023	$14,672	$10,640	$16,877	$21,062
2023	$15,130	$10,633	$17,274	$21,833
2023	$14,812	$10,565	$16,922	$21,223
2023	$14,570	$10,296	$16,316	$20,346
2023	$14,152	$10,134	$15,907	$19,734
2023	$15,054	$10,593	$17,114	$21,555
2023	$15,857	$10,998	$17,877	$22,591
2024	$15,788	$10,968	$17,928	$22,723
2024	$16,002	$10,813	$18,340	$23,698
2024	$16,449	$10,913	$18,767	$24,429
2024	$16,012	$10,637	$18,205	$23,636
2024	$16,569	$10,818	$18,793	$24,596
2024	$16,449	$10,920	$19,128	$25,143
2024	$16,949	$11,175	$19,485	$25,549
2024	$17,203	$11,336	$19,904	$26,198
2024	$17,412	$11,488	$20,298	$26,806
2024	$16,769	$11,203	$19,826	$26,205
2024	$16,984	$11,321	$20,381	$27,185
2024	$16,671	$11,136	$19,951	$26,541
2025	$17,073	$11,195	$20,423	$27,432
2025	$17,230	$11,441	$20,500	$27,267
2025	$17,230	$11,446	$19,977	$26,190
2025	$17,324	$11,491	$20,125	$26,434
2025	$17,794	$11,408	$20,827	$27,953
2025	$18,379	$11,584	$21,547	$29,209
2025	$18,455	$11,553	$21,717	$29,605
2025	$19,135	$11,691	$22,156	$30,336
2025	$19,491	$11,819	$22,763	$31,435
2025	$19,732	$11,893	$23,143	$32,138
2025	$20,255	$11,967	$23,192	$32,135
2025	$20,574	$11,949	$23,337	$32,470
2026	$21,445	$11,962	$23,796	$33,433
2026	$22,387	$12,158	$24,131	$33,862

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	29.93%	8.43%	8.39%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
GMO Global Asset Allocation Index*	17.71%	7.77%	9.21%
MSCI ACWI	24.19%	11.72%	12.97%

AssetsNet			$ 575,389,897
Holdings Count | Holding			19
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[65]		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213376
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class R6
Trading Symbol			GMWRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[66]		$ 1
Expense Ratio, Percent	[66]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Asset Allocation Fund returned +29.92% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2019	$10,000	$10,000	$10,000	$10,000
2019	$10,221	$10,030	$10,188	$10,274
2019	$10,316	$10,025	$10,348	$10,524
2019	$10,655	$10,018	$10,583	$10,895
2020	$10,449	$10,211	$10,578	$10,775
2020	$10,022	$10,395	$10,089	$9,904
2020	$8,870	$10,333	$9,183	$8,567
2020	$9,465	$10,517	$9,880	$9,485
2020	$9,685	$10,566	$10,175	$9,898
2020	$9,895	$10,633	$10,409	$10,214
2020	$10,239	$10,791	$10,821	$10,754
2020	$10,415	$10,704	$11,221	$11,412
2020	$10,267	$10,698	$10,984	$11,044
2020	$10,171	$10,651	$10,793	$10,776
2020	$10,898	$10,755	$11,695	$12,104
2020	$11,310	$10,770	$12,053	$12,666
2021	$11,376	$10,693	$11,987	$12,608
2021	$11,568	$10,538	$12,107	$12,901
2021	$11,840	$10,407	$12,265	$13,245
2021	$12,059	$10,489	$12,647	$13,824
2021	$12,346	$10,523	$12,786	$14,033
2021	$12,201	$10,597	$12,930	$14,224
2021	$12,062	$10,716	$13,039	$14,322
2021	$12,175	$10,695	$13,242	$14,681
2021	$11,899	$10,603	$12,847	$14,074
2021	$11,965	$10,600	$13,272	$14,793
2021	$11,669	$10,631	$13,078	$14,437
2021	$12,098	$10,604	$13,406	$15,014
2022	$11,989	$10,376	$12,877	$14,277
2022	$11,546	$10,260	$12,611	$13,908
2022	$11,296	$9,975	$12,665	$14,209
2022	$10,839	$9,596	$11,838	$13,072
2022	$11,008	$9,658	$11,874	$13,087
2022	$10,301	$9,507	$11,158	$11,984
2022	$10,656	$9,739	$11,760	$12,821
2022	$10,385	$9,464	$11,362	$12,349
2022	$9,668	$9,055	$10,484	$11,167
2022	$9,989	$8,937	$10,847	$11,841
2022	$10,769	$9,266	$11,534	$12,759
2022	$10,563	$9,224	$11,221	$12,257
2023	$11,176	$9,508	$11,864	$13,135
2023	$10,913	$9,262	$11,536	$12,759
2023	$11,052	$9,498	$11,869	$13,152
2023	$11,151	$9,555	$12,006	$13,341
2023	$10,917	$9,451	$11,876	$13,198
2023	$11,351	$9,417	$12,310	$13,965
2023	$11,706	$9,411	$12,599	$14,476
2023	$11,460	$9,351	$12,342	$14,071
2023	$11,272	$9,113	$11,901	$13,490
2023	$10,949	$8,969	$11,603	$13,084
2023	$11,647	$9,375	$12,483	$14,292
2023	$12,269	$9,734	$13,040	$14,978
2024	$12,215	$9,708	$13,077	$15,066
2024	$12,381	$9,570	$13,377	$15,712
2024	$12,727	$9,659	$13,688	$16,197
2024	$12,388	$9,415	$13,278	$15,671
2024	$12,820	$9,575	$13,708	$16,308
2024	$12,727	$9,665	$13,951	$16,671
2024	$13,114	$9,891	$14,212	$16,940
2024	$13,307	$10,033	$14,518	$17,370
2024	$13,469	$10,167	$14,805	$17,773
2024	$12,975	$9,915	$14,461	$17,374
2024	$13,141	$10,020	$14,866	$18,024
2024	$12,899	$9,856	$14,552	$17,598
2025	$13,210	$9,908	$14,896	$18,188
2025	$13,332	$10,126	$14,953	$18,079
2025	$13,332	$10,130	$14,571	$17,365
2025	$13,400	$10,170	$14,679	$17,526
2025	$13,768	$10,097	$15,191	$18,534
2025	$14,221	$10,252	$15,716	$19,366
2025	$14,280	$10,225	$15,840	$19,629
2025	$14,807	$10,348	$16,160	$20,113
2025	$15,082	$10,461	$16,603	$20,842
2025	$15,264	$10,526	$16,880	$21,308
2025	$15,669	$10,591	$16,916	$21,306
2025	$15,916	$10,576	$17,022	$21,528
2026	$16,591	$10,587	$17,356	$22,167
2026	$17,320	$10,760	$17,601	$22,452

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 9/30/2019 (commencement of operations)
Class R6†	29.92%	8.41%	8.94%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.15%
GMO Global Asset Allocation Index*	17.71%	7.77%	9.21%
MSCI ACWI	24.19%	11.72%	13.44%

Performance Inception Date			Sep. 30, 2019
AssetsNet			$ 575,389,897
Holdings Count | Holding			19
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[67]		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213377
Shareholder Report [Line Items]
Fund Name			GMO Global Asset Allocation Fund
Class Name			Class I
Trading Symbol			GMOOX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14Footnote Reference1	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[68]		$ 14
Expense Ratio, Percent	[68]		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Asset Allocation Fund returned +29.76% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,893	$10,006	$9,936	$9,899
2021	$10,061	$9,862	$10,035	$10,128
2021	$10,297	$9,739	$10,166	$10,398
2021	$10,487	$9,815	$10,483	$10,853
2021	$10,743	$9,848	$10,598	$11,017
2021	$10,617	$9,917	$10,718	$11,167
2021	$10,494	$10,028	$10,807	$11,244
2021	$10,593	$10,009	$10,976	$11,526
2021	$10,352	$9,922	$10,648	$11,049
2021	$10,407	$9,919	$11,000	$11,613
2021	$10,149	$9,948	$10,840	$11,334
2021	$10,522	$9,923	$11,112	$11,787
2022	$10,424	$9,709	$10,673	$11,208
2022	$10,042	$9,601	$10,452	$10,919
2022	$9,819	$9,334	$10,498	$11,155
2022	$9,425	$8,980	$9,812	$10,262
2022	$9,572	$9,038	$9,842	$10,274
2022	$8,954	$8,896	$9,249	$9,408
2022	$9,262	$9,113	$9,747	$10,065
2022	$9,023	$8,856	$9,418	$9,695
2022	$8,401	$8,473	$8,689	$8,767
2022	$8,680	$8,364	$8,991	$9,296
2022	$9,357	$8,671	$9,560	$10,017
2022	$9,175	$8,632	$9,300	$9,623
2023	$9,708	$8,898	$9,834	$10,312
2023	$9,480	$8,668	$9,561	$10,017
2023	$9,597	$8,888	$9,838	$10,326
2023	$9,682	$8,942	$9,951	$10,474
2023	$9,480	$8,844	$9,844	$10,362
2023	$9,857	$8,813	$10,203	$10,963
2023	$10,164	$8,807	$10,443	$11,365
2023	$9,951	$8,750	$10,230	$11,047
2023	$9,785	$8,528	$9,864	$10,590
2023	$9,504	$8,393	$9,617	$10,272
2023	$10,110	$8,773	$10,346	$11,220
2023	$10,649	$9,109	$10,808	$11,759
2024	$10,599	$9,084	$10,839	$11,828
2024	$10,743	$8,956	$11,088	$12,335
2024	$11,043	$9,039	$11,346	$12,716
2024	$10,746	$8,810	$11,006	$12,303
2024	$11,120	$8,960	$11,362	$12,803
2024	$11,040	$9,044	$11,564	$13,088
2024	$11,371	$9,256	$11,780	$13,299
2024	$11,542	$9,389	$12,033	$13,637
2024	$11,679	$9,514	$12,271	$13,953
2024	$11,251	$9,279	$11,986	$13,640
2024	$11,392	$9,377	$12,322	$14,150
2024	$11,180	$9,223	$12,061	$13,815
2025	$11,450	$9,272	$12,347	$14,279
2025	$11,555	$9,476	$12,394	$14,193
2025	$11,555	$9,480	$12,077	$13,632
2025	$11,614	$9,517	$12,167	$13,760
2025	$11,930	$9,449	$12,591	$14,550
2025	$12,319	$9,594	$13,026	$15,204
2025	$12,369	$9,569	$13,129	$15,410
2025	$12,824	$9,683	$13,395	$15,790
2025	$13,059	$9,789	$13,761	$16,363
2025	$13,221	$9,850	$13,992	$16,729
2025	$13,571	$9,911	$14,021	$16,727
2025	$13,782	$9,897	$14,109	$16,901
2026	$14,365	$9,907	$14,386	$17,402
2026	$14,993	$10,069	$14,589	$17,626

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/6/2021 (commencement of operations)
Class I†	29.76%	8.31%	8.19%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	0.13%
GMO Global Asset Allocation Index*	17.71%	7.77%	7.62%
MSCI ACWI	24.19%	11.72%	11.65%

Performance Inception Date			Jan. 06, 2021
AssetsNet			$ 575,389,897
Holdings Count | Holding			19
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[69]		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014938
Shareholder Report [Line Items]
Fund Name			GMO Global Developed Equity Allocation Fund
Class Name			Class III
Trading Symbol			GWOAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[70]		$ 1
Expense Ratio, Percent	[70]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Developed Equity Allocation Fund returned +35.25% (net) for the fiscal year ended February 28, 2026, as compared with +21.33% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. contributed significantly to performance relative to the benchmark. We also believed that emerging markets were trading at preferential valuations and held a modest “off-benchmark” position. Our decision to have emerging markets exposure proved beneficial as the asset class outpaced developed markets. Security selection was very strong across the globe, most notably in developed ex-U.S. markets where a value style meaningfully outperformed growth.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI World Index
2016	$10,000	$10,000
2016	$10,753	$10,679
2016	$10,851	$10,848
2016	$10,897	$10,908
2016	$10,764	$10,786
2016	$11,163	$11,242
2016	$11,205	$11,251
2016	$11,306	$11,311
2016	$11,121	$11,092
2016	$11,145	$11,252
2016	$11,390	$11,521
2017	$11,648	$11,799
2017	$12,003	$12,126
2017	$12,217	$12,255
2017	$12,444	$12,437
2017	$12,760	$12,700
2017	$12,846	$12,749
2017	$13,107	$13,054
2017	$13,255	$13,072
2017	$13,545	$13,366
2017	$13,976	$13,618
2017	$14,149	$13,913
2017	$14,311	$14,102
2018	$15,144	$14,846
2018	$14,450	$14,231
2018	$14,184	$13,912
2018	$14,165	$14,081
2018	$14,165	$14,169
2018	$13,843	$14,162
2018	$14,343	$14,605
2018	$14,330	$14,785
2018	$14,406	$14,868
2018	$13,270	$13,776
2018	$13,358	$13,933
2018	$12,448	$12,873
2019	$13,482	$13,875
2019	$13,787	$14,292
2019	$13,911	$14,480
2019	$14,308	$14,993
2019	$13,423	$14,128
2019	$14,282	$15,059
2019	$14,202	$15,134
2019	$13,819	$14,824
2019	$14,328	$15,139
2019	$14,832	$15,525
2019	$15,150	$15,957
2019	$15,753	$16,435
2020	$15,386	$16,335
2020	$14,184	$14,954
2020	$11,988	$12,975
2020	$13,164	$14,393
2020	$13,735	$15,088
2020	$14,102	$15,487
2020	$14,675	$16,228
2020	$15,260	$17,312
2020	$14,927	$16,715
2020	$14,518	$16,202
2020	$16,419	$18,274
2020	$17,408	$19,049
2021	$17,408	$18,859
2021	$18,214	$19,343
2021	$19,125	$19,986
2021	$19,690	$20,916
2021	$20,375	$21,243
2021	$20,099	$21,534
2021	$20,070	$21,920
2021	$20,348	$22,465
2021	$19,627	$21,533
2021	$20,227	$22,752
2021	$19,499	$22,254
2021	$20,631	$23,205
2022	$20,137	$21,977
2022	$19,453	$21,421
2022	$19,317	$22,009
2022	$18,179	$20,181
2022	$18,577	$20,196
2022	$16,889	$18,446
2022	$17,783	$19,911
2022	$17,039	$19,079
2022	$15,536	$17,305
2022	$16,672	$18,548
2022	$18,317	$19,837
2022	$17,734	$18,995
2023	$19,131	$20,339
2023	$18,686	$19,850
2023	$18,960	$20,463
2023	$19,243	$20,822
2023	$18,797	$20,614
2023	$20,023	$21,861
2023	$20,819	$22,595
2023	$20,271	$22,056
2023	$19,714	$21,104
2023	$19,044	$20,492
2023	$20,575	$22,413
2023	$21,714	$23,513
2024	$21,705	$23,796
2024	$22,369	$24,804
2024	$23,325	$25,594
2024	$22,579	$24,651
2024	$23,625	$25,751
2024	$23,316	$26,275
2024	$24,192	$26,738
2024	$24,668	$27,445
2024	$24,997	$27,948
2024	$24,045	$27,393
2024	$24,677	$28,650
2024	$24,098	$27,904
2025	$25,074	$28,888
2025	$25,093	$28,680
2025	$24,730	$27,403
2025	$24,864	$27,647
2025	$25,974	$29,283
2025	$26,998	$30,547
2025	$27,039	$30,940
2025	$28,333	$31,747
2025	$28,937	$32,768
2025	$29,291	$33,424
2025	$30,297	$33,519
2025	$30,939	$33,789
2026	$32,548	$34,546
2026	$33,937	$34,799

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	35.25%	13.26%	13.00%
MSCI World Index	21.33%	12.46%	13.28%

AssetsNet			$ 99,945,662
Holdings Count | Holding			13
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$99,945,662
Number of Portfolio Holdings	13
Portfolio Turnover Rate	19%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	50.4
GMO U.S. Equity Funds	49.5
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	27.6
GMO U.S. Opportunistic Value Fund, Class VI	14.7
GMO Quality Fund, Class VI	14.6
GMO U.S. Equity Fund, Class VI	11.4
GMO International Opportunistic Value Fund, Class IV	11.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.3
GMO Small Cap Quality Fund, Class VI	3.8
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Resources Fund, Class VI	2.2
GMO Domestic Resilience ETF	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014936
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class III
Trading Symbol			GMGEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[71]		$ 1
Expense Ratio, Percent	[71]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Equity Allocation Fund returned +38.06% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI ACWI
2016	$10,000	$10,000
2016	$10,852	$10,741
2016	$10,944	$10,900
2016	$10,959	$10,913
2016	$10,898	$10,847
2016	$11,321	$11,315
2016	$11,398	$11,353
2016	$11,502	$11,422
2016	$11,331	$11,229
2016	$11,284	$11,314
2016	$11,504	$11,558
2017	$11,824	$11,874
2017	$12,193	$12,207
2017	$12,438	$12,357
2017	$12,657	$12,549
2017	$12,983	$12,826
2017	$13,074	$12,885
2017	$13,386	$13,245
2017	$13,547	$13,296
2017	$13,739	$13,552
2017	$14,189	$13,834
2017	$14,328	$14,102
2017	$14,540	$14,329
2018	$15,463	$15,137
2018	$14,760	$14,502
2018	$14,518	$14,181
2018	$14,392	$14,327
2018	$14,331	$14,345
2018	$13,958	$14,267
2018	$14,454	$14,697
2018	$14,344	$14,813
2018	$14,449	$14,877
2018	$13,303	$13,762
2018	$13,457	$13,964
2018	$12,633	$12,980
2019	$13,721	$14,005
2019	$13,959	$14,380
2019	$14,067	$14,560
2019	$14,441	$15,052
2019	$13,568	$14,159
2019	$14,441	$15,086
2019	$14,342	$15,130
2019	$13,853	$14,772
2019	$14,365	$15,082
2019	$14,922	$15,495
2019	$15,178	$15,873
2019	$15,895	$16,432
2020	$15,385	$16,251
2020	$14,288	$14,938
2020	$12,049	$12,922
2020	$13,198	$14,306
2020	$13,708	$14,928
2020	$14,112	$15,405
2020	$14,748	$16,220
2020	$15,259	$17,212
2020	$14,906	$16,657
2020	$14,601	$16,253
2020	$16,421	$18,256
2020	$17,408	$19,103
2021	$17,488	$19,017
2021	$18,218	$19,457
2021	$18,986	$19,977
2021	$19,467	$20,850
2021	$20,125	$21,165
2021	$19,845	$21,454
2021	$19,656	$21,602
2021	$19,942	$22,142
2021	$19,259	$21,228
2021	$19,765	$22,311
2021	$18,979	$21,774
2021	$20,017	$22,645
2022	$19,590	$21,533
2022	$18,672	$20,976
2022	$18,324	$21,431
2022	$17,247	$19,715
2022	$17,608	$19,739
2022	$16,060	$18,075
2022	$16,747	$19,337
2022	$16,127	$18,625
2022	$14,630	$16,842
2022	$15,514	$17,858
2022	$17,176	$19,244
2022	$16,613	$18,486
2023	$17,953	$19,811
2023	$17,429	$19,244
2023	$17,698	$19,837
2023	$17,925	$20,122
2023	$17,521	$19,906
2023	$18,585	$21,062
2023	$19,396	$21,833
2023	$18,794	$21,223
2023	$18,358	$20,346
2023	$17,742	$19,734
2023	$19,188	$21,555
2023	$20,307	$22,591
2024	$20,217	$22,723
2024	$20,831	$23,698
2024	$21,603	$24,429
2024	$21,034	$23,636
2024	$21,941	$24,596
2024	$21,656	$25,143
2024	$22,407	$25,549
2024	$22,843	$26,198
2024	$23,196	$26,806
2024	$22,279	$26,205
2024	$22,753	$27,185
2024	$22,238	$26,541
2025	$23,076	$27,432
2025	$23,076	$27,267
2025	$22,846	$26,190
2025	$22,973	$26,434
2025	$24,032	$27,953
2025	$25,020	$29,209
2025	$25,123	$29,605
2025	$26,318	$30,336
2025	$26,912	$31,435
2025	$27,300	$32,138
2025	$28,099	$32,135
2025	$28,722	$32,470
2026	$30,410	$33,433
2026	$31,858	$33,862

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	38.06%	11.83%	12.29%
MSCI ACWI	24.19%	11.72%	12.97%

AssetsNet			$ 681,974,111
Holdings Count | Holding			14
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213379
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GMADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[72]		$ 1
Expense Ratio, Percent	[72]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Equity Allocation Fund returned +38.11% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,968	$10,043
2020	$10,314	$10,657
2020	$10,079	$10,314
2020	$9,869	$10,063
2020	$11,100	$11,303
2020	$11,767	$11,828
2021	$11,824	$11,774
2021	$12,314	$12,047
2021	$12,833	$12,369
2021	$13,162	$12,910
2021	$13,603	$13,105
2021	$13,414	$13,283
2021	$13,290	$13,375
2021	$13,484	$13,710
2021	$13,018	$13,143
2021	$13,360	$13,814
2021	$12,828	$13,481
2021	$13,530	$14,021
2022	$13,242	$13,332
2022	$12,625	$12,988
2022	$12,385	$13,269
2022	$11,658	$12,207
2022	$11,902	$12,221
2022	$10,855	$11,191
2022	$11,320	$11,973
2022	$10,905	$11,532
2022	$9,888	$10,428
2022	$10,491	$11,057
2022	$11,609	$11,915
2022	$11,229	$11,446
2023	$12,135	$12,266
2023	$11,780	$11,915
2023	$11,958	$12,282
2023	$12,111	$12,459
2023	$11,838	$12,325
2023	$12,562	$13,041
2023	$13,110	$13,518
2023	$12,699	$13,141
2023	$12,404	$12,597
2023	$11,992	$12,218
2023	$12,965	$13,346
2023	$13,721	$13,987
2024	$13,665	$14,069
2024	$14,075	$14,673
2024	$14,602	$15,126
2024	$14,217	$14,634
2024	$14,825	$15,229
2024	$14,638	$15,568
2024	$15,145	$15,819
2024	$15,440	$16,221
2024	$15,679	$16,597
2024	$15,059	$16,225
2024	$15,374	$16,832
2024	$15,026	$16,433
2025	$15,592	$16,985
2025	$15,592	$16,883
2025	$15,437	$16,216
2025	$15,523	$16,367
2025	$16,244	$17,308
2025	$16,907	$18,085
2025	$16,982	$18,330
2025	$17,789	$18,783
2025	$18,190	$19,463
2025	$18,447	$19,899
2025	$18,993	$19,896
2025	$19,414	$20,104
2026	$20,550	$20,700
2026	$21,534	$20,966

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 7/15/2020 (commencement of operations)
Class R6†	38.11%	11.83%	14.61%
MSCI ACWI	24.19%	11.72%	14.07%

Performance Inception Date			Jul. 15, 2020
AssetsNet			$ 681,974,111
Holdings Count | Holding			14
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213378
Shareholder Report [Line Items]
Fund Name			GMO Global Equity Allocation Fund
Class Name			Class I
Trading Symbol			GAAUX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13Footnote Reference1	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[73]		$ 13
Expense Ratio, Percent	[73]		0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Equity Allocation Fund returned +37.95% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,939	$10,234
2020	$9,709	$9,904
2020	$9,507	$9,663
2020	$10,692	$10,854
2020	$11,332	$11,358
2021	$11,388	$11,306
2021	$11,864	$11,568
2021	$12,355	$11,877
2021	$12,673	$12,397
2021	$13,097	$12,584
2021	$12,915	$12,755
2021	$12,791	$12,843
2021	$12,977	$13,165
2021	$12,529	$12,621
2021	$12,858	$13,265
2021	$12,346	$12,946
2021	$13,020	$13,464
2022	$12,742	$12,802
2022	$12,144	$12,472
2022	$11,918	$12,742
2022	$11,214	$11,722
2022	$11,448	$11,736
2022	$10,441	$10,746
2022	$10,885	$11,497
2022	$10,487	$11,074
2022	$9,508	$10,013
2022	$10,084	$10,618
2022	$11,160	$11,441
2022	$10,796	$10,991
2023	$11,667	$11,779
2023	$11,326	$11,441
2023	$11,492	$11,794
2023	$11,644	$11,964
2023	$11,377	$11,835
2023	$12,073	$12,523
2023	$12,596	$12,981
2023	$12,201	$12,618
2023	$11,917	$12,097
2023	$11,517	$11,733
2023	$12,457	$12,816
2023	$13,179	$13,431
2024	$13,126	$13,510
2024	$13,520	$14,090
2024	$14,022	$14,525
2024	$13,652	$14,053
2024	$14,236	$14,623
2024	$14,051	$14,949
2024	$14,540	$15,190
2024	$14,818	$15,576
2024	$15,047	$15,938
2024	$14,452	$15,580
2024	$14,754	$16,163
2024	$14,417	$15,780
2025	$14,961	$16,310
2025	$14,956	$16,212
2025	$14,807	$15,571
2025	$14,889	$15,716
2025	$15,576	$16,620
2025	$16,212	$17,366
2025	$16,282	$17,602
2025	$17,052	$18,036
2025	$17,437	$18,690
2025	$17,683	$19,108
2025	$18,202	$19,106
2025	$18,605	$19,305
2026	$19,693	$19,877
2026	$20,632	$20,133

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 8/17/2020 (commencement of operations)
Class I†	37.95%	11.70%	13.98%
MSCI ACWI	24.19%	11.72%	13.48%

Performance Inception Date			Aug. 17, 2020
AssetsNet			$ 681,974,111
Holdings Count | Holding			14
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000110451
Shareholder Report [Line Items]
Fund Name			GMO Implementation Fund
Class Name			Core Class
Trading Symbol			GIMFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$40	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.31%.

Expenses Paid, Amount			$ 40
Expense Ratio, Percent	[74]		0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +34.50% (net) for the fiscal year ended February 28, 2026, as compared with 2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 21.3%, emerging equities as measured by the MSCI Emerging Markets Index were up 50.0%, and bonds as measured by the Bloomberg U.S. Aggregate Index were up 6.3%.

The Fund had an average equity exposure of about 59%, and this outperformed MSCI All Country World Index, returning 51.4%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 19% average exposure to alternatives, and this delivered an excellent 27.3% return, outpacing buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 5.2% for the 12 months, lagging the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Core Class	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,679	$10,009	$10,092	$10,144
2016	$10,568	$10,848	$10,050	$10,130	$10,171
2016	$10,500	$10,908	$10,072	$10,133	$10,112
2016	$10,517	$10,786	$10,093	$10,315	$10,278
2016	$10,763	$11,242	$10,089	$10,380	$10,311
2016	$10,814	$11,251	$10,109	$10,369	$10,258
2016	$10,907	$11,311	$10,139	$10,362	$10,337
2016	$10,864	$11,092	$10,175	$10,283	$10,324
2016	$10,720	$11,252	$10,195	$10,040	$10,173
2016	$10,839	$11,521	$10,224	$10,054	$10,184
2017	$11,089	$11,799	$10,271	$10,074	$10,260
2017	$11,288	$12,126	$10,284	$10,142	$10,285
2017	$11,409	$12,255	$10,254	$10,136	$10,292
2017	$11,539	$12,437	$10,271	$10,214	$10,337
2017	$11,668	$12,700	$10,258	$10,293	$10,332
2017	$11,720	$12,749	$10,256	$10,283	$10,250
2017	$11,928	$13,054	$10,267	$10,327	$10,302
2017	$12,033	$13,072	$10,308	$10,420	$10,373
2017	$12,007	$13,366	$10,365	$10,370	$10,322
2017	$12,198	$13,618	$10,376	$10,376	$10,339
2017	$12,180	$13,913	$10,416	$10,363	$10,328
2017	$12,365	$14,102	$10,431	$10,410	$10,377
2018	$12,846	$14,846	$10,485	$10,290	$10,299
2018	$12,543	$14,231	$10,501	$10,193	$10,252
2018	$12,499	$13,912	$10,495	$10,258	$10,336
2018	$12,419	$14,081	$10,518	$10,182	$10,322
2018	$12,312	$14,169	$10,540	$10,254	$10,370
2018	$12,098	$14,162	$10,553	$10,242	$10,399
2018	$12,298	$14,605	$10,571	$10,244	$10,359
2018	$12,138	$14,785	$10,595	$10,310	$10,429
2018	$12,164	$14,868	$10,601	$10,244	$10,356
2018	$11,709	$13,776	$10,636	$10,163	$10,276
2018	$11,852	$13,933	$10,638	$10,224	$10,309
2018	$11,675	$12,873	$10,632	$10,411	$10,351
2019	$12,336	$13,875	$10,630	$10,522	$10,467
2019	$12,308	$14,292	$10,648	$10,516	$10,477
2019	$12,336	$14,480	$10,692	$10,718	$10,617
2019	$12,503	$14,993	$10,726	$10,721	$10,663
2019	$12,149	$14,128	$10,734	$10,911	$10,779
2019	$12,568	$15,059	$10,740	$11,048	$10,886
2019	$12,429	$15,134	$10,776	$11,072	$10,902
2019	$12,139	$14,824	$10,782	$11,359	$11,042
2019	$12,392	$15,139	$10,785	$11,299	$10,951
2019	$12,663	$15,525	$10,823	$11,333	$10,982
2019	$12,728	$15,957	$10,851	$11,327	$10,984
2019	$13,220	$16,435	$10,875	$11,319	$11,060
2020	$12,822	$16,335	$10,888	$11,537	$11,204
2020	$12,338	$14,954	$10,898	$11,744	$11,301
2020	$10,827	$12,975	$10,852	$11,675	$11,094
2020	$11,602	$14,393	$10,765	$11,883	$11,320
2020	$11,389	$15,088	$10,760	$11,938	$11,390
2020	$11,467	$15,487	$10,821	$12,013	$11,511
2020	$11,786	$16,228	$10,884	$12,193	$11,676
2020	$11,708	$17,312	$10,924	$12,094	$11,841
2020	$11,640	$16,715	$10,947	$12,088	$11,800
2020	$11,679	$16,202	$10,952	$12,034	$11,751
2020	$12,038	$18,274	$10,972	$12,152	$11,841
2020	$12,261	$19,049	$11,013	$12,169	$11,988
2021	$12,360	$18,859	$11,032	$12,081	$12,063
2021	$12,578	$19,343	$11,071	$11,907	$11,976
2021	$12,974	$19,986	$11,139	$11,758	$11,995
2021	$12,994	$20,916	$11,225	$11,851	$12,148
2021	$13,351	$21,243	$11,298	$11,890	$12,261
2021	$13,054	$21,534	$11,400	$11,973	$12,271
2021	$12,786	$21,920	$11,454	$12,107	$12,554
2021	$12,836	$22,465	$11,485	$12,084	$12,530
2021	$12,796	$21,533	$11,533	$11,980	$12,478
2021	$12,598	$22,752	$11,641	$11,976	$12,579
2021	$12,340	$22,254	$11,732	$12,012	$12,609
2021	$12,760	$23,205	$11,787	$11,981	$12,670
2022	$13,149	$21,977	$11,861	$11,723	$12,516
2022	$12,832	$21,421	$11,955	$11,592	$12,638
2022	$12,545	$22,009	$12,103	$11,270	$12,449
2022	$12,515	$20,181	$12,144	$10,842	$12,333
2022	$12,781	$20,196	$12,262	$10,912	$12,327
2022	$12,105	$18,446	$12,424	$10,741	$12,023
2022	$12,209	$19,911	$12,422	$11,003	$12,456
2022	$12,126	$19,079	$12,436	$10,693	$12,159
2022	$11,622	$17,305	$12,484	$10,231	$11,549
2022	$11,869	$18,548	$12,539	$10,098	$11,676
2022	$12,693	$19,837	$12,551	$10,469	$11,819
2022	$12,603	$18,995	$12,541	$10,422	$11,739
2023	$13,207	$20,339	$12,643	$10,743	$11,897
2023	$13,027	$19,850	$12,690	$10,465	$11,755
2023	$12,974	$20,463	$12,697	$10,731	$12,085
2023	$13,186	$20,822	$12,743	$10,796	$12,108
2023	$12,762	$20,614	$12,759	$10,678	$11,971
2023	$13,303	$21,861	$12,782	$10,640	$11,913
2023	$13,789	$22,595	$12,803	$10,633	$11,967
2023	$13,554	$22,056	$12,884	$10,565	$11,914
2023	$13,596	$21,104	$12,935	$10,296	$11,793
2023	$13,254	$20,492	$12,941	$10,134	$11,779
2023	$13,810	$22,413	$12,954	$10,593	$12,003
2023	$14,460	$23,513	$12,993	$10,998	$12,252
2024	$14,427	$23,796	$13,028	$10,968	$12,297
2024	$14,517	$24,804	$13,086	$10,813	$12,186
2024	$14,933	$25,594	$13,135	$10,913	$12,284
2024	$14,764	$24,651	$13,176	$10,637	$12,158
2024	$15,248	$25,751	$13,177	$10,818	$12,327
2024	$15,023	$26,275	$13,170	$10,920	$12,421
2024	$15,440	$26,738	$13,190	$11,175	$12,606
2024	$15,532	$27,445	$13,215	$11,336	$12,693
2024	$15,590	$27,948	$13,238	$11,488	$12,856
2024	$15,049	$27,393	$13,271	$11,203	$12,686
2024	$15,037	$28,650	$13,312	$11,321	$12,743
2024	$15,184	$27,904	$13,365	$11,136	$12,631
2025	$15,410	$28,888	$13,424	$11,195	$12,783
2025	$15,696	$28,680	$13,452	$11,441	$13,004
2025	$15,946	$27,403	$13,446	$11,446	$13,137
2025	$16,041	$27,647	$13,475	$11,491	$13,216
2025	$16,327	$29,283	$13,486	$11,408	$13,163
2025	$16,791	$30,547	$13,525	$11,584	$13,272
2025	$16,886	$30,940	$13,552	$11,553	$13,308
2025	$17,642	$31,747	$13,603	$11,691	$13,535
2025	$17,894	$32,768	$13,646	$11,819	$13,533
2025	$18,134	$33,424	$13,646	$11,893	$13,554
2025	$18,626	$33,519	$13,674	$11,967	$13,600
2025	$19,037	$33,789	$13,716	$11,949	$13,575
2026	$19,956	$34,546	$13,739	$11,962	$13,637
2026	$21,112	$34,799	$13,776	$12,158	$13,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Core Class†	34.50%	10.91%	7.76%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

AssetsNet			$ 2,297,786,778
Holdings Count | Holding			1,313
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[75]		131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,297,786,778
Number of Portfolio Holdings	1,313
Portfolio Turnover Rate	131%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 140%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Equity Investments

Table Summary
Banks	14.0
Materials	10.3
Capital Goods	10.2
Automobiles & Components	8.5
Energy	7.8
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Technology Hardware & Equipment	7.4
Semiconductors & Semiconductor Equipment	5.0
Transportation	4.8
Consumer Durables & Apparel	4.6
Insurance	4.5
Food, Beverage & Tobacco	4.0
Financial Services	3.4
Telecommunication Services	3.4
Health Care Equipment & Services	2.3
Consumer Staples Distribution & Retail	1.8
Real Estate Management & Development	1.5
Utilities	0.8
Consumer Discretionary Distribution & Retail	0.8
Household & Personal Products	0.6
Equity Real Estate Investment Trusts (REITs)	0.1
Commercial & Professional Services	(0.2)
Media & Entertainment	(0.4)
Software & Services	(1.4)
Consumer Services	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	75.3
Debt Obligations	22.1
Short-Term Investments	16.8
Preferred Stocks	1.5
Futures Contracts	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.1
GMO Implementation FundsFootnote Reference**	0.0
Swap Contracts	(0.1)
Securities Sold Short	(16.2)
Other	0.3
Footnote	Description
Footnote**	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference***

Table Summary
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	6.8
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	6.7
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.4
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
Samsung Electronics Co. Ltd.	0.8
BHP Group Ltd.	0.7
Banco Bilbao Vizcaya Argentaria SA	0.7
Hyundai Mobis Co. Ltd.	0.7
Inpex Corp.	0.6
Footnote	Description
Footnote***	Excludes short-term investments and derivative financial instruments, if any.

C000033342
Shareholder Report [Line Items]
Fund Name			GMO International Developed Equity Allocation Fund
Class Name			Class III
Trading Symbol			GIOTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[76]		$ 1
Expense Ratio, Percent	[76]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Developed Equity Allocation Fund returned +52.32% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a Deep Value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 11%. The modest overweight to Japan, which beat the MSCI EAFE Index, added to relative performance. Stock selection was very strong, with outperformance in the core developed ex-U.S. exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI EAFE Index
2016	$10,000	$10,000
2016	$10,759	$10,651
2016	$10,981	$10,959
2016	$10,950	$10,859
2016	$10,651	$10,495
2016	$11,057	$11,027
2016	$11,111	$11,035
2016	$11,288	$11,170
2016	$11,149	$10,942
2016	$10,950	$10,724
2016	$11,243	$11,091
2017	$11,570	$11,412
2017	$11,737	$11,575
2017	$12,056	$11,894
2017	$12,319	$12,197
2017	$12,718	$12,644
2017	$12,782	$12,622
2017	$13,110	$12,986
2017	$13,286	$12,981
2017	$13,621	$13,304
2017	$13,957	$13,506
2017	$13,965	$13,648
2017	$14,209	$13,867
2018	$15,089	$14,563
2018	$14,250	$13,905
2018	$14,061	$13,631
2018	$14,061	$13,966
2018	$13,797	$13,652
2018	$13,238	$13,486
2018	$13,643	$13,818
2018	$13,304	$13,551
2018	$13,370	$13,668
2018	$12,146	$12,580
2018	$12,072	$12,565
2018	$11,406	$11,955
2019	$12,456	$12,740
2019	$12,602	$13,065
2019	$12,627	$13,147
2019	$13,003	$13,517
2019	$12,115	$12,868
2019	$12,858	$13,631
2019	$12,494	$13,458
2019	$12,185	$13,110
2019	$12,751	$13,485
2019	$13,367	$13,970
2019	$13,538	$14,127
2019	$14,192	$14,586
2020	$13,872	$14,282
2020	$12,871	$12,991
2020	$10,788	$11,257
2020	$11,630	$11,984
2020	$12,126	$12,506
2020	$12,552	$12,932
2020	$13,042	$13,233
2020	$13,433	$13,914
2020	$13,255	$13,552
2020	$12,758	$13,011
2020	$14,356	$15,028
2020	$15,242	$15,726
2021	$15,186	$15,559
2021	$15,705	$15,908
2021	$16,363	$16,274
2021	$16,752	$16,763
2021	$17,512	$17,365
2021	$17,095	$17,115
2021	$16,983	$17,244
2021	$17,141	$17,548
2021	$16,556	$17,039
2021	$16,825	$17,458
2021	$15,989	$16,645
2021	$16,937	$17,498
2022	$16,769	$16,652
2022	$16,157	$16,358
2022	$15,920	$16,463
2022	$14,991	$15,398
2022	$15,435	$15,513
2022	$13,983	$14,074
2022	$14,373	$14,775
2022	$13,718	$14,073
2022	$12,588	$12,757
2022	$13,341	$13,443
2022	$14,998	$14,957
2022	$14,840	$14,969
2023	$15,924	$16,181
2023	$15,635	$15,844
2023	$15,903	$16,236
2023	$16,172	$16,695
2023	$15,552	$15,988
2023	$16,585	$16,716
2023	$17,258	$17,257
2023	$16,720	$16,595
2023	$16,452	$16,029
2023	$15,832	$15,379
2023	$17,185	$16,806
2023	$17,953	$17,699
2024	$17,953	$17,801
2024	$18,305	$18,127
2024	$19,086	$18,703
2024	$18,723	$18,244
2024	$19,724	$18,950
2024	$19,042	$18,644
2024	$19,847	$19,191
2024	$20,442	$19,815
2024	$20,750	$19,998
2024	$19,615	$18,911
2024	$19,549	$18,803
2024	$19,862	$18,376
2025	$20,752	$19,341
2025	$21,422	$19,717
2025	$21,861	$19,637
2025	$22,809	$20,536
2025	$23,768	$21,476
2025	$24,461	$21,949
2025	$24,374	$21,641
2025	$25,669	$22,564
2025	$26,155	$22,996
2025	$26,421	$23,266
2025	$27,681	$23,411
2025	$28,549	$24,113
2026	$30,359	$25,371
2026	$32,631	$26,545

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	52.32%	15.75%	12.56%
MSCI EAFE Index	34.63%	10.78%	10.26%

AssetsNet			$ 213,072,387
Holdings Count | Holding			4
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$213,072,387
Number of Portfolio Holdings	4
Portfolio Turnover Rate	14%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	100.0
Short-Term Investments	0.1
Other	(0.1)

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	22.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213387
Shareholder Report [Line Items]
Fund Name			GMO International Developed Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GAAWX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[77]		$ 1
Expense Ratio, Percent	[77]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Developed Equity Allocation Fund returned +52.26% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a Deep Value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 11%. The modest overweight to Japan, which beat the MSCI EAFE Index, added to relative performance. Stock selection was very strong, with outperformance in the core developed ex-U.S. exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI EAFE Index
2021	$10,000	$10,000
2021	$9,596	$9,655
2021	$9,924	$9,872
2021	$10,340	$10,099
2021	$10,580	$10,403
2021	$11,066	$10,776
2021	$10,802	$10,621
2021	$10,731	$10,701
2021	$10,831	$10,890
2021	$10,461	$10,574
2021	$10,632	$10,834
2021	$10,104	$10,329
2021	$10,696	$10,858
2022	$10,590	$10,334
2022	$10,209	$10,151
2022	$10,060	$10,216
2022	$9,473	$9,555
2022	$9,754	$9,627
2022	$8,829	$8,734
2022	$9,082	$9,169
2022	$8,669	$8,733
2022	$7,954	$7,916
2022	$8,430	$8,342
2022	$9,471	$9,282
2022	$9,377	$9,289
2023	$10,062	$10,041
2023	$9,880	$9,832
2023	$10,049	$10,075
2023	$10,219	$10,360
2023	$9,827	$9,921
2023	$10,480	$10,373
2023	$10,905	$10,709
2023	$10,566	$10,298
2023	$10,389	$9,947
2023	$10,004	$9,543
2023	$10,853	$10,429
2023	$11,345	$10,983
2024	$11,338	$11,046
2024	$11,560	$11,249
2024	$12,054	$11,606
2024	$11,831	$11,321
2024	$12,464	$11,760
2024	$12,033	$11,570
2024	$12,535	$11,909
2024	$12,917	$12,296
2024	$13,112	$12,410
2024	$12,395	$11,735
2024	$12,354	$11,669
2024	$12,552	$11,403
2025	$13,107	$12,002
2025	$13,537	$12,235
2025	$13,815	$12,186
2025	$14,414	$12,744
2025	$15,020	$13,327
2025	$15,458	$13,621
2025	$15,403	$13,430
2025	$16,221	$14,002
2025	$16,528	$14,270
2025	$16,696	$14,438
2025	$17,493	$14,528
2025	$18,041	$14,963
2026	$19,185	$15,744
2026	$20,613	$16,473

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class R6†	52.26%	15.74%	15.24%
MSCI EAFE Index	34.63%	10.78%	10.28%

Performance Inception Date			Jan. 22, 2021
AssetsNet			$ 213,072,387
Holdings Count | Holding			4
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$213,072,387
Number of Portfolio Holdings	4
Portfolio Turnover Rate	14%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	100.0
Short-Term Investments	0.1
Other	(0.1)

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	22.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014930
Shareholder Report [Line Items]
Fund Name			GMO International Equity Allocation Fund
Class Name			Class III
Trading Symbol			GIEAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[78]		$ 1
Expense Ratio, Percent	[78]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Equity Allocation Fund returned +53.58% (net) for the fiscal year ended February 28, 2026, compared to +39.71% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate an average 18% exposure to a Deep Value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by 11%. The moderate overweight to Japan, which beat the MSCI ACWI ex USA Index, also added to relative performance. Stock selection was very strong across the globe, with outperformance in the core developed ex-US exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	MSCI ACWI ex USA
2016	$10,000	$10,000
2016	$10,923	$10,813
2016	$11,115	$11,098
2016	$11,038	$10,910
2016	$10,923	$10,743
2016	$11,381	$11,275
2016	$11,492	$11,346
2016	$11,655	$11,486
2016	$11,527	$11,321
2016	$11,252	$11,059
2016	$11,485	$11,342
2017	$11,905	$11,744
2017	$12,158	$11,931
2017	$12,494	$12,233
2017	$12,750	$12,495
2017	$13,135	$12,901
2017	$13,219	$12,941
2017	$13,625	$13,418
2017	$13,807	$13,488
2017	$13,975	$13,738
2017	$14,375	$13,997
2017	$14,375	$14,110
2017	$14,678	$14,426
2018	$15,686	$15,229
2018	$14,878	$14,511
2018	$14,691	$14,234
2018	$14,518	$14,483
2018	$14,235	$14,148
2018	$13,665	$13,883
2018	$14,090	$14,215
2018	$13,704	$13,917
2018	$13,814	$13,980
2018	$12,607	$12,843
2018	$12,676	$12,965
2018	$12,063	$12,378
2019	$13,194	$13,313
2019	$13,288	$13,573
2019	$13,335	$13,654
2019	$13,686	$14,015
2019	$12,815	$13,263
2019	$13,610	$14,061
2019	$13,308	$13,891
2019	$12,857	$13,462
2019	$13,403	$13,809
2019	$14,001	$14,290
2019	$14,148	$14,416
2019	$14,935	$15,041
2020	$14,429	$14,637
2020	$13,504	$13,480
2020	$11,349	$11,528
2020	$12,269	$12,402
2020	$12,717	$12,807
2020	$13,199	$13,386
2020	$13,814	$13,983
2020	$14,125	$14,582
2020	$13,878	$14,223
2020	$13,542	$13,917
2020	$15,068	$15,789
2020	$15,976	$16,643
2021	$16,109	$16,679
2021	$16,566	$17,009
2021	$17,073	$17,224
2021	$17,386	$17,731
2021	$18,073	$18,266
2021	$17,704	$18,167
2021	$17,381	$17,868
2021	$17,633	$18,208
2021	$17,011	$17,625
2021	$17,247	$18,045
2021	$16,399	$17,233
2021	$17,248	$17,945
2022	$17,041	$17,284
2022	$16,008	$16,942
2022	$15,447	$16,969
2022	$14,550	$15,903
2022	$14,914	$16,017
2022	$13,636	$14,639
2022	$13,845	$15,141
2022	$13,387	$14,654
2022	$12,138	$13,189
2022	$12,618	$13,583
2022	$14,265	$15,187
2022	$13,988	$15,073
2023	$15,073	$16,296
2023	$14,559	$15,724
2023	$14,811	$16,108
2023	$14,999	$16,388
2023	$14,508	$15,792
2023	$15,313	$16,501
2023	$16,050	$17,172
2023	$15,405	$16,396
2023	$15,226	$15,878
2023	$14,731	$15,223
2023	$16,004	$16,593
2023	$16,817	$17,427
2024	$16,707	$17,254
2024	$17,111	$17,691
2024	$17,638	$18,217
2024	$17,467	$17,916
2024	$18,232	$18,436
2024	$17,810	$18,419
2024	$18,340	$18,845
2024	$18,830	$19,382
2024	$19,233	$19,904
2024	$18,241	$18,927
2024	$18,123	$18,756
2024	$18,229	$18,392
2025	$18,880	$19,133
2025	$19,291	$19,398
2025	$19,714	$19,354
2025	$20,333	$20,053
2025	$21,290	$20,972
2025	$22,072	$21,683
2025	$22,174	$21,621
2025	$23,237	$22,371
2025	$23,817	$23,177
2025	$24,208	$23,646
2025	$24,912	$23,640
2025	$25,684	$24,348
2026	$27,575	$25,804
2026	$29,626	$27,100

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	53.58%	12.33%	11.47%
MSCI ACWI ex USA	39.71%	9.76%	10.48%

AssetsNet			$ 370,353,275
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$370,353,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	45.0
GMO Emerging Markets Fund, Class VI	30.0
GMO International Opportunistic Value Fund, Class IV	17.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213374
Shareholder Report [Line Items]
Fund Name			GMO International Equity Allocation Fund
Class Name			Class R6
Trading Symbol			GSXMX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[79]		$ 1
Expense Ratio, Percent	[79]		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Equity Allocation Fund returned +53.56% (net) for the fiscal year ended February 28, 2026, compared to +39.71% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate an average 18% exposure to a Deep Value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by 11%. The moderate overweight to Japan, which beat the MSCI ACWI ex USA Index, also added to relative performance. Stock selection was very strong across the globe, with outperformance in the core developed ex-US exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	MSCI ACWI ex USA
2019	$10,000	$10,000
2019	$10,425	$10,257
2019	$10,894	$10,615
2019	$11,005	$10,709
2019	$11,617	$11,173
2020	$11,223	$10,872
2020	$10,504	$10,013
2020	$8,831	$8,563
2020	$9,543	$9,212
2020	$9,891	$9,514
2020	$10,266	$9,944
2020	$10,745	$10,387
2020	$10,987	$10,831
2020	$10,795	$10,565
2020	$10,534	$10,338
2020	$11,721	$11,729
2020	$12,427	$12,363
2021	$12,531	$12,390
2021	$12,886	$12,635
2021	$13,281	$12,795
2021	$13,524	$13,171
2021	$14,059	$13,568
2021	$13,772	$13,495
2021	$13,520	$13,273
2021	$13,716	$13,525
2021	$13,232	$13,092
2021	$13,416	$13,404
2021	$12,756	$12,801
2021	$13,417	$13,330
2022	$13,256	$12,839
2022	$12,452	$12,585
2022	$12,016	$12,605
2022	$11,317	$11,813
2022	$11,601	$11,898
2022	$10,606	$10,874
2022	$10,769	$11,247
2022	$10,412	$10,885
2022	$9,440	$9,797
2022	$9,814	$10,090
2022	$11,096	$11,281
2022	$10,880	$11,197
2023	$11,725	$12,105
2023	$11,325	$11,680
2023	$11,520	$11,965
2023	$11,667	$12,173
2023	$11,285	$11,731
2023	$11,912	$12,257
2023	$12,485	$12,755
2023	$11,983	$12,179
2023	$11,844	$11,795
2023	$11,463	$11,308
2023	$12,444	$12,326
2023	$13,082	$12,945
2024	$12,996	$12,817
2024	$13,306	$13,141
2024	$13,721	$13,532
2024	$13,587	$13,309
2024	$14,183	$13,695
2024	$13,854	$13,682
2024	$14,267	$13,999
2024	$14,648	$14,397
2024	$14,957	$14,785
2024	$14,190	$14,060
2024	$14,098	$13,932
2024	$14,180	$13,662
2025	$14,687	$14,212
2025	$15,007	$14,409
2025	$15,331	$14,377
2025	$15,817	$14,896
2025	$16,557	$15,578
2025	$17,166	$16,107
2025	$17,250	$16,060
2025	$18,077	$16,618
2025	$18,524	$17,216
2025	$18,828	$17,564
2025	$19,376	$17,560
2025	$19,977	$18,086
2026	$21,449	$19,168
2026	$23,044	$20,131

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since 8/30/2019 (commencement of operations)
Class R6†	53.56%	12.33%	13.71%
MSCI ACWI ex USA	39.71%	9.76%	11.37%

Performance Inception Date			Aug. 30, 2019
AssetsNet			$ 370,353,275
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$370,353,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Largest Holdings [Text Block]

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	45.0
GMO Emerging Markets Fund, Class VI	30.0
GMO International Opportunistic Value Fund, Class IV	17.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000256009
Shareholder Report [Line Items]
Fund Name			GMO MAC Implementation Fund
Class Name			Core Class
Trading Symbol			GMIHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO MAC Implementation Fund for the period of May 21, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Class	$1	0.01%Footnote Reference1
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

Expenses Paid, Amount			$ 1
Expense Ratio, Percent	[80]		0.01%
Expenses Short Period Footnote [Text Block]			For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Multi-Asset Credit Blended Benchmark is included for comparative purposes only.

The GMO MAC Implementation Fund returned +11.24% (net) for the period from commencement of operations on May 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +9.65% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund outperformed the benchmark over the period. Duration positioning was the primary driver of absolute performance, as U.S. Treasury rates rallied. Additional positive contributions were generated from positions in Agency MBS, credit momentum in Global High Yield, and short positions in Leveraged Loans. These gains were partially offset beta hedges in emerging markets debt, which detracted from performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Core Class	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
05/21/2025	$10,000	$10,000	$10,000	$10,000
05/2025	$10,140	$10,121	$10,018	$10,093
06/2025	$10,350	$10,276	$10,079	$10,291
07/2025	$10,300	$10,249	$10,140	$10,327
08/2025	$10,600	$10,372	$10,198	$10,469
09/2025	$10,600	$10,485	$10,262	$10,607
10/2025	$10,650	$10,550	$10,324	$10,699
11/2025	$10,780	$10,616	$10,378	$10,760
12/2025	$10,788	$10,600	$10,441	$10,795
01/2026	$10,798	$10,612	$10,498	$10,843
02/2026	$11,124	$10,785	$10,550	$10,965

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 5/21/2025 (commencement of operations)
Core Class	11.24%
Bloomberg U.S. Aggregate Index	7.85%
SOFR Index Plus 3% Index	5.50%
Multi-Asset Credit Blended Benchmark Index	9.65%

Performance Inception Date			May 21, 2025
AssetsNet			$ 23,414,056
Holdings Count | Holding			16
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$23,414,056
Number of Portfolio Holdings	16
Portfolio Turnover Rate	668%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	124.4
Short-Term Investments	0.8
Futures Contracts	0.6
Forward Currency Contracts	0.0
Swap Contracts	(0.2)
Other	(25.6)

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	56.5
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	21.3
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	14.8
Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/56	5.9
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	1.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000256007
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class IV
Trading Symbol			GMCHX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of May 21, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$12Footnote Reference1	0.15%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[81]		$ 12
Expense Ratio, Percent	[81],[82]		0.15%
Expenses Short Period Footnote [Text Block]			For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Class IV shares of the GMO Multi-Asset Credit Fund returned +8.78% (net) for the period from commencement of operations on May 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +9.65% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class IV	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
5/21/2025	$125,000,000	$125,000,000	$125,000,000	$125,000,000
05/2025	$125,812,500	$126,507,677	$125,220,117	$126,165,553
06/2025	$127,812,500	$128,452,905	$125,983,832	$128,641,891
07/2025	$128,312,500	$128,114,086	$126,754,140	$129,093,364
08/2025	$130,125,000	$129,646,386	$127,480,073	$130,863,090
09/2025	$131,187,500	$131,060,671	$128,280,942	$132,582,675
10/2025	$132,250,000	$131,879,496	$129,050,823	$133,743,397
11/2025	$133,312,500	$132,699,011	$129,730,574	$134,503,802
12/2025	$133,602,346	$132,502,681	$130,515,746	$134,939,981
01/2026	$134,564,437	$132,644,149	$131,219,680	$135,537,957
02/2026	$135,975,504	$134,816,370	$131,879,854	$137,061,374

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 5/21/2025 (commencement of operations)
Class IV	8.78%
Bloomberg U.S. Aggregate Index	7.85%
SOFR Index Plus 3% Index	5.50%
Multi-Asset Credit Blended Benchmark Index	9.65%

Performance Inception Date			May 21, 2025
AssetsNet			$ 195,748,735
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 40,726
InvestmentCompanyPortfolioTurnover	[83]		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000256004
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class R6
Trading Symbol			GMRQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of October 21, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$9Footnote Reference1	0.24%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period October 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[84]		$ 9
Expense Ratio, Percent	[84],[85]		0.24%
Expenses Short Period Footnote [Text Block]			For the period October 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Class R6 shares of the GMO Multi-Asset Credit Fund returned +2.75% (net) for the period from commencement of operations on October 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +2.28% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
10/21/2025	$10,000	$10,000	$10,000	$10,000
10/2025	$10,000	$9,931	$10,019	$9,981
11/2025	$10,080	$9,992	$10,072	$10,038
12/2025	$10,100	$9,978	$10,133	$10,070
01/2026	$10,173	$9,988	$10,188	$10,115
02/2026	$10,275	$10,152	$10,239	$10,228

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 10/21/2025 (commencement of operations)
Class R6	2.75%
Bloomberg U.S. Aggregate Index	1.52%
SOFR Index Plus 3% Index	2.39%
Multi-Asset Credit Blended Benchmark Index	2.28%

Performance Inception Date			Oct. 21, 2025
AssetsNet			$ 195,748,735
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 40,726
InvestmentCompanyPortfolioTurnover	[86]		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000256005
Shareholder Report [Line Items]
Fund Name			GMO Multi-Asset Credit Fund
Class Name			Class I
Trading Symbol			GMIQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of September 4, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference1	0.32%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period September 4, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[87]		$ 16
Expense Ratio, Percent	[87],[88]		0.32%
Expenses Short Period Footnote [Text Block]			For the period September 4, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Class I shares of the GMO Multi-Asset Credit Fund returned +4.14% (net) for the period from commencement of operations on September 4, 2025 to the end of the fiscal year on February 28, 2026, as compared with +4.34% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
09/04/2025	$10,000	$10,000	$10,000	$10,000
09/2025	$10,053	$10,064	$10,051	$10,093
10/2025	$10,134	$10,126	$10,111	$10,181
11/2025	$10,216	$10,189	$10,164	$10,239
12/2025	$10,237	$10,174	$10,226	$10,273
01/2026	$10,311	$10,185	$10,281	$10,318
02/2026	$10,414	$10,352	$10,333	$10,434

Average Annual Return [Table Text Block]
Table Summary
AATR	Since 9/4/2025 (commencement of operations)
Class I	4.14%
Bloomberg U.S. Aggregate Index	3.52%
SOFR Index Plus 3% Index	3.33%
Multi-Asset Credit Blended Benchmark Index	4.34%

Performance Inception Date			Sep. 04, 2025
AssetsNet			$ 195,748,735
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 40,726
InvestmentCompanyPortfolioTurnover	[89]		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000014937
Shareholder Report [Line Items]
Fund Name			GMO Strategic Opportunities Allocation Fund
Class Name			Class III
Trading Symbol			GBATX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount	[90]		$ 2
Expense Ratio, Percent	[90]		0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Strategic Opportunities Allocation Fund returned +32.13% (net) for the fiscal year ended February 28, 2026, as compared with +17.47% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index).

The Fund held an average of 69% in equities over the period, and its 41.2% return comfortably beat the MSCI World return of 21.3%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 19% off-benchmark position in alternatives had a small negative impact on relative performance as it modestly lagged the Fund benchmark with a 15.5% return. The Fund held an average of 13% in fixed income, and good absolute and relative performance in emerging market debt ensured outperformance of the benchmark. The Fund’s Fixed Income exposures posted 10.9%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]			Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
Table Summary
	Class III	Bloomberg U.S. Aggregate Index	GMO Strategic Opportunities Allocation Index*	MSCI World Index
2016	$10,000	$10,000	$10,000	$10,000
2016	$10,660	$10,092	$10,532	$10,679
2016	$10,752	$10,130	$10,667	$10,848
2016	$10,734	$10,133	$10,713	$10,908
2016	$10,734	$10,315	$10,671	$10,786
2016	$11,053	$10,380	$11,026	$11,242
2016	$11,128	$10,369	$11,029	$11,251
2016	$11,220	$10,362	$11,072	$11,311
2016	$11,099	$10,283	$10,890	$11,092
2016	$10,996	$10,040	$10,943	$11,252
2016	$11,152	$10,054	$11,143	$11,521
2017	$11,406	$10,074	$11,350	$11,799
2017	$11,660	$10,142	$11,606	$12,126
2017	$11,837	$10,136	$11,697	$12,255
2017	$12,008	$10,214	$11,849	$12,437
2017	$12,232	$10,293	$12,060	$12,700
2017	$12,291	$10,283	$12,092	$12,749
2017	$12,526	$10,327	$12,322	$13,054
2017	$12,668	$10,420	$12,362	$13,072
2017	$12,762	$10,370	$12,556	$13,366
2017	$13,058	$10,376	$12,736	$13,618
2017	$13,129	$10,363	$12,938	$13,913
2017	$13,305	$10,410	$13,085	$14,102
2018	$13,900	$10,290	$13,565	$14,846
2018	$13,420	$10,193	$13,111	$14,231
2018	$13,299	$10,258	$12,912	$13,912
2018	$13,177	$10,182	$13,005	$14,081
2018	$13,122	$10,254	$13,090	$14,169
2018	$12,849	$10,242	$13,081	$14,162
2018	$13,173	$10,244	$13,388	$14,605
2018	$13,059	$10,310	$13,534	$14,785
2018	$13,109	$10,244	$13,569	$14,868
2018	$12,373	$10,163	$12,795	$13,776
2018	$12,506	$10,224	$12,923	$13,933
2018	$12,040	$10,411	$12,245	$12,873
2019	$12,845	$10,522	$12,992	$13,875
2019	$12,958	$10,516	$13,283	$14,292
2019	$13,057	$10,718	$13,478	$14,480
2019	$13,330	$10,721	$13,837	$14,993
2019	$12,751	$10,911	$13,300	$14,128
2019	$13,390	$11,048	$13,999	$15,059
2019	$13,300	$11,072	$14,059	$15,134
2019	$12,989	$11,359	$13,934	$14,824
2019	$13,320	$11,299	$14,138	$15,139
2019	$13,698	$11,333	$14,418	$15,525
2019	$13,853	$11,327	$14,718	$15,957
2019	$14,398	$11,319	$15,046	$16,435
2020	$14,040	$11,537	$15,050	$16,335
2020	$13,291	$11,744	$14,163	$14,954
2020	$11,498	$11,675	$12,737	$12,975
2020	$12,416	$11,883	$13,837	$14,393
2020	$12,717	$11,938	$14,354	$15,088
2020	$13,032	$12,013	$14,662	$15,487
2020	$13,506	$12,193	$15,242	$16,228
2020	$13,782	$12,094	$15,975	$17,312
2020	$13,534	$12,088	$15,560	$16,715
2020	$13,343	$12,034	$15,185	$16,202
2020	$14,534	$12,152	$16,678	$18,274
2020	$15,091	$12,169	$17,214	$19,049
2021	$15,208	$12,081	$17,055	$18,859
2021	$15,772	$11,907	$17,321	$19,343
2021	$16,516	$11,758	$17,699	$19,986
2021	$16,701	$11,851	$18,352	$20,916
2021	$17,250	$11,890	$18,582	$21,243
2021	$16,857	$11,973	$18,805	$21,534
2021	$16,666	$12,107	$19,111	$21,920
2021	$16,829	$12,084	$19,458	$22,465
2021	$16,459	$11,980	$18,810	$21,533
2021	$16,635	$11,976	$19,608	$22,752
2021	$16,192	$12,012	$19,300	$22,254
2021	$16,964	$11,981	$19,907	$23,205
2022	$17,019	$11,723	$19,009	$21,977
2022	$16,335	$11,592	$18,596	$21,421
2022	$16,006	$11,270	$18,849	$22,009
2022	$15,432	$10,842	$17,496	$20,181
2022	$15,833	$10,912	$17,534	$20,196
2022	$14,666	$10,741	$16,326	$18,446
2022	$15,108	$11,003	$17,398	$19,911
2022	$14,680	$10,693	$16,730	$19,079
2022	$13,596	$10,231	$15,383	$17,305
2022	$14,157	$10,098	$16,161	$18,548
2022	$15,403	$10,469	$17,153	$19,837
2022	$15,064	$10,422	$16,587	$18,995
2023	$15,990	$10,743	$17,595	$20,339
2023	$15,668	$10,465	$17,164	$19,850
2023	$15,719	$10,731	$17,671	$20,463
2023	$15,910	$10,796	$17,930	$20,822
2023	$15,507	$10,678	$17,747	$20,614
2023	$16,212	$10,640	$18,536	$21,861
2023	$16,759	$10,633	$19,000	$22,595
2023	$16,456	$10,565	$18,629	$22,056
2023	$16,284	$10,296	$17,908	$21,104
2023	$15,849	$10,134	$17,448	$20,492
2023	$16,779	$10,593	$18,872	$22,413
2023	$17,675	$10,998	$19,747	$23,513
2024	$17,685	$10,968	$19,912	$23,796
2024	$17,931	$10,813	$20,474	$24,804
2024	$18,518	$10,913	$21,011	$25,594
2024	$18,144	$10,637	$20,297	$24,651
2024	$18,795	$10,818	$21,063	$25,751
2024	$18,550	$10,920	$21,434	$26,275
2024	$19,164	$11,175	$21,842	$26,738
2024	$19,400	$11,336	$22,354	$27,445
2024	$19,572	$11,488	$22,736	$27,948
2024	$18,831	$11,203	$22,256	$27,393
2024	$18,960	$11,321	$23,081	$28,650
2024	$18,647	$11,136	$22,536	$27,904
2025	$19,099	$11,195	$23,162	$28,888
2025	$19,269	$11,441	$23,164	$28,680
2025	$19,291	$11,446	$22,393	$27,403
2025	$19,405	$11,491	$22,564	$27,647
2025	$19,981	$11,408	$23,526	$29,283
2025	$20,626	$11,584	$24,378	$30,547
2025	$20,730	$11,553	$24,597	$30,940
2025	$21,556	$11,691	$25,152	$31,747
2025	$21,945	$11,819	$25,827	$32,768
2025	$22,221	$11,893	$26,255	$33,424
2025	$22,873	$11,967	$26,351	$33,519
2025	$23,272	$11,949	$26,501	$33,789
2026	$24,333	$11,962	$26,953	$34,546
2026	$25,459	$12,158	$27,211	$34,799

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	32.13%	10.05%	9.80%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
GMO Strategic Opportunities Allocation Index*	17.47%	9.46%	10.53%
MSCI World Index	21.33%	12.46%	13.28%

AssetsNet			$ 71,289,543
Holdings Count | Holding			21
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover	[91]		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$71,289,543
Number of Portfolio Holdings	21
Portfolio Turnover Rate	31%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 37%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Table Summary
International Equity Funds	44.3
U.S. Equity Funds	23.5
Alternative Funds	18.1
Implementation FundsFootnote Reference*	11.6
Short-Term Investments	1.2
Fixed Income Funds	1.1
Debt Obligations	0.3
Common Stocks	0.0
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	18.3
GMO International Equity Fund, Class IV	17.9
GMO Asset Allocation Bond Fund, Class VI	9.6
GMO International Opportunistic Value Fund, Class IV	8.4
GMO U.S. Opportunistic Value Fund, Class VI	7.9
GMO U.S. Equity Fund, Class VI	7.8
GMO-Usonian Japan Value Creation Fund, Class VI	7.6
GMO Emerging Markets Fund, Class VI	6.0
GMO Quality Fund, Class VI	3.3
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000220257
Shareholder Report [Line Items]
Fund Name			GMO Emerging Country Debt Shares Fund
Class Name			Class I
Trading Symbol			GMAJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about GMO Emerging Country Debt Shares Fund for the period of January 13, 2026 to February 28, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number			(617) 346-7646 (collect)
Additional Information Website			https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class I	$3Footnote Reference1	0.20%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period January 13, 2026 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	[92]		$ 3
Expense Ratio, Percent	[92],[93]		0.20%
Expenses Short Period Footnote [Text Block]			For the period January 13, 2026 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Factors Affecting Performance [Text Block]

How did the Fund perform last period and what affected its performance?

Class I of the GMO Emerging Country Debt Shares Fund returned +3.30% (net) for the period from January 13, 2026 (commencement of operations) through February 28, 2026, as compared with +2.00% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries widened by 6 basis points to 259 basis points during the period, and the yield on the 10-year U.S. Treasury bond fell by 24 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Argentina, Gabon, and Romania, and underweights in Indonesia and United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in on-benchmark countries such as Venezuela, Argentina, Turkey, and Brazil. These gains were partly offset by negative alpha from security selection in Peru, Bahrain, and Gabon. Security selection in off-benchmark countries, including South Korea, Lao People’s Democratic Republic, and Republic of Congo, also contributed positively during the period. Within quasi-sovereign security selection, the portfolio had positive alpha from positions in Venezuela, Turkey, and Brazil, while holdings in Peru, India, and Chile detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

AssetsNet			$ 26,565,797
Holdings Count | Holding			2
Advisory Fees Paid, Amount			$ 731
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$26,565,797
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$731

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Table Summary
GMO Fixed Income Funds	100.0
Short-Term Investments	6.5
Other	(6.5)

Largest Holdings [Text Block]

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO Emerging Country Debt Fund, Class III	100.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Material Fund Change [Text Block]

[1]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.
[2]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.
[3]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.
[4]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.
[5]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.
[6]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.
[7]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.
[8]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.
[9]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.
[10]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.
[11]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.
[12]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.
[13]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.
[14]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.
[15]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.
[16]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.
[17]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.
[18]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.
[19]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.
[20]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.
[21]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.
[22]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.
[23]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.
[24]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.
[25]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.
[26]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.
[27]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.
[28]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.
[29]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.
[30]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.
[31]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.
[32]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.
[33]	Annualized.
[34]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.
[35]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.
[36]	Annualized.
[37]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.
[38]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.
[39]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.
[40]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.
[41]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.
[42]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.
[43]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.
[44]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.
[45]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.
[46]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.
[47]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.
[48]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.
[49]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.
[50]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.
[51]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.
[52]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.
[53]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.
[54]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.
[55]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.
[56]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.
[57]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[58]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[59]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[60]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[61]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[62]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.25%.
[63]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 116%.
[64]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[65]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.
[66]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[67]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.
[68]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[69]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.
[70]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[71]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[72]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[73]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[74]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.31%.
[75]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 140%.
[76]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[77]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[78]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[79]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[80]	Annualized.
[81]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[82]	Annualized.
[83]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[84]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[85]	Annualized.
[86]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[87]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[88]	Annualized.
[89]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.
[90]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[91]	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 37%.
[92]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[93]	Annualized.